UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07064

Exact name of registrant as specified in charter:	The Target Portfolio Trust

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2011

Date of reporting period:	10/31/2011

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

THE TARGET PORTFOLIO TRUST®

ANNUAL REPORT • OCTOBER 31, 2011

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Trust portfolios’ securities are for the period covered by this report and are subject to change thereafter.

TARGET FUNDS and TARGET Portfolio Trust are distributed by Prudential Investment Management Services LLC, Newark, NJ, a Prudential Financial company and member SIPC. Prudential Investments®, Prudential, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc., and its related entities, registered in many jurisdictions worldwide.

December 15, 2011

Dear TARGET Shareholder:

After leading Prudential Investments for the past eight years, I have decided to retire at the end of 2011 from my positions as President of Prudential Investments and President and Trustee of the TARGET Portfolio Trust. Prudential Investments is the advisory firm that runs TARGET. Effective January 1, 2012, I will become Chairman of Prudential Investments and act as an advisor to the business during 2012 to help facilitate a smooth transition to my successor, Stuart Parker.

Stuart, who will become President of Prudential Investments and President and Trustee of TARGET on January 1, 2012, previously served as the Executive Vice President of Retail Mutual Fund Distribution at Prudential Investments. With more than 20 years of investment industry experience, Stuart brings a deep understanding of the needs and challenges facing today’s investors.

We hope you find the annual report for TARGET informative and useful. Today many investors are asking where they can find new growth opportunities. Whether you are looking for capital growth, current income, or a combination of both, the TARGET portfolios feature a wide range of strategies to suit a variety of investment needs.

TARGET is founded upon the belief that investment management talent is dispersed across a variety of firms and can be systematically identified through research. The managers for each portfolio are carefully chosen from among the leading institutional money managers and are monitored by your team of experienced investment management analysts. Of course, the future performance of the TARGET portfolios cannot be guaranteed.

Your selections among the TARGET portfolios can evolve as your needs change. Your financial professional can help you stay informed of important developments and assist you in determining whether you need to modify your investments.

Thank you for your continued confidence.

Sincerely,

Judy A. Rice, President

The TARGET Portfolio Trust

THE TARGET PORTFOLIO TRUST	1

Equity Portfolios’ Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Large Capitalization Growth Portfolio:

Gross operating expenses: Class R, 1.59%; Class T, 0.84%. Net operating expenses: Class R, 1.34%; Class T, 0.84%, after contractual reduction through 2/28/2013.

Large Capitalization Value Portfolio:

Gross operating expenses: Class R, 1.58%; Class T, 0.83%. Net operating expenses: Class R, 1.33%; Class T, 0.83%, after contractual reduction through 2/28/2013.

Small Capitalization Growth Portfolio:

Gross operating expenses: Class R, 1.69%; Class T, 0.94%. Net operating expenses: Class R, 1.44%; Class T, 0.94%, after contractual reduction through 2/28/2013.

Small Capitalization Value Portfolio:

Gross operating expenses: Class R, 1.46%; Class T, 0.71%. Net operating expenses: Class R, 1.21%; Class T, 0.71%, after contractual reduction through 2/28/2013.

International Equity Portfolio:

Gross operating expenses: Class Q, 0.87%; Class R, 1.73%; Class T, 0.98%. Net operating expenses: Class Q, 0.87%; Class R, 1.48%; Class T, 0.98%, after contractual reduction through 2/28/2013.

Equity Portfolios
	Cumulative Total Returns as of 10/31/11
	One Year	Five Years	Ten Years	Since Inception
Large Capitalization Growth Portfolio (Class R)	6.27%	–0.78%	N/A	4.83% (8/22/06)
Large Capitalization Growth Portfolio (Class T)	6.83	1.77	22.75%	—
S&P 500 Index	8.07	1.25	43.67	—
Russell 1000 Growth Index	9.92	16.16	41.83	—
Lipper Large-Cap Growth Funds Avg.	6.86	10.60	36.79	—

2	THE TARGET PORTFOLIO TRUST

	Average Annual Total Returns as of 9/30/11
	One Year	Five Years	Ten Years	Since Inception
Large Capitalization Growth Portfolio (Class R)	0.08%	–1.82%	N/A	–1.33% (8/22/06)
Large Capitalization Growth Portfolio (Class T)	0.61	–1.30	1.92%	—
S&P 500 Index	1.13	–1.18	2.82	—
Russell 1000 Growth Index	3.78	1.62	3.01	—
Lipper Large-Cap Growth Funds Avg.	0.27	0.34	2.42	—

	Average Annual Total Returns as of 10/31/11
	One Year	Five Years	Ten Years	Since Inception
Large Capitalization Growth Portfolio (Class R)	6.27%	–0.16%	N/A	0.91% (8/22/06)
Large Capitalization Growth Portfolio (Class T)	6.83	0.35	2.07%	—

	Cumulative Total Returns as of 10/31/11
	One Year	Five Years	Ten Years	Since Inception
Large Capitalization Value Portfolio (Class R)	3.19%	–21.63%	N/A	–17.00% (8/22/06)
Large Capitalization Value Portfolio (Class T)	3.62	–19.68	50.15%	—
S&P 500 Index	8.07	1.25	43.67	—
Russell 1000 Value Index	6.16	–9.84	56.37	—
Lipper Large-Cap Value Funds Avg.	4.15	–9.49	43.19	—

	Average Annual Total Returns as of 9/30/11
	One Year	Five Years	Ten Years	Since Inception
Large Capitalization Value Portfolio (Class R)	–4.24%	–6.08%	N/A	–5.51% (8/22/06)
Large Capitalization Value Portfolio (Class T)	–3.81	–5.62	2.99%	—
S&P 500 Index	1.13	–1.18	2.82	—
Russell 1000 Value Index	–1.89	–3.53	3.36	—
Lipper Large-Cap Value Funds Avg.	–3.54	–3.57	2.54	—

	Average Annual Total Returns as of 10/31/11
	One Year	Five Years	Ten Years	Since Inception
Large Capitalization Value Portfolio (Class R)	3.19%	–4.76%	N/A	–3.52% (8/22/06)
Large Capitalization Value Portfolio (Class T)	3.62	–4.29	4.15%	—

THE TARGET PORTFOLIO TRUST	3

Equity Portfolios’ Performance (continued)

	Cumulative Total Returns as of 10/31/11
	One Year	Five Years	Ten Years	Since Inception
Small Capitalization Growth Portfolio (Class R)	13.56%	–5.84%	N/A	–0.63% (8/22/06)
Small Capitalization Growth Portfolio (Class T)	14.23	–3.43	18.91%	—
Russell 2000 Index	6.71	3.45	97.05	—
Russell 2000 Growth Index	9.84	14.12	79.74	—
Lipper Small-Cap Growth Funds Avg.	9.06	12.66	76.80	—

	Average Annual Total Returns as of 9/30/11
	One Year	Five Years	Ten Years	Since Inception
Small Capitalization Growth Portfolio (Class R)	4.00%	–3.10%	N/A	–2.66% (8/22/06)
Small Capitalization Growth Portfolio (Class T)	4.56	–2.62	0.91%	—
Russell 2000 Index	–3.53	–1.02	6.12	—
Russell 2000 Growth Index	–1.12	0.96	5.45	—
Lipper Small-Cap Growth Funds Avg.	–0.61	0.51	5.06	—

	Average Annual Total Returns as of 10/31/11
	One Year	Five Years	Ten Years	Since Inception
Small Capitalization Growth Portfolio (Class R)	13.56%	–1.20%	N/A	–0.12% (8/22/06)
Small Capitalization Growth Portfolio (Class T)	14.23	–0.69	1.75%	—

	Cumulative Total Returns as of 10/31/11
	One Year	Five Years	Ten Years	Since Inception
Small Capitalization Value Portfolio (Class R)	7.75%	13.78%	N/A	20.48% (8/22/06)
Small Capitalization Value Portfolio (Class T)	8.27	16.56	175.85%	—
Russell 2000 Index	6.71	3.45	97.05	—
Russell 2000 Value Index	3.54	–6.89	108.70	—
Lipper Small-Cap Core Funds Avg.	7.31	6.59	105.42	—

	Average Annual Total Returns as of 9/30/11
	One Year	Five Years	Ten Years	Since Inception
Small Capitalization Value Portfolio (Class R)	–1.95%	0.97%	N/A	1.14% (8/22/06)
Small Capitalization Value Portfolio (Class T)	–1.44	1.48	9.71%	—
Russell 2000 Index	–3.53	–1.02	6.12	—
Russell 2000 Value Index	–5.99	–3.08	6.47	—
Lipper Small-Cap Core Funds Avg.	–2.88	–0.75	6.31	—

4	THE TARGET PORTFOLIO TRUST

	Average Annual Total Returns as of 10/31/11
	One Year	Five Years	Ten Years	Since Inception
Small Capitalization Value Portfolio (Class R)	7.75%	2.62%	N/A	3.65% (8/22/06)
Small Capitalization Value Portfolio (Class T)	8.27	3.11	10.68%	—

	Cumulative Total Returns as of 10/31/11
	One Year	Five Years	Ten Years	Since Inception
International Equity Portfolio (Class Q)	N/A	N/A	N/A	–11.62% (3/1/11)
International Equity Portfolio (Class R)	–5.92%	–9.23%	N/A	–4.94 (8/22/06)
International Equity Portfolio (Class T)	–5.45	–6.94	76.42%	—
MSCI EAFE ND Index	–4.08	–11.50	74.62	—
Lipper International Large-Cap Core Funds Avg.	–5.53	–12.63	63.13	—

	Average Annual Total Returns as of 9/30/11
	One Year	Five Years	Ten Years	Since Inception
International Equity Portfolio (Class Q)	N/A	N/A	N/A	N/A (3/1/11)
International Equity Portfolio (Class R)	–10.58%	–3.00%	N/A	–2.76% (8/22/06)
International Equity Portfolio (Class T)	–10.20	–2.52	4.98%	—
MSCI EAFE ND Index	–9.36	–3.46	5.03	—
Lipper International Large-Cap Core Funds Avg.	–10.77	–3.92	4.15	—

	Average Annual Total Returns as of 10/31/11
	One Year	Five Years	Ten Years	Since Inception
International Equity Portfolio (Class Q)	N/A	N/A	N/A	N/A (3/1/11)
International Equity Portfolio (Class R)	–5.92%	–1.92%	N/A	–0.97% (8/22/06)
International Equity Portfolio (Class T)	–5.45	–1.43	5.84%	—

THE TARGET PORTFOLIO TRUST	5

Equity Portfolios’ Performance (continued)

Growth of a $10,000 Investment

Large Capitalization Growth Portfolio

The graph compares a $10,000 investment in the TARGET Large Capitalization Growth Portfolio (Class T) with a similar investment in the S&P 500 Index and the Russell 1000 Growth Index by portraying the initial account values at the beginning of the 10-year period (October 31, 2001) and the account values at the end of the current fiscal year (October 31, 2011), as measured on a quarterly basis.

Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Portfolio’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Portfolio or any gains you may realize if you sell your shares.

6	THE TARGET PORTFOLIO TRUST

Large Capitalization Value Portfolio

The graph compares a $10,000 investment in the TARGET Large Capitalization Value Portfolio (Class T) with a similar investment in the S&P 500 Index and the Russell 1000 Value Index by portraying the initial account values at the beginning of the 10-year period (October 31, 2001) and the account values at the end of the current fiscal year (October 31, 2011), as measured on a quarterly basis.

Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Portfolio’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Portfolio or any gains you may realize if you sell your shares.

THE TARGET PORTFOLIO TRUST	7

Equity Portfolios’ Performance (continued)

Small Capitalization Growth Portfolio

The graph compares a $10,000 investment in the TARGET Small Capitalization Growth Portfolio (Class T) with a similar investment in the Russell 2000 Index and the Russell 2000 Growth Index by portraying the initial account values at the beginning of the 10-year period (October 31, 2001) and the account values at the end of the current fiscal year (October 31, 2011), as measured on a quarterly basis.

Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Portfolio’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Portfolio or any gains you may realize if you sell your shares.

8	THE TARGET PORTFOLIO TRUST

Small Capitalization Value Portfolio

The graph compares a $10,000 investment in the TARGET Small Capitalization Value Portfolio (Class T) with a similar investment in the Russell 2000 Index and the Russell 2000 Value Index by portraying the initial account values at the beginning of the 10-year period (October 31, 2001) and the account values at the end of the current fiscal year (October 31, 2011), as measured on a quarterly basis.

Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Portfolio’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Portfolio or any gains you may realize if you sell your shares.

THE TARGET PORTFOLIO TRUST	9

Equity Portfolios’ Performance (continued)

International Equity Portfolio

The graph compares a $10,000 investment in the TARGET International Equity Portfolio (Class T) with a similar investment in the Morgan Stanley Capital International Europe, Australasia, Far East Net Dividend Index (MSCI EAFE ND Index) by portraying the initial account values at the beginning of the 10-year period (October 31, 2001) and the account values at the end of the current fiscal year (October 31, 2011), as measured on a quarterly basis.

Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Portfolio’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Portfolio or any gains you may realize if you sell your shares.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Total returns assume the reinvestment of all dividends and distributions, and take into account all charges and expenses applicable to an investment in each Portfolio. Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.75%. Returns in the table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or following the redemption of Portfolio shares.

Inception returns are provided for any share class with less than 10 calendar years of returns.

10	THE TARGET PORTFOLIO TRUST

Benchmark Definitions

Lipper International Large-Cap Core Funds Average

Lipper International Large-Cap Core funds invest at least 75% of their equity assets in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) above Lipper’s international large-cap floor. International large-cap core funds typically have an average price-to-cash-flow ratio, price-to-book ratio, and three-year sales-per-share-growth value compared to their large-cap-specific subset of the S&P/Citigroup World ex-U.S. Broad Market Index (BMI).

Lipper Large-Cap Growth Funds Average

Lipper Large-Cap Growth funds invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s USDE large-cap floor. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index.

Lipper Large-Cap Value Funds Average

Lipper Large-Cap Value funds invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s USDE large-cap floor. Large-cap value funds typically have a below-average price-to-earnings ratio and three-year sales-per-share growth value compared with the S&P 500 Index.

Lipper Small-Cap Growth Funds Average

Lipper Small-Cap Growth funds invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share-growth value compared with the S&P SmallCap 600 Index.

Lipper Small-Cap Core Funds Average

Lipper Small-Cap Core funds invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE small-cap ceiling. Small-cap core funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share-growth value, compared to the S&P SmallCap 600 Index.

Morgan Stanley Capital International Europe, Australasia, and Far East Net Dividend Index

The Morgan Stanley Capital International Europe, Australasia, and Far East Net Dividend Index (MSCI EAFE ND Index) is an unmanaged, weighted index that reflects stock price movements in Europe, Australasia, and the Far East. It gives an indication of how foreign stocks have performed.

Russell 1000 Growth Index

The Russell 1000 Growth Index is an unmanaged index which contains those securities in the Russell 1000 Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates.

THE TARGET PORTFOLIO TRUST	11

Equity Portfolios’ Performance (continued)

Russell 1000 Value Index

The Russell 1000 Value Index is an unmanaged index which contains those securities in the Russell 1000 Index with a below-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.

Russell 2000 Index

The Russell 2000 Index is an unmanaged index of the stocks of the 2,000 smallest U.S. companies included in the Russell 3000 Index. It gives an indication of how the stock prices of smaller companies have performed.

Russell 2000 Growth Index

The Russell 2000 Growth Index is an unmanaged index which contains those securities in the Russell 2000 Index with an above-average growth orientation. Companies in this index generally have higher price-to-book and price-to-earnings ratios.

Russell 2000 Value Index

The Russell 2000 Value Index is an unmanaged index which contains those securities in the Russell 2000 Index with a below-average growth orientation. Companies in this index generally have low price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.

S&P 500 Index

The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. companies. It gives a broad look at how stock prices have performed.

Benchmark Inception Returns

Large Capitalization Growth Portfolio—S&P 500 Index Closest Month-End to Inception cumulative total return as of 10/31/11 is 7.24% for Class R. S&P 500 Index Closest Month-End to Inception average annual total return as of 9/30/11 is –0.66% for Class R. Russell 1000 Growth Index Closest Month-End to Inception cumulative total return as of 10/31/11 is 23.55% for Class R. Russell 1000 Growth Index Closest Month-End to Inception average annual total return as of 9/30/11 is 2.13% for Class R. Lipper Average Closest Month-End to Inception cumulative total return as of 10/31/11 is 17.15% for Class R. Lipper Average Closest Month-End to Inception average annual total return as of 9/30/11 is 0.87% for Class R.

Large Capitalization Value Portfolio—S&P 500 Index Closest Month-End to Inception cumulative total return as of 10/31/11 is 7.24% for Class R. S&P 500 Index Closest Month-End to Inception average annual total return as of 9/30/11 is –0.66% for Class R. Russell 1000 Value Index Closest Month-End to Inception cumulative total return as of 10/31/11 is –5.03% for Class R. Russell 1000 Value Index Closest Month-End to Inception average annual total return as of 9/30/11 is –3.10% for Class R. Lipper Average Closest Month-End to Inception cumulative total return as of 10/31/11 is –4.84% for Class R. Lipper Average Closest Month-End to Inception average annual total return as of 9/30/11 is –3.14% for Class R.

Small Capitalization Growth Portfolio—Russell 2000 Index Closest Month-End to Inception cumulative total return as of 10/31/11 is 10.31% for Class R. Russell 2000 Index Closest Month-End to Inception average annual total return as of 9/30/11 is –0.84% for Class R. Russell 2000 Growth Index Closest Month-End to Inception cumulative total return as of 10/31/11 is 22.34% for Class R. Russell 2000 Growth Index Closest Month-End to Inception average annual total return as of 9/30/11 is 1.08% for Class R. Lipper Average Closest Month-End to Inception cumulative total return as of 10/31/11 is 19.70% for Class R. Lipper Average Closest Month-End to Inception average annual total return as of 9/30/11 is 0.72% for Class R.

12	THE TARGET PORTFOLIO TRUST

Small Capitalization Value Portfolio—Russell 2000 Index Closest Month-End to Inception cumulative total return as of 10/31/11 is 10.31% for Class R. Russell 2000 Index Closest Month-End to Inception average annual total return as of 9/30/11 is –0.84% for Class R. Russell 2000 Value Index Closest Month-End to Inception cumulative total return as of 10/31/11 is –1.19% for Class R. Russell 2000 Value Index Month-End to Inception average annual total return as of 9/30/11 is –2.84% for Class R. Lipper Average Closest Month-End to Inception cumulative total return as of 10/31/11 is 12.69% for Class R. Lipper Average Closest Month-End to Inception average annual total return as of 9/30/11 is –0.57% for Class R.

International Equity Portfolio—MSCI EAFE ND Index Closest Month-End to Inception cumulative total returns as of 10/31/11 are –11.83% for Class Q; –7.91% for Class R. MSCI EAFE ND Index Closest Month-End to Inception average annual total return as of 9/30/11 is –3.37% for Class R. Lipper Average Closest Month-End to Inception cumulative total returns as of 10/31/11 are –12.48% for Class Q; –9.28% for Class R. Lipper Average Closest Month-End to Inception average annual total return as of 9/30/11 is –3.85% for Class R. Class Q shares have been in existence for less than one year and have no average annual total return performance information available.

Investors cannot invest directly in an index or average. The returns for the benchmark indexes would be lower if they reflected deductions for portfolio operating expenses, sales charges, or taxes.

The Lipper averages represent returns based on an average of all funds in the respective Lipper categories for the periods noted. The returns for the Lipper averages would be lower if they reflected deductions for sales charges or taxes.

THE TARGET PORTFOLIO TRUST	13

Fixed Income Portfolios’ Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Total Return Bond Portfolio:

Gross operating expenses: Class R, 1.40%; Class T, 0.65%. Net operating expenses: Class R, 1.15%; Class T, 0.65%, after contractual reduction through 2/28/2013.

Intermediate-Term Bond Portfolio:

Gross operating expenses: Class T, 0.66%. Net operating expenses: Class T, 0.66%.

Mortgage Backed Securities Portfolio:

Gross operating expenses: Class T, 1.03%. Net operating expenses: Class T, 1.03%.

	Cumulative Total Returns as of 10/31/11
	One Year	Five Years	Ten Years	Since Inception
Total Return Bond Portfolio (Class R)	2.24%	44.06%	N/A	45.48% (8/22/06)
Total Return Bond Portfolio (Class T)	2.76	47.73	87.73%	—
Barclays Capital U.S. Aggregate Bond Index	5.00	36.42	70.12	—
Lipper Corporate Debt BBB-Rated Funds Avg.	5.09	36.05	80.80	—

	Average Annual Total Returns as of 9/30/11
	One Year	Five Years	Ten Years	Since Inception
Total Return Bond Portfolio (Class R)	2.60%	7.56%	N/A	7.61% (8/22/06)
Total Return Bond Portfolio (Class T)	3.20	8.24	6.70%	—
Barclays Capital U.S. Aggregate Bond Index	5.26	6.53	5.66	—
Lipper Corporate Debt BBB-Rated Funds Avg.	3.91	6.16	6.05	—

	Average Annual Total Returns as of 10/31/11
	One Year	Five Years	Ten Years	Since Inception
Total Return Bond Portfolio (Class R)	2.24%	7.57%	N/A	7.48% (8/22/06)
Total Return Bond Portfolio (Class T)	2.76	8.12	6.50%	—

14	THE TARGET PORTFOLIO TRUST

	Cumulative Total Returns as of 10/31/11
	One Year	Five Years	Ten Years
Intermediate-Term Bond Portfolio (Class T)	2.70%	45.30%	76.81%
Barclays Capital Int. Govt./Credit Bond Index	3.22	33.00	62.61
Lipper Int. Inv.-Grade Debt Funds Avg.	3.94	31.50	61.61

	Average Annual Total Returns as of 9/30/11
	One Year	Five Years	Ten Years
Intermediate-Term Bond Portfolio (Class T)	2.77%	7.77%	6.00%
Barclays Capital Int. Govt./Credit Bond Index	3.40	5.92	5.12
Lipper Int. Inv.-Grade Debt Funds Avg.	3.77	5.64	5.00

	Average Annual Total Returns as of 10/31/11
	One Year	Five Years	Ten Years
Intermediate-Term Bond Portfolio (Class T)	2.70%	7.76%	5.86%

	Cumulative Total Returns as of 10/31/11
	One Year	Five Years	Ten Years
Mortgage Backed Securities Portfolio (Class T)	5.36%	42.83%	70.45%
Barclays Capital Mortgage-Backed Securities Index	4.53	37.25	70.18
Citigroup Mortgage-Backed Securities Index	4.62	37.65	71.25
Lipper U.S. Mortgage Funds Avg.	4.06	29.46	54.18

	Average Annual Total Returns as of 9/30/11
	One Year	Five Years	Ten Years
Mortgage Backed Securities Portfolio (Class T)	6.73%	7.58%	5.63%
Barclays Capital Mortgage-Backed Securities Index	5.56	6.69	5.61
Citigroup Mortgage-Backed Securities Index	5.66	6.76	5.67
Lipper U.S. Mortgage Funds Avg.	5.22	5.37	4.51

	Average Annual Total Returns as of 10/31/11
	One Year	Five Years	Ten Years
Mortgage Backed Securities Portfolio (Class T)	5.36%	7.39%	5.48%

THE TARGET PORTFOLIO TRUST	15

Fixed Income Portfolios’ Performance (continued)

Growth of a $10,000 Investment

Total Return Bond Portfolio

The graph compares a $10,000 investment in the TARGET Total Return Bond Portfolio (Class T) with a similar investment in the Barclays Capital U.S. Aggregate Bond Index by portraying the initial account values at the beginning of the 10-year period (October 31, 2001) and the account values at the end of the current fiscal year (October 31, 2011), as measured on a quarterly basis.

Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Portfolio’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Portfolio or any gains you may realize if you sell your shares.

16	THE TARGET PORTFOLIO TRUST

Intermediate-Term Bond Portfolio

The graph compares a $10,000 investment in the TARGET Intermediate-Term Bond Portfolio (Class T) with a similar investment in the Barclays Capital Intermediate Government/Credit Bond Index by portraying the initial account values at the beginning of the 10-year period (October 31, 2001) and the account values at the end of the current fiscal year (October 31, 2011), as measured on a quarterly basis.

Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Portfolio’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Portfolio or any gains you may realize if you sell your shares.

THE TARGET PORTFOLIO TRUST	17

Fixed Income Portfolios’ Performance (continued)

Mortgage Backed Securities Portfolio

The graph compares a $10,000 investment in the TARGET Mortgage Backed Securities Portfolio (Class T) with a similar investment in the Barclays Capital Mortgage-Backed Securities Index and the Citigroup Mortgage-Backed Securities Index by portraying the initial account values at the beginning of the 10-year period (October 31, 2001) and the account values at the end of the current fiscal year (October 31, 2011), as measured on a quarterly basis.

Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Portfolio’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Portfolio or any gains you may realize if you sell your shares.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Total returns assume the reinvestment of all dividends and distributions, and take into account all charges and expenses applicable to an investment in each Portfolio. Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.75%. Returns in the table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or following the redemption of Portfolio shares.

Inception returns are provided for any share class with less than 10 calendar years of returns.

Investors cannot invest directly in an index or average. The returns for the benchmark indexes would be lower if they reflected deductions for portfolio operating expenses, sales charges, or taxes.

18	THE TARGET PORTFOLIO TRUST

Benchmark Definitions

Barclays Capital Intermediate Government/Credit Bond Index

The Barclays Capital Intermediate Government/Credit Bond Index is an unmanaged index of publicly traded U.S. government bonds and investment-grade corporate bonds with maturities of up to 10 years. It gives a broad indication of how intermediate-term bonds have performed.

Barclays Capital Mortgage-Backed Securities Index

The Barclays Capital Mortgage-Backed Securities Index is an unmanaged, market capitalization-weighted index of 15- and 30-year fixed-rate securities backed by GNMA, FNMA, and FHLMC mortgage pools, and balloon mortgages with fixed-rate coupons.

Barclays Capital U.S. Aggregate Bond Index

The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies and by corporations with between one and 10 years remaining to maturity. It gives a broad indication of how bond prices of short- and intermediate-term bonds have performed.

Citigroup Mortgage-Backed Securities Index

The Citigroup Mortgage-Backed Securities Index is an unmanaged index of 15- and 30-year mortgage-related securities issued by U.S. government agencies. It gives a broad indication of how mortgage-backed securities have performed.

Lipper Corporate Debt BBB-Rated Funds Average

Lipper Corporate Debt BBB-Rated funds invest primarily in corporate and government debt issues rated in the top four grades.

Lipper Intermediate Investment-Grade Debt Funds Average

Lipper Intermediate Investment-Grade Debt funds invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to 10 years.

Lipper U.S. Mortgage Funds Average

Lipper U.S. Mortgage funds invest primarily in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies.

Benchmark Inception Returns

Total Return Bond Portfolio—Barclays Capital U.S. Aggregate Bond Index Closest Month-End to Inception cumulative total return as of 10/31/11 is 38.53% for Class R. Barclays Capital U.S. Aggregate Bond Index Closest Month-End to Inception average annual total return as of 9/30/11 is 6.60% for Class R. Lipper Average Closest Month-End to Inception cumulative total return as of 10/31/11 is 38.78% for Class R. Lipper Average Closest Month-End to Inception average annual total return as of 9/30/11 is 6.26% for Class R.

The Lipper Averages represent returns based on an average of all funds in the respective Lipper categories for the periods noted. The returns for the Lipper averages would be lower if they reflected deductions for sales charges or taxes.

THE TARGET PORTFOLIO TRUST	19

Strategy and Performance Overview

Large Capitalization Growth Portfolio

The Large Cap Growth Portfolio’s Class T shares returned 6.83% for the 12-month period ended October 31, 2011, which trailed the 9.92% return of its benchmark, the Russell 1000® Growth Index (the Index), and slightly underperformed the 6.86% return of the Lipper Large Cap Growth Funds Average.

The Large Cap Growth Portfolio uses a multi-manager approach, seeking to maximize returns by diversifying Portfolio performance across firms and by combining complementary approaches. Marsico Capital Management, LLC (Marsico), is a traditional large-cap growth manager. It constructs a relatively concentrated portfolio using an active top-down, bottom-up approach to investing. MFS Investment Management (MFS) follows a more diversified strategy that takes a traditional approach to capture forward-looking earnings and rate of growth that investors generally miss and/or underestimate.

•

Large-cap stocks achieved gains early in the reporting period, but market conditions pressured stocks downward later. A series of geopolitical conflicts and the crisis in Japan hit equities hard. Also, the sovereign debt crisis in the euro zone, weakness in the U.S. economy, and U.S. fiscal issues continued to weigh on equities.

•

Underweight holdings in the energy reserves and semiconductor industries detracted. Overweight positions in medical products and supplies and the construction industries also detracted from the Portfolio’s performance.

•

The Portfolio’s holdings in the apparel and textile industries, in addition to holdings in the railroad industries, helped performance. An overweight position in the entertainment industry detracted from performance.

•

MFS stock selection included overweights in individual stocks in the information technology and industrials sectors, which enhanced performance. An underweight in energy and an overweight in consumer discretionary sectors detracted from performance. Also, underweight exposure to Exxon Mobile detracted. Overweight positions in American Tower Corp. and Check Point Software Technologies Ltd. benefited performance.

•

Marsico’s stock selection in the energy, industrials, financials, and technology sectors detracted from performance. Specifically, underweights to Exxon Mobile, Broadcom, Hutchinson Port Holdings Trust, and IBM hurt performance.

The Portfolio of Investments following this report shows the size of the Portfolio’s positions at period-end.

20	THE TARGET PORTFOLIO TRUST

•

The Portfolio was overweight in stocks with high price volatility and was underweight in stocks with high earnings-to-price ratios (the company’s earnings per share divided by its price). These positions hurt performance. However, the Portfolio benefited from an overweight in stocks experiencing recent price strength (momentum).

The Portfolio of Investments following this report shows the size of the Portfolio’s positions at period-end.

THE TARGET PORTFOLIO TRUST	21

Strategy and Performance Overview (continued)

Large Capitalization Value Portfolio

The Large Cap Value Portfolio’s Class T shares returned 3.62% for the 12-month reporting period ended October 31, 2011, trailing the 6.16% return of its benchmark, the Russell 1000® Value Index (the Index), and underperformed the 4.15% return of the Lipper Large-Cap Value Funds Average.

The Portfolio is managed by NFJ, Eaton Vance, and Hotchkis and Wiley Capital Management, LLC (Hotchkis and Wiley). NFJ follows a disciplined deep value investment strategy, based on research that has shown that portfolios of low price-to-earnings (P/E) stocks have substantially outperformed market indexes throughout all capitalization levels over extended periods. The manager uses an elaborate screening process to identify the lowest-valued stocks within an industry based on their price-to-earnings (P/E) ratio.

In contrast, Eaton Vance’s portion of the overall portfolio follows a relative value or “growthier” investment style. The manager evaluates traditional measures of value, overall business health, and changes in business momentum to capture market inefficiencies in the universe of large capitalization companies. Eaton Vance focuses on companies that exhibit strong business franchises with attractive earnings-per share (EPS) ratios and dividend growth potential.

Hotchkis and Wiley uses a value-oriented investment style and a bottom-up approach to security selection, primarily investing in above-market yielding securities. The investment team seeks to identify companies with strong cash flow, improving profit margins, sustainability of projected growth, and competitive/strategic positioning within their industries.

•

Large-cap value stocks achieved most gains in the first half of the reporting period, but later on severe turbulence in the markets pressured stocks downward. A series of geopolitical conflicts and the crisis in Japan hit equities hard. Also, the sovereign debt crisis in the euro zone, weakness in the U.S. economy, and U.S. fiscal issues continued to weigh on equities. Large-cap value stocks also posted weaker returns than large-cap growth stocks.

•

The Portfolio’s underperformance, relative to the Index, was the result of poor stock selection in the technology sector in the Hotchkis and Wiley and NFJ portions of the Portfolio. That sector posted a modest return in the Index. Weak

The Portfolio of Investments following this report shows the size of the Portfolio’s positions at period-end.

22	THE TARGET PORTFOLIO TRUST

stock selection in the energy sector in the Eaton Vance portion also contributed negatively to the Portfolio’s relative performance. Energy was the top-performing sector in the Index.

•

During the first six months of the reporting period, the Eaton Vance and NFJ portions of the Portfolio selected stocks in the Index with larger capitalization ranges. This style positioning detracted from performance, as large-cap stocks with smaller capitalization levels generally outperformed more highly capitalized companies in the Index.

The Portfolio of Investments following this report shows the size of the Portfolio’s positions at period-end.

THE TARGET PORTFOLIO TRUST	23

Strategy and Performance Overview (continued)

Small Capitalization Growth Portfolio

The Small Cap Growth Portfolio’s Class T shares rose 14.23% for the 12-month reporting period ended October 31, 2011, outperforming the 9.84% gain of the Russell 2000® Growth Index (the Index), and outperforming the 9.06% return of the Lipper Small-Cap Growth Funds Average.

Eagle Asset Management (Eagle) has managed all the assets of the Portfolio effective February 25, 2011. Ashfield Capital Partners (Ashfield) resigned from the Portfolio in February 2011, as Ashfield closed down their small cap growth operations. As a result of that decision, Ashfield’s assets were reallocated to the remaining manager, Eagle.*

•

Eagle describes its traditional growth investment process as “rapid growth at a reasonable price.” The manager seeks companies with accelerating and sustainable earnings growth, a positive catalyst, a high or expanding return on equity, and a credible and competent management team.

•

Stocks gained early in the reporting period, but market conditions pressured stocks later on. A series of geopolitical conflicts and the crisis in Japan hit equities hard. Also, the sovereign debt crisis in the euro zone, weakness in the U.S. economy, and U.S. fiscal issues continued to weigh on equities.

•

Portfolio holdings, specifically in the apparel retail, restaurants, biotechnology, technology hardware and equipment, and food and staples retail industries, added to the Portfolio’s returns. Conversely, transportation and commercial and professional services detracted from performance results.

•

Relative to the Index, the Portfolio’s underweight position in the energy and telecommunication services sectors were the largest contributors. However, it was the Portfolio’s overweight to oil and gas equipment and services in the energy sector that had the largest positive impact. An overweight in materials and an underweight in one of the better performing sectors (consumer staples) marginally dampened results.

*	Effective on or about January 17, 2012, Emerald Mutual Fund Advisers Trust, will be added as a co-manager to the Portfolio.

The Portfolio of Investments following this report shows the size of the Portfolio’s positions at period-end.

24	THE TARGET PORTFOLIO TRUST

Small Capitalization Value Portfolio

The Small Cap Value Portfolio’s Class T shares gained 8.27% for the 12-month reporting period ended October 31, 2011, which outperformed the 3.54% return of its benchmark, the Russell 2000® Value Index (the Index), and outperformed the 7.31% return of the Lipper Small-Cap Core Funds Average.

Small companies may respond to economic trends differently. For example, some may occupy specific niches in which they are immune to economic cycles. Also, some inexpensive stocks may not be followed closely by analysts. Accordingly, small-cap managers can benefit from informational inefficiencies in the market. Research is critical.

This is why the Portfolio uses several managers chosen based on their experience and capabilities. As managers reach their capacity limits, new asset managers may be added. EARNEST Partners, LLC; Lee Munder Capital Group; J.P. Morgan Investment Management, Inc.; NFJ Investment Group L.P.; and Vaughan Nelson Investment Management, L.P. co-manage the Portfolio.

•

Stocks gained early in the reporting period, but market conditions pressured stocks later on. A series of geopolitical conflicts and the crisis in Japan hit equities hard. Also, the sovereign debt crisis in the euro zone, weakness in the U.S. economy, and U.S. fiscal issues continued to weigh on equities.

•

Style factors helped returns. An underweight stance in value-oriented stocks and stocks with higher price volatility helped performance. Additionally, an overweight in securities exhibiting a high degree of price momentum proved beneficial. On the negative side, the Portfolio’s overweight in the largest capitalization stocks within the Index detracted from relative returns.

•

Risk positioning hurt returns. This multi-managed strategy tends to be less sensitive to movements in the broad market and is also less sensitive than the Index. Accordingly, this defensive positioning tends to detract from relative performance during broad market gains, which was generally the case during the past year.

•

Sector positioning drove positive returns. An underweight to financials helped as the sector lagged due to an endless stream of global macroeconomic issues, including the European debt crisis, anemic U.S. GDP growth, and historically high unemployment rates.

The Portfolio of Investments following this report shows the size of the Portfolio’s positions at period-end.

THE TARGET PORTFOLIO TRUST	25

Strategy and Performance Overview (continued)

•	Overall, asset selection added to relative performance. Stock selection within the energy and consumer discretionary sectors was a source of positive returns.

•	NFJ and Earnest, which had the two largest portions of the Portfolio, were also the best performers, helping drive outperformance relative to the benchmark during the period.

•

The JP Morgan portion takes a small position in Russell 2000 futures to “equitize” cash, which helps manage flows and general market exposure. Over the last year, this exposure had very little impact on Portfolio results. It is important to note, however, the sole purpose for using futures in this portion is to maintain full market exposure.

The Portfolio of Investments following this report shows the size of the Portfolio’s positions at period-end.

26	THE TARGET PORTFOLIO TRUST

International Equity Portfolio

The TARGET International Equity Portfolio’s Class T shares declined 5.45% for the 12-month reporting period ended October 31, 2011, underperforming the Morgan Stanley Capital International Europe, Australasia, and Far East Net Dividend Index (MSCI EAFE ND Index) (the Index), which fell 4.08%. The Class T shares outperformed the Lipper International Large-Cap Core Funds Average, which fell 5.53%.

LSV Asset Management (LSV) and Thornburg Investment Management, Inc. (Thornburg) are co-managers of the Portfolio, which combines the distinct approaches of LSV international value (deep value) and Thornburg international (core/relative value).

LSV’s active quantitative strategy is based on research in value investing and behavioral finance. It believes that superior investment performance can be achieved by exploiting investor biases. Some of these biases include: a tendency to extrapolate the past too far into the future; wrongly equating a good company with a good investment irrespective of price; ignoring statistical evidence; and developing a “mindset” about a firm. LSV does not use derivatives to manage its portion of the Portfolio.

Thornburg seeks companies trading at a discount to what it believes are their intrinsic value. It tries to cut risk by diversifying the Portfolio to select traditional, relative, and/or deep value stocks. Thornburg uses quantitative screens and performs fundamental research on the firms. It also searches for investment value among firms not identified by the screening process. Thornburg also uses forward contracts, which are derivatives, to prevent currency movements from undermining stock positions in its Portfolio.

International equity markets got off to a volatile start. A sharp decline for November 2010, caused largely by a flare-up in the sovereign-debt crisis in the euro zone, was followed by a large gain for December, with gains in three of the first four months of 2011. Political upheaval hurt economic growth in parts of the Middle East and North Africa, which threatened the stability of the global oil supply. Natural disasters occurred in Japan, Southeast Asia, and the United States. The remainder of the period saw the Index experience five consecutive monthly declines (the largest in September) before rebounding sharply in October.

International value stocks underperformed for the period in U.S. dollar terms, declining more than international growth stocks, according to MSCI EAFE indexes.

The Portfolio of Investments following this report shows the size of the Portfolio’s positions at period-end.

THE TARGET PORTFOLIO TRUST	27

Strategy and Performance Overview (continued)

Broadly, it was the large amount of shares of financial companies that caused the international value style that caused it to lag international growth.

•	The Portfolio underperformed largely due to an emphasis and de-emphasis of particular countries relative to their index weightings, including positions in several regions not included in the Index.

•	Investments in Canada, South Korea, and the United States aided its performance, but allocations to emerging markets countries hurt, particularly in China, Brazil, and Turkey.

•

The Portfolio had smaller exposures than the Index to Australia and the United Kingdom, which hurt its relative performance, but this was largely offset by the absence of exposure to Greece. Favorable stock selection aided its performance, particularly in the consumer discretionary, industrials, and telecommunications sectors as well as in Japan and the United Kingdom.

•

The LSV portion slightly outperformed the Index for the period due partly to favorable stock selection in Japan, which accounted for most of its outperformance regionally. It benefited greatly from having larger exposures than the Index to several telecommunications firms and from exposures to several Japanese stocks not in the Index that performed well.

•

Favorable sector allocation also helped the Portfolio’s LSV portion. Asset selection in the financials sector proved profitable, specifically avoiding financials in the Index that performed poorly, including European and Asian banks. Holdings in utilities and telecommunications also benefited the LSV portion of the Portfolio.

•

The Thornburg portion of the Portfolio slightly underperformed the Index due primarily to poor stock selection in the financials and materials sectors. This impact was offset somewhat by strong performance from Thornburg’s holdings in the consumer discretionary and industrials sectors. Another key detractor was its underweight in Japan and its exposure to China.

•	Thornburg was rewarded for overweighting stocks with positive price momentum and underweighting leveraged companies.

•

Thornburg evaluates the need for hedging on a stock-by-stock basis, considering how each company might be affected by currency movements. It used forward contracts to hedge where it believed there was a significant risk of a major adverse currency movement. Overall, foreign exchange hedging had a slightly negative effect on the Portfolio for the period.

The Portfolio of Investments following this report shows the size of the Portfolio’s positions at period-end.

28	THE TARGET PORTFOLIO TRUST

Total Return Bond Portfolio

The Total Return Bond Portfolio’s Class T shares gained 2.76% for the 12-month reporting period ended October 31, 2011, underperforming the 5.00% gain of the Barclays Capital U.S. Aggregate Bond Index (the Index). The Portfolio’s Class T shares also lagged the 5.09% gain of the Lipper Corporate Debt BBB-Rated Funds Average. Pacific Investment Management Company LLC (PIMCO) manages the Portfolio.

Growing uncertainty and volatility characterized conditions in the U.S. fixed income market, but all sectors of the market posted gains for the period.

•

Modest signs of improving economic conditions in the United States, supported by the aggressively accommodative monetary policy of the Federal Reserve (the Fed), an agreement in Washington to extend certain tax cuts, and continued strong corporate earnings fostered an environment in late 2010 that favored riskier asset classes such as high yield corporate “junk” bonds over U.S. Treasury securities.

•

Riskier asset classes largely remained in favor in the first quarter of 2011, though growing political upheaval in the Middle East North African (MENA) region boosted the price of oil, and an earthquake and tsunami caused a nuclear accident in Japan.

•

But the bond market grew increasingly volatile, and investors became more risk averse, as the period continued. This reflected a worsening sovereign-debt crisis in the euro zone, data indicating the global economic recovery was slowing, and Standard & Poor’s lowering the long-term U.S. credit rating to AA+ from AAA.

•

Investors fled riskier asset classes and sought refuge in U.S. Treasury securities, boosting their prices and driving down their yields, as bond prices move inversely to yields. Treasury securities also gained in September after the Fed announced it would begin in October to exchange $400 billion of short-term Treasury securities for longer-term Treasury securities.

•

Riskier asset classes returned to favor in October 2011. Signs of strength in the U.S. economy quieted concerns that it might slip into a double-dip recession. European leaders also appeared to make progress in containing the region’s sovereign-debt crisis.

The Portfolio of Investments following this report shows the size of the Portfolio’s positions at period-end.

THE TARGET PORTFOLIO TRUST	29

Strategy and Performance Overview (continued)

The Portfolio’s duration strategies in various bond markets had a mixed impact on its performance versus the Index. Duration measures a fund’s sensitivity to changes in the level of interest rates, which move inversely to bond prices. When declining bond yields push bond prices higher (as during the period), a fund with a longer duration will tend to derive greater benefit from the market rally than a fund with a shorter duration.

•

The Portfolio had a shorter duration than the Index in the U.S. bond market for most of the period. This subtracted from its relative performance, as yields on U.S. Treasury securities declined, pushing their prices higher.

•	It had duration exposures in the Australian and core European bond markets, which had a positive impact on its relative performance as declining bond yields in these markets pushed bond prices higher.

•

It also used interest rate swaps to gain duration exposure in the market for Brazilian bonds denominated in the nation’s currency, the Brazilian real. This benefited the Portfolio’s performance as declining rates in that market pushed up bond prices.

Its sector allocation strategy had a mixed impact on its performance versus the Index.

•

It had a larger exposure than the Index to the investment-grade corporate bond sector, particularly to debt securities of financial companies. This subtracted from its relative performance, as the sector underperformed similar-duration Treasury securities for the period.

•

It had a smaller exposure than the Index to mortgage-backed securities of federal agencies for most of its fiscal year. This approach helped its relative performance, as the sector underperformed similar-duration Treasury securities for the period.

The Portfolio’s yield curve strategy also detracted from its relative performance.

•

It had a smaller exposure than the Index to longer-term bonds that was partially implemented by employing long-dated interest rate swaps. This strategy detracted from performance as yields on bonds maturing in 30 years declined, causing the slope of the two-to-30-year portion of the yield curve to flatten.

The Portfolio of Investments following this report shows the size of the Portfolio’s positions at period-end.

30	THE TARGET PORTFOLIO TRUST

Intermediate-Term Bond Portfolio

The Intermediate-Term Bond Portfolio’s Class T shares gained 2.70% for the 12-month reporting period ended October 31, 2011, underperforming the 3.22% gain of the Barclays Capital Intermediate Government/Credit Index (the Index). The Portfolio’s Class T shares also lagged the 3.94% gain of the Lipper Intermediate Investment-Grade Debt Funds Average. Pacific Investment Management Company LLC (PIMCO) manages the Portfolio.

Growing uncertainty and volatility characterized conditions in the U.S. fixed income market, but all sectors of the market posted gains for the period.

•

Modest signs of improving economic conditions in the United States, supported by the aggressively accommodative monetary policy of the Federal Reserve (the Fed), an agreement in Washington to extend certain tax cuts, and continued strong corporate earnings fostered an environment in late 2010 that favored riskier asset classes such as high yield corporate “junk” bonds over U.S. Treasury securities.

•

Riskier asset classes largely remained in favor in the first quarter of 2011, though growing political upheaval in the Middle East North African (MENA) region boosted the price of oil, and an earthquake and tsunami caused a nuclear accident in Japan.

•

But the bond market grew increasingly volatile, and investors more risk averse, as the period continued. This reflected a worsening sovereign-debt crisis in the euro zone, data indicating the global economic recovery was slowing, and Standard & Poor’s lowering the long-term U.S. credit rating to AA+ from AAA.

•

Investors fled riskier asset classes and sought refuge in U.S. Treasury securities, boosting their prices and driving down their yields, as bond prices move inversely to yields. Treasury securities also gained in September after the Fed announced it would begin in October to exchange $400 billion of short-term Treasury securities for longer-term Treasury securities.

•

Riskier asset classes returned to favor in October 2011. Signs of strength in the U.S. economy quieted concerns that it might slip into a double-dip recession. European leaders also appeared to make progress in containing the region’s sovereign-debt crisis.

The Portfolio of Investments following this report shows the size of the Portfolio’s positions at period-end.

THE TARGET PORTFOLIO TRUST	31

Strategy and Performance Overview (continued)

The Portfolio’s duration strategies in various bond markets had a mixed impact on its performance versus the Index. Duration measures a fund’s sensitivity to changes in the level of interest rates, which move inversely to bond prices. When declining bond yields push bond prices higher (as during the period), a fund with a longer duration will tend to derive greater benefit from the market rally than a fund with a shorter duration.

•

The Portfolio’s tactical duration positioning in the U.S. bond market had a slightly negative impact on its relative performance as yields on U.S. Treasury securities declined, pushing their prices higher.

•	Its duration exposures in the U.K. and Australian bond markets had a positive impact on its relative performance, as declining bond yields in both markets pushed bond prices higher.

Its sector allocation strategies had a mixed impact on its performance versus the Index.

•

It had a larger exposure than the Index to the investment-grade corporate bond sector, particularly to bonds of financial companies. This subtracted from its relative performance, because the sector underperformed similar-duration Treasury securities for the period.

•

Its exposure to mortgage-backed securities of federal agencies had a neutral impact on its relative performance, as that sector performed in line with similar-duration Treasury securities for the period.

The Portfolio’s yield curve strategy benefited its relative performance.

•

The Portfolio benefited from using money market futures contracts to position itself for an anticipated steepening in the slope of the yield curve. This worked well as the futures contracts increased in value.

The Portfolio of Investments following this report shows the size of the Portfolio’s positions at period-end.

32	THE TARGET PORTFOLIO TRUST

Mortgage Backed Securities Portfolio

The Mortgage Backed Securities Portfolio’s Class T shares returned 5.36% for the 12-month reporting period ended October 31, 2011, outperforming the 4.53% gain of the Barclays Capital U.S. Mortgage Backed Securities Index (the Index) and the 4.06% gain of the Lipper U.S. Mortgage Funds Average. The Portfolio is managed by Wellington Management Company, LLP (Wellington Management).

Mortgage rates declined during the period. This gave rise to concerns that homeowners taking advantage of lower rates by refinancing their mortgages could trigger prepayments on mortgage-backed securities. However, prepayments were slower than expected, as the availability of mortgage credit remained constrained and underwriting standards remained high, making it difficult for homeowners to refinance their loans. Mortgage rates fell reflecting a sharp decline in U.S. interest rates, which influence home loan rates.

The Portfolio outperformed the Index primarily due to its holdings in collateralized mortgage obligations (CMOs) created from pools of mortgage-backed securities of federal agencies and government-sponsored entities. CMOs are not included in the Index.

•

Among CMOs of federal agencies, the Portfolio continued to favor inverse interest only (IIO) bonds, which as the name implies do not receive principal payments from the underlying mortgages and have coupon payments that move inversely to a short-term floating rate. Slower-than-expected prepayments and low short-term rates benefited IIO bonds, which contributed to performance.

The Portfolio also benefited from its exposure to mortgage pass-through securities of Ginnie Mae as well as its favorable coupon positioning among Fannie Mae and Freddie Mac mortgage pass-through securities collateralized with 30-year fixed rate mortgage loans.

Favorable security selection among higher coupon mortgage pass-through securities, which Wellington Management believed were least likely to be prepaid, also helped relative performance.

The Portfolio’s emphasis on mortgage pass-through securities of Ginnie Mae, over those of Fannie Mae and Freddie Mac, worked well as Ginnie Mae securities gained,

The Portfolio of Investments following this report shows the size of the Portfolio’s positions at period-end.

THE TARGET PORTFOLIO TRUST	33

Strategy and Performance Overview (continued)

reflecting demand from overseas investors and the fact that Ginnie Mae securities are backed by the full faith and credit of the U.S. government.

A barbell strategy in which the Portfolio had overweight exposures to mortgage pass-through securities with lower and higher coupons, coupled with an underweight exposure to securities with mid-range coupons, also aided its results.

The Portfolio benefited from its exposure to commercial mortgage-backed securities (CMBS), which outperformed mortgage pass-through securities with similar interest rate risk for the period. CMBS were aided by a combination of strong investor demand for a limited supply of CMBS.

It also benefited from its exposure to mortgage-backed securities of the Fannie Mae Delegated Underwriting and Servicing (DUS) program. These securities are backed by loans on multifamily properties. CMBS and DUS bonds are not included in the Index.

An allocation to “private label” mortgage pass-through securities (those without government backing) subtracted from the Portfolio’s performance versus the Index.

•

Positive performance by private label mortgage pass-through securities in the first half of the period was more than offset by their poor performance during the second half. The securities underperformed, reflecting continued declines in house prices, the weak housing market, and selling pressure from the Fed’s unwinding of the Maiden Lane II portfolio, which included large amounts of risky residential mortgage-backed securities. Further macroeconomic weakness and low investors’ appetite for risk assets in recent months also hurt the performance of these securities.

The Portfolio employed derivatives contracts, including interest rate swaps and interest rate futures, to tactically manage its exposure to interest rate risk. These strategies contributed positively to the Portfolio’s performance versus the Index.

The Portfolio of Investments following this report shows the size of the Portfolio’s positions at period-end.

34	THE TARGET PORTFOLIO TRUST

Fees and Expenses (Unaudited)

As a shareholder of the Trust, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, and other Trust expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on May 1, 2011, at the beginning of the period, and held through the six-month period ended October 31, 2011. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Trust’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Trust, that you own. You should consider the additional fees that were charged to your Trust account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following pages provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table below and on the following pages provides information about hypothetical account values and hypothetical expenses based on the Trust’s actual expense ratio and an assumed rate of return of 5% per

THE TARGET PORTFOLIO TRUST	35

Fees and Expenses (continued)

year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Large Capitalization Growth Portfolio	Beginning Account Value May 1, 2011	Ending Account Value October 31, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class R
Actual	$1,000.00	$930.70	1.37%	$6.67
Hypothetical	$1,000.00	$1,018.30	1.37%	$6.97
Class T
Actual	$1,000.00	$933.20	0.87%	$4.24
Hypothetical	$1,000.00	$1,020.82	0.87%	$4.43

Large Capitalization Value Portfolio	Beginning Account Value May 1, 2011	Ending Account Value October 31, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class R
Actual	$1,000.00	$902.60	1.34%	$6.43
Hypothetical	$1,000.00	$1,018.45	1.34%	$6.82
Class T
Actual	$1,000.00	$904.70	0.84%	$4.03
Hypothetical	$1,000.00	$1,020.97	0.84%	$4.28

36	THE TARGET PORTFOLIO TRUST

Small Capitalization Growth Portfolio	Beginning Account Value May 1, 2011	Ending Account Value October 31, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class R
Actual	$1,000.00	$892.60	1.48%	$7.06
Hypothetical	$1,000.00	$1,017.74	1.48%	$7.53
Class T
Actual	$1,000.00	$894.90	0.98%	$4.68
Hypothetical	$1,000.00	$1,020.27	0.98%	$4.99

Small Capitalization Value Portfolio	Beginning Account Value May 1, 2011	Ending Account Value October 31, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class R
Actual	$1,000.00	$887.40	1.21%	$5.76
Hypothetical	$1,000.00	$1,019.11	1.21%	$6.16
Class T
Actual	$1,000.00	$889.30	0.71%	$3.38
Hypothetical	$1,000.00	$1,021.63	0.71%	$3.62

International Equity Portfolio	Beginning Account Value May 1, 2011	Ending Account Value October 31, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class Q
Actual	$1,000.00	$833.30	0.86%	$3.97
Hypothetical	$1,000.00	$1,020.87	0.86%	$4.38
Class R
Actual	$1,000.00	$830.40	1.52%	$7.01
Hypothetical	$1,000.00	$1,017.54	1.52%	$7.73
Class T
Actual	$1,000.00	$832.50	1.02%	$4.71
Hypothetical	$1,000.00	$1,020.06	1.02%	$5.19

THE TARGET PORTFOLIO TRUST	37

Fees and Expenses (continued)

Total Return Bond Portfolio	Beginning Account Value May 1, 2011	Ending Account Value October 31, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class R
Actual	$1,000.00	$1,029.30	1.16%	$5.93
Hypothetical	$1,000.00	$1,019.36	1.16%	$5.90
Class T
Actual	$1,000.00	$1,032.70	0.66%	$3.38
Hypothetical	$1,000.00	$1,021.88	0.66%	$3.36

Intermediate-Term Bond Portfolio	Beginning Account Value May 1, 2011	Ending Account Value October 31, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class T
Actual	$1,000.00	$1,023.80	0.68%	$3.47
Hypothetical	$1,000.00	$1,021.78	0.68%	$3.47

Mortgage Backed Securities Portfolio	Beginning Account Value May 1, 2011	Ending Account Value October 31, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class T
Actual	$1,000.00	$1,034.50	1.06%	$5.44
Hypothetical	$1,000.00	$1,019.86	1.06%	$5.40

* Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended October 31, 2011, and divided by the 365 days in the Portfolio’s fiscal year ended October 31, 2011 (to reflect the six-month period).

38	THE TARGET PORTFOLIO TRUST

Portfolio of Investments As of October 31, 2011	Large Capitalization Growth Portfolio

SHARES	DESCRIPTION	VALUE (NOTE 1)
	LONG-TERM INVESTMENTS—96.8%

	COMMON STOCKS—95.4%

	Auto Parts and Equipment—0.3%
19,590	Johnson Controls, Inc.	$645,099

	Beverages—1.7%
11,100	Coca-Cola Co. (The)	758,352
12,020	Coca-Cola Enterprises, Inc.	322,376
43,137	Diageo PLC (United Kingdom)	892,753
21,668	Green Mountain Coffee Roasters, Inc.*	1,408,853

		3,382,334

	Biotechnology—2.5%
13,180	Alexion Pharmaceuticals, Inc.*	889,782
26,739	Biogen Idec, Inc.*	3,111,350
16,330	Celgene Corp.*	1,058,674

		5,059,806

	Broadcasting—0.3%
12,220	Discovery Communications, Inc. (Class A Stock)*	531,081

	Building Materials—0.1%
10,240	Owens Corning*	290,611

	Business Services—0.6%
3,570	MasterCard, Inc. (Class A Stock)	1,239,647

	Chemicals—6.6%
6,920	Airgas, Inc.	477,134
8,880	Celanese Corp. (Class A Stock)	386,724
66,203	Dow Chemical Co. (The)	1,845,740
56,118	Monsanto Co.	4,082,584
25,472	PPG Industries, Inc.	2,201,036
43,932	Praxair, Inc.	4,466,566

		13,459,784

	Commercial Banks—1.0%
77,949	U.S. Bancorp	1,994,715

	Commercial Services—0.8%
6,060	FleetCor Technologies, Inc.*	169,438
20,982	Sotheby’s	738,986
20,290	Verisk Analytics, Inc. (Class A Stock)*	713,193

		1,621,617

	Computer Hardware—5.6%
26,460	Apple, Inc.*	10,710,479
4,300	International Business Machines Corp.	793,909

		11,504,388

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	39

Large Capitalization Growth Portfolio (continued)	Portfolio of Investments As of October 31, 2011

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Computer Services & Software—5.4%
55,885	Accenture PLC (Class A Stock) (Ireland)	$3,367,630
21,234	Amazon.com, Inc.*	4,533,671
14,623	Cognizant Technology Solutions Corp. (Class A Stock)*	1,063,823
14,746	salesforce.com, Inc.*	1,963,725
3,400	Teradata Corp.*	202,844

		11,131,693

	Computers & Peripherals—1.1%
88,770	EMC Corp.*	2,175,753

	Cosmetics & Toiletries—1.5%
11,020	Colgate-Palmolive Co.	995,877
21,811	Estee Lauder Cos., Inc. (The) (Class A Stock)	2,147,293

		3,143,170

	Distribution/Wholesale—0.4%
470,000	Li & Fung Ltd. (Bermuda)	905,781

	Diversified Financial Services—0.5%
7,550	Affiliated Managers Group, Inc.*	699,205
2,438	BlackRock, Inc.	384,692

		1,083,897

	Engineering/Construction—0.4%
12,710	Fluor Corp.(a)	722,563

	Entertainment & Leisure—0.4%
10,850	Carnival Corp. (Panama)	382,028
11,180	Las Vegas Sands Corp.*	524,901

		906,929

	Environmental Services—0.3%
6,220	Stericycle, Inc.*(a)	519,868

	Financial Services—2.4%
3,240	Goldman Sachs Group, Inc. (The)	354,942
48,095	Visa, Inc. (Class A Stock)	4,485,340

		4,840,282

	Food—1.7%
8,244	Danone (France)	571,498
5,500	General Mills, Inc.	211,915
38,185	Mead Johnson Nutrition Co.	2,743,592

		3,527,005

	Hand/Machine Tools—0.2%
6,930	Stanley Black & Decker, Inc.	442,480

See Notes to Financial Statements.

40	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Healthcare Products—0.8%
4,343	Becton, Dickinson and Co.	$339,753
4,190	Cooper Cos., Inc. (The)	290,367
16,837	Covidien PLC (Ireland)	792,012
2,850	IDEXX Laboratories, Inc.*(a)	205,172

		1,627,304

	Holding Companies—Diversified—0.2%
2,285	LVMH Moet Hennessy Louis Vuitton SA (France)	378,725

	Hotels, Restaurants & Leisure—3.5%
42,749	McDonald’s Corp.	3,969,245
24,689	Wynn Resorts Ltd.	3,278,699

		7,247,944

	Internet—2.5%
30,975	Baidu, Inc., ADR (Cayman Islands)*	4,342,075
32,982	Youku.com, Inc., ADR (Cayman Islands)*(a)	700,538

		5,042,613

	Internet Software & Services—7.5%
8,433	Google, Inc. (Class A Stock)*	4,997,733
164,943	Oracle Corp.	5,405,182
9,156	priceline.com, Inc.*	4,648,684
8,520	VeriSign, Inc.	273,407

		15,325,006

	Investment Company—0.5%
1,674,000	Hutchison Port Holdings Trust (Singapore)	1,121,580

	Machinery & Equipment—1.6%
17,061	Cummins, Inc.	1,696,375
4,710	Joy Global, Inc.	410,712
16,459	Rockwell Automation, Inc.	1,113,452

		3,220,539

	Media—3.2%
94,625	British Sky Broadcasting Group PLC (United Kingdom)	1,066,941
36,160	Comcast Corp. (Special Class A Stock)	831,680
78,077	Time Warner, Inc.	2,731,914
29,470	Viacom, Inc. (Class B Stock)	1,292,260
14,890	Walt Disney Co. (The)	519,363

		6,442,158

	Medical Equipment—0.6%
25,617	Thermo Fisher Scientific, Inc.*	1,287,767

	Metals & Mining—2.2%
7,172	Freeport-McMoRan Copper & Gold, Inc.	288,745
25,790	Precision Castparts Corp.	4,207,638

		4,496,383

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	41

Large Capitalization Growth Portfolio (continued)	Portfolio of Investments As of October 31, 2011

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Miscellaneous Manufacturers—4.2%
99,536	Danaher Corp.	$4,812,566
55,569	Eaton Corp.	2,490,603
20,160	Honeywell International, Inc.	1,056,384
6,270	Polypore International, Inc.*(a)	328,861

		8,688,414

	Oil & Gas Services—4.3%
22,400	Cameron International Corp.*	1,100,736
9,790	Dresser-Rand Group, Inc.*	473,836
12,990	Ensco PLC, ADR (United Kingdom)	645,083
5,380	FMC Technologies, Inc.*(a)	241,132
32,372	National Oilwell Varco, Inc.	2,309,095
40,865	Occidental Petroleum Corp.	3,797,993
3,410	SM Energy Co.	282,723

		8,850,598

	Oil, Gas & Consumable Fuels—4.3%
11,686	Anadarko Petroleum Corp.	917,351
4,932	Apache Corp.	491,375
6,730	Cabot Oil & Gas Corp.	523,056
6,963	Continental Resources, Inc.*(a)	422,306
10,960	EQT Corp.	695,960
96,596	Halliburton Co.	3,608,826
9,570	Noble Energy, Inc.	854,984
16,180	Schlumberger Ltd. (Netherlands)	1,188,745

		8,702,603

	Pharmaceuticals—1.9%
12,500	Abbott Laboratories	673,375
21,621	Allergan, Inc.	1,818,759
19,540	AmerisourceBergen Corp.	797,232
12,820	Teva Pharmaceutical Industries Ltd., ADR (Israel)	523,697

		3,813,063

	Real Estate—0.1%
3,470	Jones Lang LaSalle, Inc.	224,231

	Retail—4.7%
1,473	Autozone, Inc.*	476,648
9,340	Costco Wholesale Corp.	777,555
11,740	Dollar General Corp.*	465,608
2,341	Lululemon Athletica, Inc.*(a)	132,220
19,175	O’Reilly Automotive, Inc.*(a)	1,458,259
8,950	PetSmart, Inc.	420,202
2,870	PVH Corp.	213,557

See Notes to Financial Statements.

42	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Retail (continued)
10,575	Ross Stores, Inc.	$927,745
102,015	Starbucks Corp.	4,319,315
5,120	Tractor Supply Co.	363,213

		9,554,322

	Retail & Merchandising—7.9%
4,300	Abercrombie & Fitch Co. (Class A Stock)(a)	319,920
607,097	Cie Financiere Richemont SA, ADR (Switzerland)	3,387,601
8,470	Kohl’s Corp.	448,995
25,890	Target Corp.	1,417,478
28,136	Tiffany & Co.	2,243,283
85,909	TJX Cos., Inc. (The)	5,062,617
15,370	Urban Outfitters, Inc.*(a)	418,833
53,516	Yum! Brands, Inc.	2,866,852

		16,165,579

	Semiconductors—1.7%
4,920	Altera Corp.	186,567
14,227	ASML Holding NV (Netherlands)(a)	596,538
20,355	Broadcom Corp. (Class A Stock)*	734,612
37,922	QUALCOMM, Inc.	1,956,775

		3,474,492

	Software—3.0%
23,740	Autodesk, Inc.*	821,404
7,450	Cerner Corp.*(a)	472,554
43,434	Check Point Software Technologies Ltd. (Israel)*(a)	2,503,101
6,140	MSCI, Inc. (Class A Stock)*	205,015
40,568	Red Hat, Inc.*	2,014,201
5,100	VeriFone Systems, Inc.*	215,271

		6,231,546

	Telecommunications—1.0%
32,980	American Tower Corp. (Class A Stock)*	1,817,198
10,690	JDS Uniphase Corp.*	128,280

		1,945,478

	Textiles, Apparel & Luxury Goods—3.3%
32,142	Coach, Inc.	2,091,480
48,147	NIKE, Inc. (Class B Stock)	4,638,963

		6,730,443

	Tobacco—0.5%
13,410	Philip Morris International, Inc.	936,957

	Transportation—2.1%
14,520	Expeditors International of Washington, Inc.	662,112
12,950	Kansas City Southern*(a)	818,051

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	43

Large Capitalization Growth Portfolio (continued)	Portfolio of Investments As of October 31, 2011

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Transportation (continued)
28,822	Union Pacific Corp.	$2,869,807

		4,349,970

	TOTAL COMMON STOCKS (cost $150,536,762)	194,986,218

	PREFERRED STOCKS—1.4%

	Commercial Banks—0.9%
92,600	Itau Unibanco Holding SA (PRFC), ADR (Brazil)	1,770,512

	Financial—Bank & Trust—0.5%
35,375	Wells Fargo & Co., Series J, 8.00%	998,990

	TOTAL PREFERRED STOCKS (cost $2,775,847)	2,769,502

	TOTAL LONG-TERM INVESTMENTS (cost $153,312,609)	197,755,720

	SHORT-TERM INVESTMENT—6.3%

	AFFILIATED MONEY MARKET MUTUAL FUND
12,956,905	Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund (cost $12,956,905; includes $6,791,528 of cash collateral for securities on loan)(b)(w)	12,956,905

	TOTAL INVESTMENTS—103.1% (cost $166,269,514; Note 5)	210,712,625
	Liabilities in excess of other assets—(3.1%)	(6,308,458)

	NET ASSETS—100%	$204,404,167

The following abbreviations are used in the Portfolio descriptions:

ADR—American Depositary Receipt

PRFC—Preference Shares

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $6,425,843; cash collateral of $6,791,528 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

See Notes to Financial Statements.

44	THE TARGET PORTFOLIO TRUST

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$191,170,520	$3,815,698	$—
Preferred Stocks	2,769,502	—	—
Affiliated Money Market Mutual Fund	12,956,905	—	—

Total	$206,896,927	$3,815,698	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2011 were as follows:

Retail & Merchandising	7.9%
Internet Software & Services	7.5
Chemicals	6.6
Affiliated Money Market Mutual Fund (3.3% represents investments purchased with collateral from securities on loan)	6.3
Computer Hardware	5.6
Computer Services & Software	5.4
Retail	4.7
Oil & Gas Services	4.3
Oil, Gas & Consumable Fuels	4.3
Miscellaneous Manufacturers	4.2
Hotels, Restaurants & Leisure	3.5
Textiles, Apparel & Luxury Goods	3.3
Media	3.2
Software	3.0
Biotechnology	2.5
Internet	2.5
Financial Services	2.4
Metals & Mining	2.2
Transportation	2.1
Pharmaceuticals	1.9
Commercial Banks	1.9
Food	1.7
Semiconductors	1.7
Beverages	1.7
Machinery & Equipment	1.6
Cosmetics & Toiletries	1.5
Computers & Peripherals	1.1
Telecommunications	1.0
Healthcare Products	0.8
Commercial Services	0.8
Medical Equipment	0.6
Business Services	0.6
Investment Companies	0.5
Diversified Financial Services	0.5

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	45

Large Capitalization Growth Portfolio (continued)	Portfolio of Investments As of October 31, 2011

Industry (cont’d.)
Financial—Bank & Trust	0.5%
Tobacco	0.5
Entertainment & Leisure	0.4
Distribution/Wholesale	0.4
Engineering/Construction	0.4
Auto Parts And Equipment	0.3
Broadcasting	0.3
Environmental Services	0.3
Hand/Machine Tools	0.2
Holding Companies—Diversified	0.2
Building Materials	0.1
Real Estate	0.1

103.1
Liabilities in excess of other assets	(3.1)

100.0%

See Notes to Financial Statements.

46	THE TARGET PORTFOLIO TRUST

Portfolio of Investments As of October 31, 2011	Large Capitalization Value Portfolio

SHARES	DESCRIPTION	VALUE (NOTE 1)
	LONG-TERM INVESTMENTS—97.3%

	COMMON STOCKS

	Aerospace & Defense—3.9%
8,297	Boeing Co. (The)	$545,860
10,100	Embraer SA, ADR (Brazil)	280,982
6,881	General Dynamics Corp.	441,691
2,783	Huntington Ingalls Industries, Inc.*	82,099
27,166	Lockheed Martin Corp.	2,061,899
48,900	Northrop Grumman Corp.	2,823,975
20,879	United Technologies Corp.	1,628,144

		7,864,650

	Air Freight & Logistics—0.2%
5,000	FedEx Corp.	409,150

	Auto Parts and Equipment—0.6%
16,600	Johnson Controls, Inc.	546,638
18,100	Magna International, Inc. (Canada)	690,515

		1,237,153

	Automobile—0.1%
6,600	Harley-Davidson, Inc.	256,740

	Beverages—0.8%
14,100	Molson Coors Brewing Co. (Class B Stock)	596,994
16,502	PepsiCo, Inc.	1,038,801

		1,635,795

	Biotechnology—0.8%
22,311	Amgen, Inc.	1,277,751
5,900	Gilead Sciences, Inc.*	245,794

		1,523,545

	Capital Markets—1.8%
20,183	Goldman Sachs Group, Inc. (The)	2,211,048
42,900	Morgan Stanley	756,756
17,900	State Street Corp.	722,981

		3,690,785

	Chemicals—0.5%
5,004	Air Products & Chemicals, Inc.	431,045
6,500	PPG Industries, Inc.	561,665

		992,710

	Commercial Banks—6.2%
100,107	Fifth Third Bancorp	1,202,285
82,510	KeyCorp	582,521

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	47

Large Capitalization Value Portfolio (continued)	Portfolio of Investments As of October 31, 2011

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Commercial Banks (continued)
70,617	PNC Financial Services Group, Inc.	$3,792,839
109,600	Regions Financial Corp.	430,728
28,520	U.S. Bancorp	729,827
220,472	Wells Fargo & Co.	5,712,429

		12,450,629

	Computer Services & Software—0.7%
22,241	Accenture PLC (Class A Stock) (Ireland)	1,340,243

	Computers—1.0%
4,744	Apple, Inc.*	1,920,276

	Computers & Peripherals—1.2%
90,300	Hewlett-Packard Co.	2,402,883

	Consumer Finance—0.4%
18,300	Capital One Financial Corp.(a)	835,578

	Diversified Consumer Services—0.1%
16,000	H&R Block, Inc.	244,640

	Diversified Financial Services—5.8%
32,591	American Express Co.	1,649,756
160,786	Bank of America Corp.	1,098,168
74,184	Citigroup, Inc.	2,343,473
7,303	Franklin Resources, Inc.	778,719
165,505	JPMorgan Chase & Co.	5,752,954

		11,623,070

	Diversified Telecommunication Services—2.8%
115,675	AT&T, Inc.	3,390,434
61,694	Verizon Communications, Inc.	2,281,444

		5,671,878

	Electric Utilities—4.6%
62,784	American Electric Power Co., Inc.	2,466,156
53,600	Edison International	2,176,160
40,900	Exelon Corp.	1,815,551
28,117	PG&E Corp.	1,206,219
55,458	PPL Corp.	1,628,801

		9,292,887

	Electronic Components & Equipment—0.3%
11,001	Thermo Fisher Scientific, Inc.*	553,020

See Notes to Financial Statements.

48	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Electronic Equipment & Instruments—0.1%
8,900	Corning, Inc.	$127,181

	Electronic Equipment, Instrument & Components—0.2%
13,325	TE Connectivity Ltd. (Switzerland)	473,704

	Energy Equipment & Services—1.2%
19,500	Diamond Offshore Drilling, Inc.	1,278,030
21,617	Sempra Energy	1,161,481

		2,439,511

	Food & Staples Retailing—3.5%
91,487	CVS Caremark Corp.	3,320,978
25,300	Kroger Co. (The)	586,454
56,100	Safeway, Inc.	1,086,657
33,671	Wal-Mart Stores, Inc.	1,909,819

		6,903,908

	Food Products—2.1%
46,600	ConAgra Foods, Inc.	1,180,378
34,478	Kraft Foods, Inc. (Class A Stock)	1,212,936
14,712	Nestle SA, ADR (Switzerland)	849,765
28,491	Unilever NV (Netherlands)	983,794

		4,226,873

	Forest & Paper Products—0.3%
22,500	International Paper Co.	623,250

	Healthcare Equipment & Supplies—0.2%
12,000	Medtronic, Inc.	416,880

	Healthcare Products—0.4%
18,702	Covidien PLC (Ireland)	879,742

	Healthcare Providers & Services—1.8%
24,300	CIGNA Corp.	1,077,462
5,406	Humana, Inc.	458,915
41,559	UnitedHealth Group, Inc.	1,994,417

		3,530,794

	Hotels, Restaurants & Leisure—1.3%
28,327	Carnival Corp. (Panama)	997,394
17,525	McDonald’s Corp.	1,627,196

		2,624,590

	Household Products—0.6%
16,700	Kimberly-Clark Corp.	1,164,157

	Industrial Conglomerates—1.5%
179,716	General Electric Co.	3,003,054

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	49

Large Capitalization Value Portfolio (continued)	Portfolio of Investments As of October 31, 2011

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Insurance—7.2%
14,513	ACE Ltd. (Switzerland)	$1,047,113
118,900	Allstate Corp. (The)	3,131,826
29,417	Aon Corp.	1,371,421
22,100	Genworth Financial, Inc. (Class A Stock)*	140,998
14,900	Loews Corp.	591,530
21,400	Marsh & McLennan Cos., Inc.	655,268
100,234	MetLife, Inc.	3,524,227
30,132	Travelers Cos., Inc. (The)	1,758,202
10,600	Unum Group	252,704
89,301	XL Group PLC (Ireland)	1,941,404

		14,414,693

	IT Services—1.4%
14,707	International Business Machines Corp.	2,715,353

	Machinery—1.3%
5,400	Cummins, Inc.	536,922
29,800	PACCAR, Inc.(a)	1,288,552
9,500	Parker Hannifin Corp.	774,725

		2,600,199

	Media—2.9%
28,200	CBS Corp. (Class B Stock)	727,842
30,254	Comcast Corp. (Class A Stock)	709,456
63,000	Comcast Corp. (Special Class A Stock)	1,449,000
8,900	Interpublic Group of Cos., Inc. (The)	84,372
6,180	Time Warner Cable, Inc.	393,604
42,296	Time Warner, Inc.	1,479,937
27,501	Walt Disney Co. (The)	959,235

		5,803,446

	Metals & Mining—1.7%
15,952	BHP Billiton Ltd., ADR (Australia)	1,245,532
51,403	Freeport-McMoRan Copper & Gold, Inc.	2,069,485

		3,315,017

	Miscellaneous Manufacturers—0.5%
19,279	Illinois Tool Works, Inc.	937,538

	Multi-Utilities—1.6%
12,400	Dominion Resources, Inc.	639,716
74,611	Public Service Enterprise Group, Inc.	2,514,391

		3,154,107

See Notes to Financial Statements.

50	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Multiline Retail—1.2%
35,200	J.C. Penney Co., Inc.	$1,129,216
25,352	Kohl’s Corp.	1,343,910

		2,473,126

	Office Electronics—0.7%
162,500	Xerox Corp.	1,329,250

	Oil, Gas & Consumable Fuels—12.5%
12,250	Anadarko Petroleum Corp.	961,625
18,462	Apache Corp.	1,839,369
11,746	Baker Hughes, Inc.	681,151
35,900	Chesapeake Energy Corp.(a)	1,009,508
30,801	Chevron Corp.	3,235,645
77,459	ConocoPhillips	5,395,019
22,918	Exxon Mobil Corp.	1,789,667
22,178	Hess Corp.	1,387,456
50,300	Marathon Oil Corp.	1,309,309
21,238	Occidental Petroleum Corp.	1,973,860
36,977	Peabody Energy Corp.	1,603,692
27,400	Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)	1,967,320
23,900	Total SA, ADR (France)	1,249,970
28,300	Valero Energy Corp.	696,180

		25,099,771

	Pharmaceuticals—8.8%
21,200	Abbott Laboratories	1,142,044
69,200	Eli Lilly & Co.	2,571,472
63,397	Johnson & Johnson	4,082,133
95,664	Merck & Co., Inc.	3,300,408
10,700	Novartis AG, ADR (Switzerland)(a)	604,229
277,835	Pfizer, Inc.	5,351,102
17,100	Sanofi, ADR (France)(a)	611,325

		17,662,713

	Professional Services—0.2%
7,900	Manpower, Inc.	340,806

	Railroads—0.7%
14,716	Union Pacific Corp.	1,465,272

	Real Estate Investment Trusts—2.4%
104,500	Annaly Capital Management, Inc.	1,760,825
7,353	AvalonBay Communities, Inc.	983,022
10,311	Boston Properties, Inc.	1,020,686
8,390	Simon Property Group, Inc.(a)	1,077,612

		4,842,145

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	51

Large Capitalization Value Portfolio (continued)	Portfolio of Investments As of October 31, 2011

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Retail & Merchandising—1.2%
16,514	Target Corp.	$904,142
26,527	TJX Cos., Inc. (The)	1,563,236

		2,467,378

	Semiconductors & Semiconductor Equipment—0.6%
52,100	Intel Corp.	1,278,534

	Software—4.3%
70,858	CA, Inc.	1,534,784
201,428	Microsoft Corp.	5,364,028
54,931	Oracle Corp.	1,800,089

		8,698,901

	Specialty Retail—0.9%
71,200	Gap, Inc. (The)(a)	1,345,680
14,011	Home Depot, Inc. (The)(a)	501,594

		1,847,274

	Tobacco—0.9%
20,900	Altria Group, Inc.	575,795
17,951	Philip Morris International, Inc.	1,254,236

		1,830,031

	Wireless Telecommunication Services—1.3%
91,848	Vodafone Group PLC, ADR (United Kingdom)	2,557,048

	TOTAL LONG-TERM INVESTMENTS (cost $168,446,205)	195,191,878

	SHORT-TERM INVESTMENT—5.7%

	AFFILIATED MONEY MARKET MUTUAL FUND
11,445,656	Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund (cost $11,445,656; includes $6,097,256 of cash collateral for securities on loan)(b)(w)	11,445,656

	TOTAL INVESTMENTS—103.0% (cost $179,891,861; Note 5)	206,637,534
	Liabilities in excess of other assets—(3.0%)	(6,032,190)

	NET ASSETS—100%	$200,605,344

The following abbreviation is used in the Portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $5,784,691; cash collateral of $6,097,256 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

See Notes to Financial Statements.

52	THE TARGET PORTFOLIO TRUST

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$195,191,878	$—	$—
Affiliated Money Market Mutual Fund	11,445,656	—	—

Total	$206,637,534	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2011 were as follows:

Oil, Gas & Consumable Fuels	12.5%
Pharmaceuticals	8.8
Insurance	7.2
Commercial Banks	6.2
Diversified Financial Services	5.8
Affiliated Money Market Mutual Fund (3.0% represents investment purchased with collateral from securities on loan)	5.7
Electric Utilities	4.6
Software	4.3
Aerospace & Defense	3.9
Food & Staples Retailing	3.5
Media	2.9
Diversified Telecommunication Services	2.8
Real Estate Investment Trusts	2.4
Food Products	2.1
Capital Markets	1.8
Healthcare Providers & Services	1.8
Metals & Mining	1.7
Multi-Utilities	1.6
Industrial Conglomerates	1.5
IT Services	1.4
Hotels, Restaurants & Leisure	1.3
Machinery	1.3
Wireless Telecommunication Services	1.3
Multiline Retail	1.2
Retail & Merchandising	1.2
Energy Equipment & Services	1.2

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	53

Large Capitalization Value Portfolio (continued)	Portfolio of Investments As of October 31, 2011

Industry (cont’d.)
Computers & Peripherals	1.2%
Computers	1.0
Specialty Retail	0.9
Tobacco	0.9
Beverages	0.8
Biotechnology	0.8
Railroads	0.7
Computer Services & Software	0.7
Office Electronics	0.7
Semiconductors & Semiconductor Equipment	0.6
Auto Parts And Equipment	0.6
Household Products	0.6
Chemicals	0.5
Miscellaneous Manufacturers	0.5
Healthcare Products	0.4
Consumer Finance	0.4
Forest & Paper Products	0.3
Electronic Components & Equipment	0.3
Electronic Equipment, Instrument & Components	0.2
Healthcare Equipment & Supplies	0.2
Air Freight & Logistics	0.2
Professional Services	0.2
Automobile	0.1
Diversified Consumer Services	0.1
Electronic Equipment & Instruments	0.1

103.0
Liabilities in excess of other assets	(3.0)

100.0%

See Notes to Financial Statements.

54	THE TARGET PORTFOLIO TRUST

Portfolio of Investments As of October 31, 2011	Small Capitalization Growth Portfolio

SHARES	DESCRIPTION	VALUE (NOTE 1)
	LONG-TERM INVESTMENTS—99.5%

	COMMON STOCKS

	Aerospace & Defense—2.0%
32,374	Triumph Group, Inc.(a)	$1,880,929

	Airlines—0.9%
183,499	JetBlue Airways Corp.*(a)	822,076

	Automotive Parts—2.8%
89,217	Meritor, Inc.*	849,346
36,901	WABCO Holdings, Inc.*	1,852,799

		2,702,145

	Biotechnology—1.7%
55,262	Seattle Genetics, Inc.*(a)	1,215,764
10,505	United Therapeutics Corp.*	459,384

		1,675,148

	Building Materials—1.2%
37,431	Texas Industries, Inc.(a)	1,122,930

	Chemicals—2.8%
105,709	Huntsman Corp.	1,241,024
25,969	Intrepid Potash, Inc.*(a)	722,717
19,631	Quaker Chemical Corp.	682,962

		2,646,703

	Commercial Banks—0.4%
11,685	UMB Financial Corp.	430,826

	Commercial Services—7.9%
30,213	Acacia Research—Acacia Technologies*(a)	1,203,686
73,295	Geo Group, Inc. (The)*	1,336,168
78,250	Monster Worldwide, Inc.*(a)	722,247
30,818	PAREXEL International Corp.*	678,921
23,784	Sotheby’s(a)	837,672
42,927	SuccessFactors, Inc.*	1,146,151
48,920	Waste Connections, Inc.	1,665,726

		7,590,571

	Computer Services & Software—3.9%
21,863	3D Systems Corp.*(a)	355,711
21,573	ANSYS, Inc.*	1,172,708
67,760	Fortinet, Inc.*	1,562,546
22,706	Riverbed Technology, Inc.*	626,231

		3,717,196

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	55

Small Capitalization Growth Portfolio (continued)	Portfolio of Investments As of October 31, 2011

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Diversified Financial Services—0.6%
41,854	Duff & Phelps Corp. (Class A Stock)	$531,127

	Electronic Components—3.9%
28,458	Coherent, Inc.*	1,450,504
17,757	OYO Geospace Corp.*	1,395,345
49,482	Universal Electronics, Inc.*	919,871

		3,765,720

	Electronic Components & Equipment—3.1%
17,982	Cymer, Inc.*(a)	781,318
86,689	GrafTech International Ltd.*	1,361,884
18,887	Universal Display Corp.*(a)	884,478

		3,027,680

	Entertainment & Leisure—4.2%
38,900	Bally Technologies, Inc.*(a)	1,410,903
62,862	Pinnacle Entertainment, Inc.*	711,598
176,997	Shuffle Master, Inc.*	1,877,938

		4,000,439

	Food—1.2%
29,030	Fresh Market, Inc. (The)*(a)	1,161,200

	Hand/Machine Tools—0.9%
16,061	Regal-Beloit Corp.	853,321

	Healthcare Products—0.7%
9,820	Cooper Cos., Inc. (The)	680,526

	Healthcare Services—3.7%
9,841	Air Methods Corp.*	795,350
14,777	AMERIGROUP Corp.*(a)	822,044
40,415	Centene Corp.*(a)	1,420,587
32,362	ICON PLC, ADR (Ireland)*	543,682

		3,581,663

	Home Furnishings—1.2%
41,323	DTS, Inc.*	1,160,763

	Hotels & Motels—0.7%
77,033	Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)*(a)	657,092

	Insurance—0.6%
22,107	Validus Holdings Ltd. (Bermuda)	604,848

	Internet Services—3.0%
129,134	Sapient Corp.	1,596,096

See Notes to Financial Statements.

56	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Internet Services (continued)
44,019	TIBCO Software, Inc.*	$1,271,709

		2,867,805

	Investment Company—0.4%
51,035	KKR Financial Holdings LLC(a)	426,142

	Medical Supplies & Equipment—8.7%
44,245	ArthroCare Corp.*	1,333,987
70,461	Bruker Corp.*	1,016,752
37,916	Cepheid, Inc.*	1,360,426
44,379	Delcath Systems, Inc.*(a)	160,652
42,206	Quality Systems, Inc.(a)	1,642,235
30,142	Sirona Dental Systems, Inc.*	1,443,802
38,525	Thoratec Corp.*	1,406,548

		8,364,402

	Metal Fabricate/Hardware—1.5%
54,039	RTI International Metals, Inc.*(a)	1,426,089

	Metals & Mining—2.8%
20,728	Cloud Peak Energy, Inc.*(a)	475,708
34,249	Northwest Pipe Co.*	913,421
78,992	Titanium Metals Corp.	1,323,116

		2,712,245

	Miscellaneous Manufacturers—0.8%
30,226	Hexcel Corp.*	746,885

	Oil & Gas Services—1.7%
57,374	Oasis Petroleum, Inc.*(a)	1,683,353

	Oil, Gas & Consumable Fuels—3.4%
16,297	Gulfport Energy Corp.*	507,489
46,861	Lufkin Industries, Inc.	2,769,016

		3,276,505

	Pharmaceuticals—4.8%
29,921	BioMarin Pharmaceutical, Inc.*(a)	1,020,605
24,581	Catalyst Health Solutions, Inc.*	1,351,218
16,562	Herbalife Ltd. (Cayman Islands)	1,032,806
34,247	Salix Pharmaceuticals Ltd.*(a)	1,173,131

		4,577,760

	Real Estate Investment Trust—0.6%
53,701	Redwood Trust, Inc.(a)	624,006

	Restaurants—2.2%
40,116	BJ’s Restaurants, Inc.*(a)	2,123,340
2	Buffalo Wild Wings, Inc.*	132

		2,123,472

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	57

Small Capitalization Growth Portfolio (continued)	Portfolio of Investments As of October 31, 2011

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Retail—10.2%
35,989	Cash America International, Inc.	$1,970,398
43,924	Chico’s FAS, Inc.(a)	542,901
59,825	Genesco, Inc.*	3,526,085
50,381	GNC Holdings, Inc. (Class A Stock)*(a)	1,246,930
19,690	Sally Beauty Holdings, Inc.*	377,851
56,537	Vitamin Shoppe, Inc.*(a)	2,132,010

		9,796,175

	Retail & Merchandising—1.7%
16,980	EZCORP, Inc. (Class A Stock)*	471,704
30,862	Steven Madden Ltd.*(a)	1,138,808

		1,610,512

	Semiconductors—2.5%
16,955	Cavium, Inc.*	554,259
83,308	Teradyne, Inc.*(a)	1,192,970
24,827	Veeco Instruments, Inc.*(a)	662,633

		2,409,862

	Software—6.3%
49,537	Allscripts Healthcare Solutions, Inc.*	948,633
146,335	Compuware Corp.*	1,236,531
22,051	Informatica Corp.*	1,003,320
47,259	MedAssets, Inc.*	503,781
23,918	Medidata Solutions, Inc.*	430,046
37,483	Progress Software Corp.*	789,392
40,626	QLIK Technologies, Inc.*(a)	1,160,685

		6,072,388

	Telecommunications—2.6%
13,615	EZchip Semiconductor Ltd. (Israel)*(a)	495,994
13,594	IPG Photonics Corp.*	718,579
34,992	NICE Systems Ltd., ADR (Israel)*	1,251,314

		2,465,887

	Transportation—1.9%
22,504	Atlas Air Worldwide Holdings, Inc.*	866,854
22,603	Landstar System, Inc.	1,008,772

		1,875,626

	TOTAL LONG-TERM INVESTMENTS (cost $81,402,851)	95,672,017

See Notes to Financial Statements.

58	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	SHORT-TERM INVESTMENT—21.7%

	AFFILIATED MONEY MARKET MUTUAL FUND
20,853,670	Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund (cost $20,853,670; includes $20,403,240 of cash collateral for securities on loan)(b)(w)	$20,853,670

	TOTAL INVESTMENTS—121.2% (cost $102,256,521; Note 5)	116,525,687
	Liabilities in excess of other assets—(21.2%)	(20,362,770)

	NET ASSETS—100%	$96,162,917

The following abbreviation is used in the Portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $19,067,703; cash collateral of $20,403,240 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$95,672,017	$—	$—
Affiliated Money Market Mutual Fund	20,853,670	—	—

Total	$116,525,687	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2011 were as follows:

Affiliated Money Market Mutual Fund (21.2% represents investments purchased from securities on loan)	21.7%
Retail	10.2
Medical Supplies & Equipment	8.7
Commercial Services	7.9
Software	6.3
Pharmaceuticals	4.8
Entertainment & Leisure	4.2
Electronic Components	3.9
Computer Services & Software	3.9

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	59

Small Capitalization Growth Portfolio (continued)	Portfolio of Investments As of October 31, 2011

Industry (cont’d.)
Healthcare Services	3.7%
Oil, Gas & Consumable Fuels	3.4
Electronic Components & Equipment	3.1
Internet Services	3.0
Metals & Mining	2.8
Automotive Parts	2.8
Chemicals	2.8
Telecommunications	2.6
Semiconductors	2.5
Restaurants	2.2
Aerospace & Defense	2.0
Transportation	1.9
Oil & Gas Services	1.7
Biotechnology	1.7
Retail & Merchandising	1.7
Metal Fabricate/Hardware	1.5
Food	1.2
Home Furnishings	1.2
Building Materials	1.2
Hand/Machine Tools	0.9
Airlines	0.9
Miscellaneous Manufacturers	0.8
Healthcare Products	0.7
Hotels & Motels	0.7
Real Estate Investment Trust	0.6
Insurance	0.6
Diversified Financial Services	0.6
Commercial Banks	0.4
Investment Companies	0.4

121.2
Liabilities in excess of other assets	(21.2)

100.0%

See Notes to Financial Statements.

60	THE TARGET PORTFOLIO TRUST

Portfolio of Investments As of October 31, 2011	Small Capitalization Value Portfolio

SHARES	DESCRIPTION	VALUE (NOTE 1)
	LONG-TERM INVESTMENTS—94.9%

	COMMON STOCKS—93.4%

	Aerospace & Defense—3.4%
133,800	AAR Corp.	$2,666,634
69,175	Alliant Techsystems, Inc.	4,017,684
24,248	BE Aerospace, Inc.*	914,877
105,500	Curtiss-Wright Corp.	3,458,290
7,200	Ducommun, Inc.	102,744
48,500	Elbit Systems Ltd. (Israel)	2,213,055
4,200	Esterline Technologies Corp.*	234,780
268,900	Hexcel Corp.*	6,644,519
12,500	Kratos Defense & Security Solutions, Inc.*	79,125
16,900	LMI Aerospace, Inc.*	339,859
102,075	Moog, Inc. (Class A Stock)*	3,953,365
106,200	Teledyne Technologies, Inc.*	5,784,714
39,862	Triumph Group, Inc.(a)	2,315,982

		32,725,628

	Airlines—0.2%
9,900	Alaska Air Group, Inc.*(a)	658,647
45,500	JetBlue Airways Corp.*(a)	203,840
45,500	Republic Airways Holdings, Inc.*	118,300
5,100	Spirit Airlines, Inc.*	83,946
71,200	US Airways Group, Inc.*	410,824

		1,475,557

	Auto Components—0.1%
16,900	Tenneco, Inc.*	552,968

	Auto Parts and Equipment
11,000	Superior Industries International, Inc.	201,190

	Auto Related—0.2%
127,902	Cooper Tire & Rubber Co.	1,832,836

	Banks—1.4%
1,590	1st Source Corp.	38,224
1,900	BancFirst Corp.	73,530
3,800	Bank of the Ozarks, Inc.	94,506
1,200	Camden National Corp.	35,616
70,582	Cardinal Financial Corp.	758,051
8,300	Cathay General Bancorp	116,117
3,400	Chemical Financial Corp.	68,442
6,500	City Holding Co.	213,590
9,400	CoBiz Financial, Inc.	49,820
4,100	Columbia Banking System, Inc.	78,187
3,900	Community Bank System, Inc.	99,684

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	61

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of October 31, 2011

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Banks (continued)
6,300	Community Trust Bancorp, Inc.	$178,479
4,600	Dime Community Bancshares, Inc.	54,832
5,300	East West Bancorp, Inc.	103,191
7,000	Financial Institutions, Inc.	114,660
65,128	First Financial Bancorp	1,068,099
18,100	First Niagara Financial Group, Inc.	166,339
2,200	Great Southern Bancorp, Inc.	43,758
54,545	Hancock Holding Co.	1,652,713
114,492	Hanmi Financial Corp.*(a)	114,492
28,258	IBERIABANK Corp.	1,461,504
6,400	Independent Bank Corp.	165,888
3,600	Lakeland Financial Corp.	86,004
10,000	MainSource Financial Group, Inc.	93,800
8,300	Nara Bancorp, Inc.*	70,384
22,000	Oriental Financial Group, Inc. (Puerto Rico)	232,980
3,800	Peoples Bancorp, Inc.	50,274
29,100	Pinnacle Financial Partners, Inc.*(a)	436,791
3,351	Republic Bancorp, Inc. (Class A Stock)	68,159
10,700	Sierra Bancorp	117,058
11,842	Signature Bank*	660,192
4,369	Southside Bancshares, Inc.	89,870
20,900	Southwest Bancorp, Inc.*	98,230
2,600	State Bancorp, Inc.	30,758
127,610	TCF Financial Corp.	1,357,770
200	Tower Bancorp, Inc.	5,144
300	Trico Bancshares	4,449
125,100	United Bankshares, Inc.(a)	2,969,874
2,600	Washington Trust Bancorp, Inc.	61,048
4,500	WesBanco, Inc.	89,370
11,500	West Bancorp, Inc.	113,160
4,660	West Coast Bancorp*	69,574
30,600	Wilshire Bancorp, Inc.*	104,652
1,200	WSFS Financial Corp.	47,700

		13,606,963

	Beverages—0.3%
104,700	Embotelladora Andina SA, ADR (Class B Stock) (Chile)	2,983,950

	Biotechnology—0.1%
9,700	Ariad Pharmaceuticals, Inc.*	112,811
3,900	Emergent Biosolutions, Inc.*	73,554
11,200	Incyte Corp.*(a)	154,224
166,200	Lexicon Pharmaceuticals, Inc.*(a)	201,102
17,700	RTI Biologics, Inc.*	79,650

		621,341

See Notes to Financial Statements.

62	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Broadcasting
30,700	Entercom Communications Corp. (Class A Stock)*(a)	$201,392
22,900	LIN TV Corp. (Class A Stock)*	71,448

		272,840

	Building Materials
5,300	Interline Brands, Inc.*	78,970

	Building Products—0.4%
63,975	A.O. Smith Corp.	2,377,311
35,200	Lennox International, Inc.	1,133,088

		3,510,399

	Business Services—0.2%
2,500	ABM Industries, Inc.	50,550
64,500	URS Corp.*	2,302,650

		2,353,200

	Capital Markets—1.2%
57,770	Federated Investors, Inc. (Class B Stock)(a)	1,128,826
128,200	Jefferies Group, Inc.	1,699,932
91,625	LPL Investment Holdings, Inc.*	2,658,041
207,475	Raymond James Financial, Inc.	6,301,016

		11,787,815

	Chemicals—4.7%
90,800	Cabot Corp.	2,740,344
22,721	Cytec Industries, Inc.	1,014,947
124,084	Ferro Corp.*	802,823
9,200	Fuller (H.B.) Co.	197,708
29,700	Georgia Gulf Corp.*	537,570
85,101	Huntsman Corp.	999,086
113,004	Innophos Holdings, Inc.	4,971,046
1,400	Innospec, Inc.*	42,280
45,800	International Flavors & Fragrances, Inc.	2,773,648
26,750	Kraton Performance Polymers, Inc.*	526,440
116,200	Methanex Corp. (Canada)	3,002,608
20,400	NewMarket Corp.(a)	3,960,456
27,450	Olin Corp.	517,707
36,450	OM Group, Inc.*	1,053,769
18,600	PolyOne Corp.	208,134
4,200	Rockwood Holdings, Inc.*	193,368
219,225	Scotts Miracle-Gro Co. (The) (Class A Stock)(a)	10,634,605
173,650	Sensient Technologies Corp.	6,418,104
11,000	Solutia, Inc.*	178,750
119,500	Valspar Corp. (The)	4,166,965
900	Westlake Chemical Corp.	37,089

		44,977,447

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	63

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of October 31, 2011

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Clothing & Apparel—0.2%
54,488	G & K Services, Inc. (Class A Stock)	$1,654,256
11,600	Iconix Brand Group, Inc.*	208,220
5,600	Maidenform Brands, Inc.*	137,648
3,100	Warnaco Group, Inc. (The)*	152,210

		2,152,334

	Commercial Banks—3.4%
205,850	Associated Banc-Corp.	2,295,227
49,614	BancorpSouth, Inc.(a)	484,729
109,775	Bank of Hawaii Corp.(a)	4,635,798
4,500	Banner Corp	79,065
600	Cascade Bancorp*	3,174
6,200	Citizens & Northern Corp.	102,734
1,200	CNB Financial Corp.	17,184
55,900	Cullen/Frost Bankers, Inc.	2,741,336
4,400	Enterprise Financial Services Corp.	67,892
600	First Bancorp, Inc.	8,634
17,000	First Busey Corp.	86,700
2,200	First Financial Corp.	72,292
166,809	First Horizon National Corp.	1,165,995
1,200	First of Long Island Corp. (The)	30,660
299,356	FirstMerit Corp.	4,193,978
1,200	German American Bancorp, Inc.	20,844
2,360	Hudson Valley Holding Corp.	51,259
1,200	Merchants Bancshares, Inc.	34,164
167,379	National Penn Bancshares, Inc.	1,305,556
3,528	Orrstown Financial Services, Inc.	32,316
142,450	Prosperity Bancshares, Inc.(a)	5,482,900
2,200	S.Y. Bancorp, Inc.	45,276
17,700	Susquehanna Bancshares, Inc.	128,502
329,883	Trustmark Corp.(a)	7,303,610
112,557	Zions Bancorp.	1,953,990

		32,343,815

	Commercial Services—0.9%
30,600	Cenveo, Inc.*	114,750
15,057	DFC Global Corp.*(a)	330,050
2,600	Gartner, Inc.*	100,152
20,900	Lincoln Educational Services Corp.	195,415
3,900	Mac-Gray Corp.	54,132
14,200	Metalico, Inc.*	64,184
173,700	Pharmaceutical Product Development, Inc.	5,730,363
20,200	Stewart Enterprises, Inc. (Class A Stock)	130,088
6,400	Team, Inc.*	160,064

See Notes to Financial Statements.

64	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Commercial Services (continued)
2,300	TeleTech Holdings, Inc.*	$40,204
71,072	TNS, Inc.*	1,388,036

		8,307,438

	Commercial Services & Supplies—2.2%
112,900	Brink’s Co. (The)	3,137,491
39,400	Consolidated Graphics, Inc.*	1,795,064
161,525	Corrections Corp. of America*	3,590,701
184,200	Ennis, Inc.	2,694,846
176,350	KAR Auction Services, Inc.*(a)	2,424,812
14,900	Kelly Services, Inc. (Class A Stock)	243,615
70,475	McGrath RentCorp	1,883,092
11,200	Navigant Consulting, Inc.*	126,896
36,600	PHH Corp.*	675,270
74,970	School Specialty, Inc.*(a)	573,520
57,100	UniFirst Corp.	2,989,185
17,055	Waste Connections, Inc.	580,723
1,600	Zillow, Inc.*(a)	47,504

		20,762,719

	Communications Equipment—0.2%
33,125	ADTRAN, Inc.	1,113,000
103,275	Calix, Inc.*	899,525
5,500	Tekelec*	54,010

		2,066,535

	Computer Hardware
7,600	Aspen Technology, Inc.*	131,784
18,700	CIBER, Inc.*	65,076
4,700	Mercury Computer Systems, Inc.*	68,620
7,180	Radisys Corp.*	42,075

		307,555

	Computer Services & Software—1.3%
323,941	Brocade Communications Systems, Inc.*	1,418,862
9,000	Electronics for Imaging, Inc.*	135,000
4,800	Fusion-io, Inc.*(a)	148,896
102,200	Global Payments, Inc.	4,693,024
7,500	Imation Corp.*	50,400
13,407	JDA Software Group, Inc.*	427,281
6,800	Mantech International Corp. (Class A Stock)	238,884
2,800	NetScout Systems, Inc.*	45,892
72,814	Parametric Technology Corp.*	1,516,716
3,300	Quest Software, Inc.*	58,047
2,300	Rimage Corp.	25,530
3,700	Semtech Corp.*	90,354
6,100	SYNNEX Corp.*	176,107
57,466	Synopsys, Inc.*	1,540,663

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	65

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of October 31, 2011

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Computer Services & Software (continued)
49,700	Take-Two Interactive Software, Inc.*(a)	$784,266
3,300	Unisys Corp.*	85,767
69,911	Xyratex Ltd. (Bermuda)(a)	953,586

		12,389,275

	Computers & Peripherals—0.9%
155,702	Diebold, Inc.	5,026,061
161,625	QLogic Corp.*	2,257,901
86,725	Super Micro Computer, Inc.*	1,387,600

		8,671,562

	Construction & Engineering—0.8%
21,500	EMCOR Group, Inc.	539,005
81,000	KBR, Inc.	2,260,710
148,450	MasTec, Inc.*	3,209,489
56,325	MYR Group, Inc.*	1,086,509
101,679	Orion Marine Group, Inc.*	690,401
4,200	VSE Corp.	102,144

		7,888,258

	Construction Materials—0.1%
54,725	Eagle Materials, Inc.	1,126,240

	Consumer Finance—0.6%
440,300	Advance America Cash Advance Centers, Inc.	3,711,729
38,800	First Cash Financial Services, Inc.*	1,610,200

		5,321,929

	Consumer Products & Services—1.1%
8,600	American Greetings Corp. (Class A Stock)	137,686
63,111	Central Garden & Pet Co.*	545,910
56,256	Central Garden & Pet Co. (Class A Stock)*(a)	494,490
4,900	GP Strategies Corp.*	57,918
165,400	Helen of Troy Ltd. (Bermuda)*	4,785,022
900	La-Z-Boy, Inc.*	9,144
17,200	Rent-A-Center, Inc.	587,380
65,346	Snap-on, Inc.	3,507,120

		10,124,670

	Containers & Packaging—2.1%
34,600	Graphic Packaging Holding Co.*	152,932
19,326	Greif, Inc. (Class A Stock)	865,418
57,058	Owens-Illinois, Inc.*	1,145,725
137,342	Packaging Corp of America	3,581,879
55,600	Rock-Tenn Co. (Class A Stock)	3,290,964

See Notes to Financial Statements.

66	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Containers & Packaging (continued)
209,125	Silgan Holdings, Inc.	$7,850,553
95,900	Sonoco Products Co.	3,010,301

		19,897,772

	Cosmetics/Personal Care
4,200	Revlon, Inc. (Class A Stock)*	61,866

	Distribution/Wholesale
4,400	Brightpoint, Inc.*	44,660
4,500	Core-Mark Holding Co., Inc.*	150,705
4,500	United Stationers, Inc.	143,145

		338,510

	Diversified Financial Services—0.1%
10,600	Artio Global Investors, Inc.	77,592
80,255	Cowen Group, Inc. (Class A Stock)*(a)	218,294
4,200	Edelman Financial Group, Inc.	29,148
99,500	Gleacher & Co., Inc.*	127,360
22,300	SeaCube Container Leasing Ltd. (Bermuda)	309,970
16,138	SWS Group, Inc.	88,920

		851,284

	Drugs & Healthcare—0.3%
53,300	Covance, Inc.*	2,703,909

	Electric Utilities—2.5%
1,400	Central Vermont Public Service Corp.	49,518
2,200	Chesapeake Utilities Corp.	93,258
97,525	Cleco Corp.	3,595,747
106,450	El Paso Electric Co.	3,409,593
7,700	Empire District Electric Co. (The)	153,769
284,355	Great Plains Energy, Inc.	5,897,523
33,270	IDACORP, Inc.	1,343,443
3,100	MGE Energy, Inc.	135,284
180,074	Portland General Electric Co.	4,419,016
3,100	UIL Holdings Corp.	105,648
13,200	UniSource Energy Corp.	492,096
143,047	Westar Energy, Inc.(a)	3,899,461

		23,594,356

	Electrical Equipment—1.5%
145,087	Belden, Inc.	4,683,408
246,275	EnerSys*	5,548,576
33,456	General Cable Corp.*	938,106
5,000	Regal-Beloit Corp.	265,650
59,275	Thomas & Betts Corp.*	2,945,375

		14,381,115

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	67

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of October 31, 2011

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Electronic Components—0.4%
6,400	Daktronics, Inc.	$64,640
205,267	Digital River, Inc.*(a)	3,762,544
4,400	FEI Co.*	174,944

		4,002,128

	Electronic Equipment & Instruments—0.1%
39,725	ScanSource, Inc.*	1,380,841

	Electronic Equipment, Instrument & Components—0.6%
237,000	AVX Corp.	3,178,170
136,600	Jabil Circuit, Inc.	2,808,496

		5,986,666

	Electronics—1.5%
201,900	Checkpoint Systems, Inc.*	2,675,175
38,082	Coherent, Inc.*	1,941,040
6,700	DDi Corp.	61,573
168,900	FLIR Systems, Inc.	4,442,070
69,434	Itron, Inc.*	2,554,477
21,702	Littelfuse, Inc.	1,062,530
13,800	TTM Technologies, Inc.*	154,146
33,621	Watts Water Technologies, Inc. (Class A Stock)(a)	1,058,725

		13,949,736

	Energy—Alternate Sources
1,100	FutureFuel Corp.	12,430
16,100	Green Plains Renewable Energy, Inc.*(a)	168,406
4,800	KiOR, Inc. (Class A Stock)*(a)	79,344
2,000	Solazyme, Inc.*	20,340

		280,520

	Energy Equipment & Services—2.8%
161,700	Bristow Group, Inc.	8,049,426
4,300	Complete Production Services, Inc.*	141,040
125,292	Key Energy Services, Inc.*	1,620,026
101,190	Lufkin Industries, Inc.	5,979,317
51,250	Oil States International, Inc.*(a)	3,567,512
147,900	Patterson-UTI Energy, Inc.	3,005,328
59,500	Tidewater, Inc.	2,929,185
39,725	Unit Corp.*	1,948,909

		27,240,743

	Entertainment & Leisure—0.8%
19,900	Isle of Capri Casinos, Inc.*(a)	108,256
130,400	Life Time Fitness, Inc.*(a)	5,624,152

See Notes to Financial Statements.

68	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Entertainment & Leisure (continued)
128,176	Scientific Games Corp. (Class A Stock)*	$1,113,850
3,700	Speedway Motorsports, Inc.	48,100
1,800	Town Sports International Holdings, Inc.*	15,624
56,488	WMS Industries, Inc.*	1,237,652

		8,147,634

	Environmental Services—0.3%
17,572	Clean Harbors, Inc.*	1,023,921
12,400	Darling International, Inc.*	173,848
93,316	Tetra Tech, Inc.*	2,037,088

		3,234,857

	Financial—Bank & Trust—0.5%
5,500	Banco Latinoamericano de Comercio Exterior SA (Panama)	89,375
130,231	Boston Private Financial Holdings, Inc.	987,151
27,887	Citizens Republic Bancorp, Inc.*	251,262
7,400	First BanCorp	93,832
6,500	First Merchants Corp.	52,390
155,440	First Midwest Bancorp, Inc.	1,400,514
2,400	Flushing Financial Corp.	29,424
26,200	FNB Corp.	264,358
1,600	Heartland Financial USA, Inc.	25,008
9,115	Lakeland Bancorp, Inc.	84,678
1,600	Park National Corp.(a)	95,536
38,543	Prospect Capital Corp.	368,857
3,400	S&T Bancorp, Inc.	63,478
4,800	StellarOne Corp.	57,552
250,845	Synovus Financial Corp.	376,267
1,700	Tompkins Financial Corp.	67,031
20,302	United Community Banks, Inc.*(a)	150,032

		4,456,745

	Financial Services—1.1%
1,600	Alliance Financial Corp.	49,264
3,700	Berkshire Hills Bancorp, Inc.	74,074
32,400	BGC Partners, Inc. (Class A Stock)(a)	221,940
4,800	Brookline Bancorp, Inc.	40,128
165,394	CVB Financial Corp.(a)	1,605,976
27,500	Deluxe Corp.	649,550
108,700	Eaton Vance Corp.	2,857,723
7,500	Encore Capital Group, Inc.*	203,175
81,300	First Commonwealth Financial Corp.	374,793
9,700	First Community Bancshares, Inc.	116,497
13,500	Knight Capital Group, Inc. (Class A Stock)*	168,615
34,200	National Financial Partners Corp.*(a)	467,514
5,400	NBT Bancorp, Inc.	116,208
12,700	Nelnet, Inc. (Class A Stock)	272,796
4,100	OceanFirst Financial Corp.	53,464

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	69

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of October 31, 2011

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Financial Services (continued)
57,200	Ocwen Financial Corp.*	$829,400
82,432	PacWest Bancorp	1,454,100
7,900	Provident Financial Services, Inc.	102,305
6,900	Renasant Corp.	99,498
1,400	Suffolk Bancorp	11,914
9,100	Trustco Bank Corp.	45,136
7,700	World Acceptance Corp.*	520,905

		10,334,975

	Food & Staples Retailing—1.4%
82,400	Andersons, Inc. (The)	3,042,208
98,656	Casey’s General Stores, Inc.	4,888,405
67,700	Ruddick Corp.	2,959,167
73,100	Weis Markets, Inc.	2,891,105

		13,780,885

	Food Products—0.8%
88,100	Cal-Maine Foods, Inc.(a)	2,935,492
105,217	Corn Products International, Inc.	5,103,024

		8,038,516

	Foods—0.6%
6,700	B&G Foods, Inc.	142,174
9,100	Chefs’ Warehouse Holdings, Inc.*	130,039
84,741	Dole Food Co., Inc.*(a)	896,560
18,266	Sanderson Farms, Inc.	904,167
30,200	Spartan Stores, Inc.	517,024
98,500	United Natural Foods, Inc.*	3,596,235

		6,186,199

	Furniture
7,200	Knoll, Inc.	109,800

	Gas Utilities—4.0%
119,077	AGL Resources, Inc.	4,994,089
188,275	Atmos Energy Corp.	6,461,598
141,515	South Jersey Industries, Inc.	7,968,710
87,000	Southwest Gas Corp.	3,434,760
200,496	Swift Energy Co.*(a)	6,139,188
104,100	UGI Corp.	2,984,547
141,168	WGL Holdings, Inc.	6,043,402

		38,026,294

	Hand/Machine Tools—0.4%
83,700	Franklin Electric Co., Inc.	3,843,504

See Notes to Financial Statements.

70	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Healthcare Equipment & Supplies—3.1%
214,000	Cantel Medical Corp.	$5,906,400
42,400	Cooper Cos., Inc. (The)	2,938,320
18,800	Greatbatch, Inc.*	419,804
115,300	Invacare Corp.	2,588,485
138,094	STERIS Corp.	4,278,152
148,163	Teleflex, Inc.	8,869,037
128,925	West Pharmaceutical Services, Inc.	5,011,315

		30,011,513

	Healthcare Products—0.5%
207,900	PSS World Medical, Inc.*(a)	4,625,775

	Healthcare Providers & Services—1.1%
125,100	AMERIGROUP Corp.*(a)	6,959,313
4,700	Magellan Health Services, Inc.*	241,909
106,925	Owens & Minor, Inc.	3,199,196
19,500	Vanguard Health Systems, Inc.*	189,540

		10,589,958

	Healthcare Services—1.2%
133,700	Amedisys, Inc.*	1,755,481
55,460	AmSurg Corp.*	1,404,802
60,200	Five Star Quality Care, Inc.*	155,918
91,753	HealthSouth Corp.*	1,620,358
152,300	Healthways, Inc.*	1,090,468
75,198	MEDNAX, Inc.*(a)	4,948,028
600	Molina Healthcare, Inc.*	12,708
26,100	Triple-S Management Corp. (Class B Stock) (Puerto Rico)*(a)	495,900

		11,483,663

	Home Builder—0.2%
119,800	Meritage Homes Corp.*	2,126,450

	Home Furnishings
8,000	Select Comfort Corp.*	166,160
5,800	Skullcandy, Inc.*(a)	91,350

		257,510

	Hotels, Restaurants & Leisure—0.7%
74,425	Choice Hotels International, Inc.	2,663,671
150,329	International Speedway Corp. (Class A Stock)	3,586,850

		6,250,521

	Household Durables—0.1%
51,761	Ethan Allen Interiors, Inc.	1,024,868

	Household Products—0.3%
3,000	Blyth, Inc.	167,490

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	71

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of October 31, 2011

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Household Products (continued)
4,700	Lifetime Brands, Inc.	$57,481
65,450	WD-40 Co.	2,881,109

		3,106,080

	Industrial Products—0.3%
37,918	Brady Corp. (Class A Stock)	1,164,841
63,431	Kaydon Corp.	1,995,539

		3,160,380

	Insurance—5.7%
8,700	Alterra Capital Holdings Ltd. (Bermuda)	188,616
328,600	American Equity Investment Life Holding Co.(a)	3,562,024
86,700	American Financial Group, Inc.	3,106,461
4,000	American Safety Insurance Holdings Ltd. (Bermuda)*	81,640
17,200	AMERISAFE, Inc.*	370,660
9,200	AmTrust Financial Services, Inc.	233,496
8,700	Aspen Insurance Holdings Ltd. (Bermuda)	230,463
14,600	Assured Guaranty Ltd. (Bermuda)	186,004
485,750	CNO Financial Group, Inc.*	3,035,938
288,525	Delphi Financial Group, Inc. (Class A Stock)	7,640,142
124,704	Employers Holdings, Inc.	2,022,699
36,837	Endurance Specialty Holdings Ltd. (Bermuda)	1,370,336
3,900	FBL Financial Group, Inc. (Class A Stock)	127,335
149,125	HCC Insurance Holdings, Inc.	3,968,216
77,947	Horace Mann Educators Corp.	1,048,387
94,130	Infinity Property & Casualty Corp.	5,455,775
12,800	Meadowbrook Insurance Group, Inc.	132,608
41,114	Platinum Underwriters Holdings Ltd. (Bermuda)	1,423,778
22,817	ProAssurance Corp.	1,746,641
194,500	Protective Life Corp.	3,617,700
99,952	Reinsurance Group of America, Inc.	5,220,493
48,900	RLI Corp.(a)	3,439,626
8,400	Selective Insurance Group, Inc.	134,652
106,600	State Auto Financial Corp.	1,416,714
6,500	Symetra Financial Corp.	60,255
134,133	Tower Group, Inc.	3,182,976
99,200	United Fire & Casualty Co.	1,865,952

		54,869,587

	Internet—0.1%
35,408	Comtech Telecommunications Corp.	1,172,359
11,500	TeleCommunication Systems, Inc. (Class A Stock)*	37,950

		1,210,309

See Notes to Financial Statements.

72	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Internet Services
4,200	Boingo Wireless, Inc.*(a)	$32,130
3,600	Pandora Media, Inc.*(a)	56,880
39,400	United Online, Inc.	232,854

		321,864

	Internet Software & Services—0.1%
23,600	j2 Global Communications, Inc.	726,408

	Investment Company
16,915	MCG Capital Corp.	78,486

	IT Services—0.6%
100,700	Broadridge Financial Solutions, Inc.	2,240,575
56,781	CACI International, Inc. (Class A Stock)*	3,116,709

		5,357,284

	Leisure Equipment & Products—0.4%
158,992	Callaway Golf Co.(a)	923,744
18,400	JAKKS Pacific, Inc.	349,048
89,600	Sturm Ruger & Co., Inc.	2,716,672

		3,989,464

	Life Science Tools & Services—0.3%
140,950	PerkinElmer, Inc.	2,913,436

	Machinery—3.0%
142,225	Actuant Corp. (Class A Stock)(a)	3,200,062
140,900	Barnes Group, Inc.	3,278,743
68,289	Briggs & Stratton Corp.	997,019
800	Cascade Corp.	34,480
72,500	Crane Co.	3,197,975
225,200	Harsco Corp.	5,190,860
25,650	IDEX Corp.	909,293
41,561	Kadant, Inc.*	899,796
87,600	Kennametal, Inc.(a)	3,406,764
900	Robbins & Myers, Inc.	40,221
76,400	Titan International, Inc.	1,719,000
70,225	Valmont Industries, Inc.	6,021,794

		28,896,007

	Machinery & Equipment—0.2%
2,800	Altra Holdings, Inc.*	41,160
146,940	Intermec, Inc.*	1,185,806
5,000	Intevac, Inc.*	40,250
53,745	Terex Corp.*	894,317

		2,161,533

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	73

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of October 31, 2011

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Manufacturing—0.2%
3,100	Ceradyne, Inc.*	$103,726
16,400	EnPro Industries, Inc.*	564,816
2,300	Koppers Holdings, Inc.	76,107
2,200	Standex International Corp.	84,942
36,066	Zebra Technologies Corp. (Class A Stock)*	1,288,999

		2,118,590

	Media—1.1%
147,018	Belo Corp. (Class A Stock)	932,094
168,300	Cinemark Holdings, Inc.	3,478,761
27,318	Courier Corp.	237,394
7,100	Dolan Co. (The)*	62,125
109,000	Meredith Corp.(a)	2,924,470
66,975	Wiley, (John) & Sons, Inc. (Class A Stock)	3,185,331

		10,820,175

	Metals & Mining—3.2%
167,200	AMCOL International Corp.	5,047,768
14,900	Century Aluminum Co.*	166,284
12,400	Cloud Peak Energy, Inc.*	284,580
21,100	Coeur d’Alene Mines Corp.*	539,527
40,700	Compass Minerals International, Inc.	3,096,049
142,879	Gold Resource Corp.(a)	3,214,777
239,700	HudBay Minerals, Inc. (Canada)	2,624,715
144,400	IAMGOLD Corp. (Canada)	3,104,600
5,000	LB Foster Co. (Class A Stock)	127,500
9,400	Revett Minerals, Inc.*(a)	39,574
52,500	Royal Gold, Inc.(a)	3,757,950
37,017	RTI International Metals, Inc.*(a)	976,879
218,300	Steel Dynamics, Inc.	2,726,567
120,800	Timken Co.	5,088,096
2,200	Westmoreland Coal Co.*	24,222
15,500	Worthington Industries, Inc.	267,840

		31,086,928

	Miscellaneous Manufacturers—0.1%
15,199	AptarGroup, Inc.	729,096

	Multi-Utilities—0.8%
119,300	NorthWestern Corp.	4,109,885
56,100	OGE Energy Corp.	2,902,614
31,437	Vectren Corp.	892,182

		7,904,681

See Notes to Financial Statements.

74	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Office Equipment & Supplies—0.1%
60,753	Interface, Inc. (Class A Stock)	$792,219

	Oil & Gas—0.2%
15,800	CVR Energy, Inc.*	391,208
4,500	Energy Partners Ltd.*	64,530
99,972	Goodrich Petroleum Corp.*(a)	1,584,556
1,100	Gulf Island Fabrication, Inc.	30,635

		2,070,929

	Oil & Gas Exploration/Production—1.0%
122,500	Cabot Oil & Gas Corp.	9,520,700

	Oil, Gas & Consumable Fuels—3.5%
124,675	Berry Petroleum Co. (Class A Stock)	4,307,521
3,800	Brigham Exploration Co.*	138,377
4,400	C&J Energy Services, Inc.*(a)	74,184
13,400	Cal Dive International, Inc.*	30,016
32,900	Cimarex Energy Co.	2,105,600
64,100	Core Laboratories NV (Netherlands)(a)	6,939,466
50,500	Energen Corp.	2,477,530
133,200	EXCO Resources, Inc.	1,679,652
5,300	Gulfport Energy Corp.*	165,042
9,800	Helix Energy Solutions Group, Inc.*	176,988
103,400	HollyFrontier Corp.	3,173,346
7,600	Laclede Group, Inc. (The)	304,912
6,850	New Jersey Resources Corp.	322,087
4,700	Newpark Resources, Inc.*	41,971
66,000	Oasis Petroleum, Inc.*(a)	1,936,440
5,000	RPC, Inc.(a)	92,850
71,600	Southern Union Co.	3,009,348
4,100	Stone Energy Corp.*	99,589
8,000	TETRA Technologies, Inc.*	76,000
10,500	VAALCO Energy, Inc.*	71,505
141,600	W&T Offshore, Inc.	2,788,104
15,700	Warren Resources, Inc.*	49,141
2,500	Western Refining, Inc.*(a)	39,950
98,300	World Fuel Services Corp.(a)	3,917,255

		34,016,874

	Paper & Forest Products—0.6%
134,000	Buckeye Technologies, Inc.	4,052,160
1,700	Domtar Corp.	139,247
8,100	P.H. Glatfelter Co.	121,500
14,723	Schweitzer-Mauduit International, Inc.	1,035,321

		5,348,228

	Personal Products—0.2%
149,728	Prestige Brands Holdings, Inc.*	1,584,122

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	75

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of October 31, 2011

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Pharmaceuticals—0.2%
8,300	Achillion Pharmaceuticals, Inc.*	$52,622
18,000	Alkermes PLC (Ireland)*(a)	314,820
41,300	Idenix Pharmaceuticals, Inc.*	247,800
6,500	Par Pharmaceutical Cos., Inc.*	198,900
2,400	Pharmasset, Inc.*	168,960
33,000	PharMerica Corp.*	514,800

		1,497,902

	Pipelines—0.5%
63,200	ONEOK, Inc.	4,806,360

	Printing & Publishing
21,000	Journal Communications, Inc. (Class A Stock)*	81,060

	Professional Services—0.6%
91,761	Towers Watson & Co. (Class A Stock)	6,028,698

	Real Estate Investment Trusts—5.2%
12,700	American Campus Communities, Inc.(a)	494,411
24,300	American Capital Agency Corp.	668,493
85,600	Anworth Mortgage Asset Corp.	552,120
64,700	Ashford Hospitality Trust, Inc.	575,830
1,600	Associated Estates Realty Corp.	27,168
21,700	CapLease, Inc.	84,847
47,800	Capstead Mortgage Corp.	579,336
62,671	CBL & Associates Properties, Inc.(a)	963,880
9,500	Colonial Properties Trust(a)	192,660
90,000	CommonWealth REIT	1,741,500
60,800	DCT Industrial Trust, Inc.(a)	301,568
8,600	DDR Corp.	110,166
38,300	DiamondRock Hospitality Co.	346,615
3,100	EastGroup Properties, Inc.	135,191
115,822	Education Realty Trust, Inc.	1,071,353
4,800	Entertainment Properties Trust	215,040
3,700	Equity LifeStyle Properties, Inc.	244,681
198,671	Equity One, Inc.(a)	3,407,208
5,100	Extra Space Storage, Inc.(a)	114,903
63,000	First Industrial Realty Trust, Inc.*	620,550
224,300	First Potomac Realty Trust	3,187,303
253,700	Franklin Street Properties Corp.(a)	3,221,990
4,500	Getty Realty Corp.(a)	71,730
93,000	Government Properties Income Trust(a)	2,188,290
158,700	Healthcare Realty Trust, Inc.	2,997,843
86,050	Highwoods Properties, Inc.	2,665,829
1,600	Home Properties, Inc.	94,240

See Notes to Financial Statements.

76	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Real Estate Investment Trusts (continued)
4,600	Invesco Mortgage Capital, Inc.	$72,588
17,600	Kite Realty Group Trust	72,688
50,075	LaSalle Hotel Properties(a)	1,197,293
86,078	Lexington Realty Trust(a)	676,573
10,100	LTC Properties, Inc.	286,436
680,250	Medical Properties Trust, Inc.	6,870,525
177,865	MFA Financial, Inc.	1,200,589
27,908	Mid-America Apartment Communities, Inc.	1,741,459
8,100	National Retail Properties, Inc.(a)	220,725
190,100	Omega Healthcare Investors, Inc.(a)	3,376,176
31,000	Parkway Properties, Inc.	398,350
32,300	Pennsylvania Real Estate Investment Trust	331,398
57,600	PS Business Parks, Inc.	3,066,048
9,200	Ramco-Gershenson Properties Trust(a)	88,780
19,800	Senior Housing Properties Trust	444,312
70,300	Sovran Self Storage, Inc.	3,107,260
4,800	Sun Communities, Inc.(a)	182,784
11,400	Winthrop Realty Trust	103,170

		50,311,899

	Registered Investment Companies
19,400	American Capital Ltd.*	150,738
4,400	Gladstone Capital Corp.	36,256

		186,994

	Restaurants—0.1%
27,100	Domino’s Pizza, Inc.*	868,013

	Retail—1.3%
44,582	ANN, Inc.*	1,187,664
138,157	Cash America International, Inc.	7,564,096
2,000	Dunkin’ Brands Group, Inc.*(a)	58,220
8,400	Insight Enterprises, Inc.*	141,960
37,698	Men’s Wearhouse, Inc. (The)	1,164,114
85,554	Pantry, Inc. (The)*	1,209,734
500	Papa John’s International, Inc.*	16,880
51,989	Regis Corp.	850,540

		12,193,208

	Retail & Merchandising—0.5%
105,168	American Eagle Outfitters, Inc.	1,380,856
36,200	Cabela’s, Inc.*(a)	902,104
55,862	Conn’s, Inc.*(a)	514,489
4,700	Dillard’s, Inc. (Class A Stock)	242,191
20,900	Finish Line, Inc. (The) (Class A Stock)	420,090
64,691	hhgregg, Inc.*(a)	824,810
1,300	Teavana Holdings, Inc.*(a)	29,718

		4,314,258

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	77

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of October 31, 2011

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Road & Rail—0.2%
79,650	Werner Enterprises, Inc.	$1,887,705

	Semiconductors—1.2%
92,900	Amkor Technology, Inc.*(a)	449,636
12,100	Brooks Automation, Inc.	126,445
85,484	Cabot Microelectronics Corp.*	3,292,844
7,600	DSP Group, Inc.*	46,968
175,757	Emulex Corp.*	1,472,843
19,358	Entegris, Inc.*	173,448
209,800	International Rectifier Corp.*	5,096,042
4,400	IXYS Corp.*	60,148
4,700	MKS Instruments, Inc.	125,208
6,200	Photronics, Inc.*	38,874
14,700	PMC—Sierra, Inc.*	93,198
8,400	Sigma Designs, Inc.*	70,056

		11,045,710

	Semiconductors & Semiconductor Equipment—1.3%
23,375	Cymer, Inc.*(a)	1,015,644
8,100	GSI Technology, Inc.*	39,690
14,000	Integrated Silicon Solution, Inc.*	128,940
50,700	LTX-Credence Corp.*	320,931
317,600	Micrel, Inc.	3,499,952
89,050	Microsemi Corp.*	1,643,863
37,400	Mindspeed Technologies, Inc.*	207,944
304,700	RF Micro Devices, Inc.*(a)	2,236,498
55,350	Silicon Laboratories, Inc.*(a)	2,366,212
3,900	Skyworks Solutions, Inc.*	77,259
27,625	Veeco Instruments, Inc.*(a)	737,311

		12,274,244

	Software—0.3%
4,200	CSG Systems International, Inc.*	59,808
7,000	Digi International, Inc.*	89,530
3,800	DynaVox, Inc. (Class A Stock)*	12,844
1,700	Ebix, Inc.*(a)	29,087
5,600	EPIQ Systems, Inc.	79,856
1,100	Tangoe, Inc.*	14,795
80,275	Verint Systems, Inc.*	2,392,195

		2,678,115

	Specialty Retail—2.3%
414,875	Aaron’s, Inc.(a)	11,102,055
74,200	Buckle, Inc. (The)(a)	3,306,352
38,325	DSW, Inc. (Class A Stock)	2,005,930

See Notes to Financial Statements.

78	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Specialty Retail (continued)
78,000	Group 1 Automotive, Inc.	$3,553,680
116,900	Penske Automotive Group, Inc.	2,383,591

		22,351,608

	Storage / Warehouse
15,200	Wesco Aircraft Holdings, Inc.*(a)	171,608

	Telecommunications—0.9%
2,500	Anixter International, Inc.*	146,725
395,916	Arris Group, Inc.*	4,260,056
9,500	Black Box Corp.	265,905
110,400	Cincinnati Bell, Inc.*(a)	355,488
22,300	Consolidated Communications Holdings, Inc.	421,024
3,100	Oplink Communications, Inc.*	50,282
5,700	Plantronics, Inc.	190,437
50,200	Premiere Global Services, Inc.*	454,812
70,500	SBA Communications Corp. (Class A Stock)*	2,685,345
7,000	Symmetricon, Inc.*	36,050

		8,866,124

	Textiles, Apparel & Luxury Goods—1.9%
75,150	Hanesbrands, Inc.*	1,981,705
7,931	Oxford Industries, Inc.	313,275
17,150	Perry Ellis International, Inc.*	430,465
132,875	PVH Corp.	9,887,229
136,225	Wolverine World Wide, Inc.	5,167,014

		17,779,688

	Thrifts & Mortgage Finance—0.8%
277,500	Astoria Financial Corp.	2,303,250
3,300	BankFinancial Corp.	26,400
236,550	Capitol Federal Financial, Inc.	2,623,339
179,150	Washington Federal, Inc.	2,445,398

		7,398,387

	Tobacco—0.3%
76,000	Universal Corp.	3,254,320

	Trading Companies & Distributors—0.7%
17,450	Applied Industrial Technologies, Inc.	586,669
39,350	United Rentals, Inc.*(a)	921,184
100,444	WESCO International, Inc.*(a)	4,867,516

		6,375,369

	Transportation—0.2%
10,900	Aircastle Ltd. (Bermuda)	132,217
2,600	Amerco, Inc.*	196,846
14,200	Atlas Air Worldwide Holdings, Inc.*	546,984

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	79

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of October 31, 2011

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Transportation (continued)
8,800	Gulfmark Offshore, Inc. (Class A Stock)*	$365,992
13,500	Pacer International, Inc.*	63,585
13,800	Quality Distribution, Inc.*	155,526

		1,461,150

	Water Utilities
1,700	American States Water Co.	59,398
3,100	California Water Service Group	57,567
1,600	Consolidated Water Co., Inc. (Ordinary Shares) (Cayman Islands)	14,848
2,800	York Water Co.	47,600

		179,413

	Wireless Telecommunication Services—0.3%
121,000	Cellcom Israel Ltd. (Israel)	2,666,840

	TOTAL COMMON STOCKS (cost $755,339,727)	897,104,600

	EXCHANGE TRADED FUND—0.8%
115,925	iShares Russell 2000 Value Index Fund (cost $6,683,188)(a)	7,567,584

	UNAFFILIATED MUTUAL FUNDS—0.7%
231,525	Apollo Investment Corp.(a)	1,917,027
293,975	Ares Capital Corp.	4,547,793

	TOTAL UNAFFILIATED MUTUAL FUNDS (cost $6,424,212)	6,464,820

	TOTAL LONG-TERM INVESTMENTS (cost $768,447,127)	911,137,004

Principal Amount (000)#	SHORT-TERM INVESTMENTS—18.9%

	U.S. TREASURY OBLIGATION
	U.S. Treasury Notes(k) 0.75%, 11/30/11
$315	(cost $315,136)	315,136

See Notes to Financial Statements.

80	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	AFFILIATED MONEY MARKET MUTUAL FUND—18.9%
181,169,360	Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund (cost $181,169,360; includes $131,538,899 of cash collateral for securities on loan)(b)(w)	$181,169,360

	TOTAL SHORT-TERM INVESTMENTS (cost $181,484,496)	181,484,496

	TOTAL INVESTMENTS—113.8% (cost $949,931,623; Note 5)	1,092,621,500
	Liabilities in excess of other assets(x)—(13.8%)	(132,586,096)

	NET ASSETS—100%	$960,035,404

The following abbreviations are used in the Portfolio descriptions:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $125,093,334; cash collateral of $131,538,899 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(x)	Liabilities in excess of other assets includes unrealized appreciation on futures contracts as follows:

Futures contracts open at October 31, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at October 31, 2011	Unrealized Appreciation
Long Positions:
45	Russell 2000 Mini	Dec. 11	$2,975,770	$3,326,850	$351,080

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	81

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of October 31, 2011

The following is a summary of the inputs used as of October 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$896,755,552	$349,048	$—
Exchange Traded Fund	7,567,584	—	—
Unaffiliated Mutual Funds	6,464,820	—	—
U.S. Treasury Obligation	—	315,136	—
Affiliated Money Market Mutual Fund	181,169,360	—	—
Other Financial Instruments*
Futures	351,080	—	—

Total	$1,092,308,396	$664,184	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2011 were as follows:

Affiliated Money Market Mutual Fund (13.7% represents investments purchased from securities on loan)	18.9%
Insurance	5.7
Real Estate Investment Trusts	5.2
Chemicals	4.7
Gas Utilities	4.0
Oil, Gas & Consumable Fuels	3.5
Aerospace & Defense	3.4
Commercial Banks	3.4
Metals & Mining	3.2
Healthcare Equipment & Supplies	3.1
Machinery	3.0
Energy Equipment & Services	2.8
Electric Utilities	2.5
Specialty Retail	2.3
Commercial Services & Supplies	2.2
Containers & Packaging	2.1
Textiles, Apparel & Luxury Goods	1.9
Electrical Equipment	1.5
Electronics	1.5
Food & Staples Retailing	1.4
Banks	1.4
Computer Services & Software	1.3
Semiconductors & Semiconductor Equipment	1.3
Retail	1.3
Capital Markets	1.2
Healthcare Services	1.2
Semiconductors	1.2
Media	1.1
Healthcare Providers & Services	1.1
Financial Services	1.1

See Notes to Financial Statements.

82	THE TARGET PORTFOLIO TRUST

Industry (cont’d.)
Consumer Products & Services	1.1%
Oil & Gas Exploration/Production	1.0
Telecommunications	0.9
Computers & Peripherals	0.9
Commercial Services	0.9
Entertainment & Leisure	0.8
Food Products	0.8
Multi-Utilities	0.8
Construction & Engineering	0.8
Exchange Traded Funds	0.8
Thrifts & Mortgage Finance	0.8
Unaffiliated Mutual Funds	0.7
Trading Companies & Distributors	0.7
Hotels, Restaurants & Leisure	0.7
Foods	0.6
Professional Services	0.6
Electronic Equipment, Instrument & Components	0.6
IT Services	0.6
Paper & Forest Products	0.6
Consumer Finance	0.6
Pipelines	0.5
Healthcare Products	0.5
Financial—Bank & Trust	0.5
Retail & Merchandising	0.5
Electronic Components	0.4
Leisure Equipment & Products	0.4
Hand/Machine Tools	0.4
Building Products	0.4
Tobacco	0.3
Environmental Services	0.3
Industrial Products	0.3
Household Products	0.3
Beverages	0.3
Life Science Tools & Services	0.3
Drugs & Healthcare	0.3
Software	0.3
Wireless Telecommunication Services	0.3
Business Services	0.2
Machinery & Equipment	0.2
Clothing & Apparel	0.2
Home Builders	0.2
Manufacturing	0.2
Oil & Gas	0.2
Communications Equipment	0.2
Road & Rail	0.2
Auto Related	0.2
Personal Products	0.2
Pharmaceuticals	0.2
Airlines	0.2
Transportation	0.2

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	83

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of October 31, 2011

Industry (cont’d.)
Electronic Equipment & Instruments	0.1%
Internet	0.1
Construction Materials	0.1
Household Durables	0.1
Restaurants	0.1
Diversified Financial Services	0.1
Office Equipment & Supplies	0.1
Miscellaneous Manufacturers	0.1
Internet Software & Services	0.1
Biotechnology	0.1
Auto Components	0.1

113.8
Liabilities in excess of other assets	(13.8)

100.0%

See Notes to Financial Statements.

84	THE TARGET PORTFOLIO TRUST

Portfolio of Investments As of October 31, 2011	International Equity Portfolio

SHARES	DESCRIPTION	VALUE (NOTE 1)
	LONG-TERM INVESTMENTS—96.6%

	COMMON STOCKS—95.7%

	Australia—4.8%
65,000	Bendigo and Adelaide Bank Ltd.	$641,831
53,145	BHP Billiton Ltd.	2,080,334
191,700	BlueScope Steel Ltd.	167,704
53,400	Caltex Australia Ltd.	741,615
248,800	Challenger Ltd.	1,186,064
213,375	Downer Edi Ltd.	677,607
21,800	Echo Entertainment Group Ltd.*	84,617
765,800	Emeco Holdings Ltd.	793,358
559,583	Goodman Fielder Ltd.	325,435
41,700	GrainCorp Ltd.	343,499
221,300	Metcash Ltd.	968,432
69,800	National Australia Bank Ltd.	1,864,311
286,100	OneSteel Ltd.	363,854
252,800	Pacific Brands Ltd.	157,945
14,700	Rio Tinto Ltd.	1,055,370
109,100	Tabcorp Holdings Ltd.	335,460
331,500	Telstra Corp. Ltd.	1,076,356
43,800	Westpac Banking Corp.	1,016,430

		13,880,222

	Austria—0.7%
39,100	OMV AG	1,362,491
18,000	Voestalpine AG	618,461

		1,980,952

	Belgium—0.6%
102,600	AGFA-Gevaert NV*	256,292
20,300	Delhaize Group	1,326,001
16,878	Dexia SA*	13,093

		1,595,386

	Brazil—1.4%
243,060	BM&FBOVESPA SA	1,462,451
42,890	Embraer SA, ADR	1,193,200
72,450	Natura Cosmeticos SA	1,413,679

		4,069,330

	Canada—2.6%
31,580	Canadian National Railway Co.	2,473,806
53,740	Canadian Natural Resources Ltd.	1,895,660
41,947	Cenovus Energy, Inc.	1,436,740
39,630	Potash Corp. of Saskatchewan, Inc.	1,875,688

		7,681,894

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	85

International Equity Portfolio (continued)	Portfolio of Investments As of October 31, 2011

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	China—2.4%
455,290	China Life Insurance Co. Ltd. (Class H Stock)	$1,177,106
835,350	China Merchants Bank Co. Ltd. (Class H Stock)	1,686,708
54,900	Citi Securities Co. Ltd. (Class H Stock)*	109,393
2,318,300	Industrial & Commercial Bank of China Ltd. (Class H Stock)	1,447,693
425,999	Sinopharm Group Co. Ltd. (Class H Stock)	1,159,537
57,306	Tencent Holdings Ltd.	1,325,349

		6,905,786

	Denmark—1.5%
23,100	Danske Bank A/S*	315,835
40,500	H. Lundbeck A/S	816,655
29,883	Novo Nordisk A/S (Class B Stock)	3,172,572

		4,305,062

	Finland—0.4%
90,200	Nokia Oyj	606,972
41,200	Tieto Oyj	652,301

		1,259,273

	France—8.0%
20,435	Air Liquide SA	2,638,513
9,200	Arkema SA	625,224
38,700	AXA SA	622,449
20,600	BNP Paribas	919,890
7,600	Ciments Francais SA	671,226
97,828	Credit Agricole SA	757,222
44,000	France Telecom SA	791,068
21,617	LVMH Moet Hennessy Louis Vuitton SA	3,582,891
38,800	Publicis Groupe SA	1,871,753
13,800	Rallye SA	441,224
12,500	Renault SA	522,277
36,764	Sanofi	2,630,061
26,100	SCOR SE	608,042
13,611	Societe Generale	389,707
15,200	Thales SA	536,061
49,700	Total SA	2,593,209
11,200	Valeo SA	562,187
14,100	Vallourec SA	854,972
82,000	Vivendi	1,832,407

		23,450,383

	Germany—10.0%
44,990	Adidas AG	3,168,501
36,700	Allianz SE	4,083,320

See Notes to Financial Statements.

86	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Germany (continued)
3,600	Aurubis AG	$203,117
21,900	BASF SE	1,598,609
28,900	Bayer AG	1,841,277
12,000	Daimler AG	609,469
26,700	Deutsche Bank AG	1,104,007
35,700	E.ON AG	860,905
40,660	Fresenius Medical Care AG & Co. KGaA	2,961,908
12,800	Hannover Rueckversicherung AG	630,202
7,400	Heidelberger Druckmaschinen AG*	14,536
7,000	Merck KGaA	653,203
16,400	Metro AG	759,873
8,400	MTU Aero Engines Holding AG	562,505
8,400	Muenchener Rueckversicherungs-Gesellschaft AG	1,124,923
14,500	Rheinmetall AG	768,991
22,000	RWE AG	937,793
61,281	SAP AG	3,705,536
27,800	Siemens AG	2,914,021
27,700	ThyssenKrupp AG	793,566

		29,296,262

	Hong Kong—2.4%
368,000	Cathay Pacific Airways Ltd.	667,983
962,200	Chaoda Modern Agriculture Holdings Ltd.	78,028
1,314,654	CNOOC Ltd.	2,485,169
583,200	First Pacific Co. Ltd.	607,582
142,704	Hong Kong Exchanges and Clearing Ltd.	2,419,103
175,900	Kingboard Chemical Holdings Ltd.	600,805
46,300	Yue Yuen Industrial Holdings Ltd.	131,861

		6,990,531

	Ireland—0.8%
60,300	Allied Irish Banks PLC*	8,344
32,800	Bank of Ireland*	4,618
313,989	Beazley PLC	633,394
34,400	Covidien PLC	1,618,176
33,100	Irish Life & Permanent Group Holdings PLC (XDUB)*	1,511
15,500	Irish Life & Permanent Group Holdings PLC (XLON)*	708

		2,266,751

	Israel—1.8%
182,600	Bank Hapoalim BM	707,768
26,100	Check Point Software Technologies Ltd.*	1,504,143
5,200	Elbit Systems Ltd.	230,181
3,000	Teva Pharmaceutical Industries Ltd	122,305
67,518	Teva Pharmaceutical Industries Ltd., ADR	2,758,111

		5,322,508

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	87

International Equity Portfolio (continued)	Portfolio of Investments As of October 31, 2011

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Italy—1.7%
15,900	Banco Popolare Scarl	$23,597
361,000	Enel SpA	1,703,234
90,000	ENI SpA	1,989,352
50,900	Finmeccanica SpA	348,877
16,200	Fondiaria-Sai SpA*	35,592
682,500	Telecom Italia SpA	849,219

		4,949,871

	Japan—16.1%
22,600	Alpine Electronics, Inc.	265,382
36,400	Aoyama Trading Co. Ltd.	574,994
42,789	Canon, Inc.	1,942,527
29,000	Circle K Sunkus Co. Ltd.	472,816
79,100	COMSYS Holdings Corp.	774,246
831	Dai-ichi Life Insurance Co. Ltd. (The)	946,346
10,514	Fanuc Corp.	1,700,011
114,100	Fukuoka Financial Group, Inc.	441,798
30,600	Fuyo General Lease Co. Ltd.	1,051,445
51,900	Heiwa Corp.	860,036
38,400	Hitachi Capital Corp.	469,242
26,100	Itochu Techno-Solutions Corp.	1,130,098
169,160	JX Holdings, Inc.	985,338
19,400	K’s Holdings Corp.	814,672
497	KDDI Corp.	3,640,703
39,800	Keihin Corp.	613,888
122,872	Komatsu Ltd.	3,037,987
149,300	Kurabo Industries Ltd.	283,133
13,300	Kyoei Steel Ltd.	235,198
22,600	Kyorin Holdings, Inc.	415,855
56,700	Kyowa Exeo Corp.	498,746
247,900	Marubeni Corp.	1,442,919
3,900	Megmilk Snow Brand Co. Ltd.	74,974
9,100	Miraca Holdings, Inc.	347,054
17,800	Mitsubishi Corp.	366,092
772,700	Mitsubishi UFJ Financial Group, Inc.	3,358,106
26,900	Mitsui & Co. Ltd.	392,593
591,500	Mizuho Financial Group, Inc.	827,916
152,400	Nichirei Corp.	676,447
61,300	Nippon Electric Glass Co. Ltd.	549,935
59,200	Nippon Shokubai Co. Ltd.	603,795
30,100	Nippon Telegraph & Telephone Corp.	1,544,005
254,300	Nishi-Nippon City Bank Ltd. (The)	693,500
99,600	Nissan Shatai Co. Ltd.	892,949
800	NTT DoCoMo, Inc.	1,420,834

See Notes to Financial Statements.

88	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Japan (continued)
13,700	Sankyo Co. Ltd.	$715,919
150,200	Sankyu, Inc.	594,712
52,600	Seino Holdings Co. Ltd.	394,626
28,100	Shimachu Co. Ltd.	606,064
28,200	Shizuoka Gas Co. Ltd.	170,450
11,800	Sumitomo Bakelite Co. Ltd.	69,091
149,600	Sumitomo Corp.	1,852,220
46,100	Sumitomo Mitsui Financial Group, Inc.	1,288,565
15,794	Sumitomo Mitsui Trust Holdings, Inc.	54,049
25,200	Takeda Pharmaceutical Co. Ltd.	1,136,051
203,400	Toagosei Co. Ltd.	908,524
50,400	Toppan Forms Co. Ltd.	394,477
72,143	Toyota Motor Corp.	2,395,204
56,300	Toyota Tsusho Corp	888,432
9,500	Tsuruha Holdings, Inc.	485,358
130,100	Yokohama Rubber Co. Ltd. (The)	742,635

		47,041,957

	Liechtenstein—0.1%
3,800	Verwaltungs-und Privat-Bank AG	382,901

	Mexico—0.6%
699,880	Wal-Mart de Mexico SAB de CV (Class V Stock)	1,806,549

	Netherlands—4.0%
57,400	Aegon NV*	273,738
220,400	ING Groep NV, CVA*	1,900,064
86,300	Koninklijke Ahold NV	1,102,600
22,300	Koninklijke DSM NV	1,141,133
94,100	Koninklijke KPN NV	1,232,045
9,200	Koninklijke Philips Electronics NV	191,514
5,700	Nutreco NV	378,704
4,300	Royal Dutch Shell PLC (Class A Stock)	152,476
119,912	Royal Dutch Shell PLC (Class B Stock)	4,302,215
32,000	Yandex NV*	880,640

		11,555,129

	New Zealand—0.2%
825,600	Air New Zealand Ltd.	697,743

	Norway—0.6%
54,400	DnB NOR ASA	629,244
43,500	Statoil ASA	1,103,772

		1,733,016

	Singapore—0.3%
56,000	United Overseas Bank Ltd.	759,502

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	89

International Equity Portfolio (continued)	Portfolio of Investments As of October 31, 2011

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	South Korea—1.0%
13,839	Hyundai Motor Co.	$2,787,015

	Spain—2.7%
79,800	Banco Bilbao Vizcaya Argentaria SA	718,193
67,800	Banco Espanol de Credito SA	401,449
208,800	Banco Santander SA	1,767,254
63,100	Repsol YPF SA	1,899,293
138,867	Telefonica SA	2,951,148

		7,737,337

	Sweden—2.2%
87,100	Boliden AB	1,238,249
19,700	Electrolux AB (Class B Stock)	366,822
87,274	Hennes & Mauritz AB (Class B Stock)	2,885,658
76,900	Meda AB	782,595
15,400	NCC AB (Class B Stock)	282,245
57,500	Svenska Cellulosa AB (Class B Stock)	839,418

		6,394,987

	Switzerland—7.3%
13,600	Baloise Holding AG	1,107,799
44,058	Clariant AG*	477,108
109,200	Credit Suisse Group AG*	3,149,441
1,300	Georg Fischer AG*	538,671
35,897	Julius Baer Group Ltd.*	1,348,824
55,800	Nestle SA	3,227,343
100,105	Novartis AG	5,639,443
8,900	Roche Holding AG	1,460,218
1,970	Swatch Group AG (The)	829,343
22,000	Swiss Re Ltd.*	1,201,167
32,600	UBS AG*	412,006
8,700	Zurich Financial Services AG*	2,004,859

		21,396,222

	Taiwan—0.7%
95,550	HTC Corp.	2,147,348

	Turkey—0.4%
359,900	Turkiye Garanti Bankasi A/S	1,262,734

	United Kingdom—19.4%
150,072	ARM Holdings PLC	1,408,106
56,500	AstraZeneca PLC	2,712,514
183,100	Aviva PLC	998,913
259,100	BAE Systems PLC	1,149,014
242,700	Barclays PLC	752,355

See Notes to Financial Statements.

90	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	United Kingdom (continued)
107,700	Berendsen PLC	$802,408
137,000	BG Group PLC	2,970,706
292,900	BP PLC	2,155,400
71,513	British American Tobacco PLC	3,278,890
685,700	BT Group PLC	2,068,909
71,077	Carnival PLC	2,600,667
80,600	Cookson Group PLC	619,534
80,900	Dairy Crest Group PLC	448,616
113,200	Drax Group PLC	985,412
294,000	DS Smith PLC	1,004,439
43,300	Eurasian Natural Resources Corp. PLC	456,087
86,300	GlaxoSmithKline PLC	1,936,773
268,500	Home Retail Group PLC	433,257
61,000	Intermediate Capital Group PLC	238,854
75,200	J. Sainsbury PLC	360,355
567,155	Kingfisher PLC	2,349,773
621,400	Legal & General Group PLC	1,094,663
390,200	Logica PLC	585,513
225,597	Marks & Spencer Group PLC	1,163,089
144,620	Marston’s PLC	224,865
66,100	Micro Focus International PLC	357,612
141,000	Mondi PLC	1,072,397
32,400	Next PLC	1,327,951
599,900	Old Mutual PLC	1,054,702
85,773	Pearson PLC	1,575,721
52,547	Reckitt Benckiser Group PLC	2,697,219
115,600	Rexam PLC	640,769
97,560	Rolls-Royce Holdings PLC*	1,098,180
6,731,640	Rolls-Royce Holdings PLC (Class C Stock)*	10,824
293,000	RSA Insurance Group PLC	523,254
50,435	SABMiller PLC	1,836,851
130,590	Standard Chartered PLC	3,047,226
492,832	Tesco PLC	3,177,489
177,400	Thomas Cook Group PLC	147,202
153,300	Tullett Prebon PLC	864,425
1,037,800	Vodafone Group PLC	2,881,641
319,800	WM Morrison Supermarkets PLC	1,550,844

		56,663,419

	United States—1.0%
37,787	Schlumberger Ltd.	2,776,211

	TOTAL COMMON STOCKS (cost $290,798,556)	279,096,281

	PREFERRED STOCKS—0.9%

	Germany
15,616	Volkswagen AG (PRFC) (cost $1,521,364)	2,719,522

	TOTAL LONG-TERM INVESTMENTS (cost $292,319,920)	281,815,803

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	91

International Equity Portfolio (continued)	Portfolio of Investments As of October 31, 2011

SHARES	DESCRIPTION	VALUE (NOTE 1)
	SHORT-TERM INVESTMENT—2.8%

	AFFILIATED MONEY MARKET MUTUAL FUND
8,014,802	Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund (cost $8,014,802)(w)	$8,014,802

	TOTAL INVESTMENTS—99.4% (cost $300,334,722; Note 5)	289,830,605
	Other assets in excess of liabilities(x)—0.6%	1,854,204

	NET ASSETS—100%	$291,684,809

The following abbreviations are used in the Portfolio descriptions:

ADR—American Depositary Receipt

CVA—Certificate Van Aandelen (Bearer)

PRFC—Preference Shares

XDUB—Dublin Stock Exchange

XLON—London Stock Exchange

EUR—Euro

*	Non-income producing security.
(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at October 31, 2011:

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation
Euro,
Expiring 11/09/11	State Street Bank	EUR	2,861	$4,100,299	$3,958,553	$141,746
Expiring 11/09/11	Citigroup Global Markets	EUR	2,194	3,151,715	3,035,707	116,008

				$7,252,014	$6,994,260	$257,754

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

92	THE TARGET PORTFOLIO TRUST

The following is a summary of the inputs used as of October 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$—	$13,880,222	$—
Austria	—	1,980,952	—
Belgium	—	1,595,386	—
Brazil	4,069,330	—	—
Canada	7,681,894	—	—
China	109,393	6,796,393	—
Denmark	—	4,305,062	—
Finland	—	1,259,273	—
France	—	23,450,383	—
Germany	—	29,296,262	—
Hong Kong	—	6,912,503	78,028
Ireland	1,628,739	638,012	—
Israel	4,262,254	1,060,254	—
Italy	—	4,949,871	—
Japan	—	47,041,957	—
Liechtenstein	382,901	—	—
Mexico	1,806,549	—	—
Netherlands	880,640	10,674,489	—
New Zealand	—	697,743	—
Norway	—	1,733,016	—
Singapore	—	759,502	—
South Korea	—	2,787,015	—
Spain	—	7,737,337	—
Sweden	—	6,394,987	—
Switzerland	—	21,396,222	—
Taiwan	—	2,147,348	—
Turkey	—	1,262,734	—
United Kingdom	—	56,663,419	—
United States	2,776,211	—	—
Preferred Stock—Germany	—	2,719,522	—
Affiliated Money Market Mutual Fund	8,014,802	—	—
Other Financial Instruments*
Forward foreign currency exchange contracts	—	257,754	—

Total	$31,612,713	$258,397,618	$78,028

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Fair Value of Level 2 investments at 10/31/10 was $0. $126,207,437 was transferred into Level 2 from Level 1 at 10/31/11 as a result of using third-party vendor modeling tools due to significant market movements between the time at which the Portfolio valued its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	93

International Equity Portfolio (continued)	Portfolio of Investments As of October 31, 2011

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of October 31, 2011 were as follows:

Commercial Banks	10.9%
Oil & Gas	10.3
Pharmaceuticals	8.8
Telecommunications	7.3
Insurance	6.8
Retail	5.0
Food	4.8
Chemicals	3.9
Automobile Manufacturers	3.4
Affiliated Money Market Mutual Fund	2.8
Diversified Financial Services	2.7
Software	1.9
Machinery & Equipment	1.9
Aerospace/Defense	1.8
Holding Companies—Diversified	1.7
Mining	1.7
Distribution/Wholesale	1.6
Entertainment & Leisure	1.6
Agriculture	1.2
Electric	1.2
Apparel	1.2
Transportation	1.1
Media	1.1
Miscellaneous Manufacturers	1.1
Healthcare—Services	1.0
Forest & Paper Products	1.0
Household Products/Wares	1.0
Auto Parts And Equipment	0.9
Iron/Steel	0.9
Computers	0.8
Engineering/Construction	0.8
Internet	0.8
Beverages	0.7
Office Equipment	0.7
Advertising	0.6
Healthcare—Products	0.6
Cosmetics & Toiletries	0.5
Semiconductors	0.5
Airlines	0.4
Commercial Services	0.4
Metal Fabricate/Hardware	0.3
Trading Companies & Distributors	0.3
Electronics	0.3
Building Materials	0.2
Containers & Packaging	0.2

See Notes to Financial Statements.

94	THE TARGET PORTFOLIO TRUST

Industry (cont’d.)
Home Furnishings	0.2%
Industrial Conglomerates	0.2
Electronic Equipment & Instruments	0.2
Textiles	0.1

99.4
Other assets in excess of liabilities	0.6

100.0%

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	95

Total Return Bond Portfolio	Portfolio of Investments As of October 31, 2011

MOODY’S RATINGS† (UNAUDITED)	PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
			LONG-TERM INVESTMENTS—112.3%

			ASSET-BACKED SECURITIES—2.4%
B3		$98	Bear Stearns Second Lien Trust, Series 2007-SV1A, Class A1, 144A 0.465%(c), 12/25/36	$93,288
Ba1		1,460	Countrywide Asset-Backed Certificates, Series 2006-15, Class A2 5.683%(c), 10/25/46	1,413,462
NR	EUR	1,256	Magnolia Funding Ltd., Series 2010-1A, Class A1, 144A 3.00%, 04/20/17	1,735,088
AAA(d)		1,553	Plymouth Rock CLO Ltd., Inc., Series 2010-1A, Class A, 144A 1.79%(c), 02/16/19	1,534,080
Aaa		4,073	SLM Student Loan Trust, Series 2008-9, Class A 1.918%(c), 04/25/23	4,168,910
Caa2		447	Structured Asset Securities Corp., Series 2005-7XS, Class 2A1A 1.745%(c), 04/25/35	343,025

			TOTAL ASSET-BACKED SECURITIES (cost $9,201,007)	9,287,853

			BANK LOAN(c)—0.1%

			Utilities
B2		559	TXU Corp., 2014 Term Loan 3.774%, 10/10/14 (cost $546,650)	418,914

			CORPORATE BONDS—29.6%

			Aerospace—0.1%
Baa2		200	Goodrich Corp., Sr. Unsec’d. Notes 6.29%, 07/01/16	234,493

			Airlines—0.1%
NR		608	UAL 1991 Equipment Trust AB, Equipment Trust(g)(i) 10.85%, 02/19/15	281,334

			Automotive Parts—0.3%
Baa2		1,100	AutoZone, Inc., Sr. Unsec’d. Notes 6.95%, 06/15/16	1,295,322

See Notes to Financial Statements.

96	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS† (UNAUDITED)	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
		CORPORATE BONDS (continued)

		Computer Services & Software—0.3%
A2	$1,200	Electronic Data Systems LLC, Sr. Unsec’d. Notes 6.00%, 08/01/13	$1,294,508

		Construction—0.4%
B1	1,600	Pulte Group, Inc., Gtd. Notes 6.25%, 02/15/13	1,616,000

		Electronic Components
Aa2	100	General Electric Co., Sr. Unsec’d. Notes 5.25%, 12/06/17	113,931

		Financial—Bank & Trust—11.9%
A2	500	American Express Bank FSB, Sr. Unsec’d. Notes 5.50%, 04/16/13	528,542
Baa1	1,200	Bank of America Corp., Sr. Unsec’d. Notes 0.661%(c), 10/14/16	973,538
Baa1	800	7.625%, 06/01/19	869,305
Baa1	300	Sr. Unsec’d. Notes, MTN 5.65%, 05/01/18	300,402
Baa1	5,700	Barclays Bank PLC, Sub. Notes, 144A (United Kingdom) 6.05%, 12/04/17	5,470,256
B2	1,900	CIT Group, Inc., Sec’d. Notes, 144A 5.25%, 04/01/14	1,890,500
A3	6,300	Citigroup, Inc., Sr. Unsec’d. Notes 5.50%, 04/11/13	6,536,830
Aaa	4,200	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Gtd. Notes (Netherlands) 4.50%, 01/11/21	4,605,246
Aaa	3,000	DnB NOR Boligkreditt, Covered Bonds, 144A (Norway) 2.90%, 03/29/16	3,117,633
A1	2,600	Export-Import Bank of Korea, Sr. Unsec’d. Notes (South Korea) 8.125%, 01/21/14	2,888,733
A1	300	Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes 6.15%, 04/01/18	320,318
A1	1,100	6.25%, 09/01/17	1,189,443

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	97

Total Return Bond Portfolio (continued)	Portfolio of Investments As of October 31, 2011

MOODY’S RATINGS† (UNAUDITED)	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
		CORPORATE BONDS (continued)

		Financial—Bank & Trust (continued)
A1	$400	Sr. Unsec’d. Notes, MTN 0.816%(c), 07/22/15	$357,378
A1	1,900	HSBC Bank USA NA, Sub. Notes 4.875%, 08/24/20	1,853,389
Aa3	400	JPMorgan Chase & Co., Sr. Unsec’d. Notes 4.25%, 10/15/20	398,078
NR	3,500	Lehman Brothers Holdings, Inc.,(i) Sr. Unsec’d. Notes, MTN 5.625%, 01/24/13	896,875
NR	900	6.875%, 05/02/18	231,750
A1	3,000	Lloyds TSB Bank PLC, (United Kingdom) Bank Gtd. Notes, 144A, MTN 4.375%, 01/12/15	3,008,253
Ba1	3,100	Jr. Sub. Notes, 144A 12.00%(c), 12/16/24	2,829,122
A2	5,100	Royal Bank of Scotland PLC (The), Gtd. Notes (United Kingdom) 5.625%, 08/24/20	5,188,087
Aa3	2,100	UBS AG, Sr. Unsec’d. Notes, MTN (Switzerland) 1.403%(c), 02/23/12	2,105,187

			45,558,865

		Financial Services—7.4%
B1	3,600	Ally Financial, Inc., Gtd. Notes 8.00%, 03/15/20	3,708,000
B1	100	Sr. Unsec’d. Notes 8.00%, 11/01/31	100,187
Aa3	700	ANZ National International Ltd., Bank Gtd. Notes, 144A (New Zealand) 6.20%, 07/19/13	749,041
A3	400	CitiFinancial, Inc., Sr. Unsec’d. Notes 6.625%, 06/01/15	429,696
Ba1	2,000	Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes 5.625%, 09/15/15	2,116,970
Ba1	1,100	7.00%, 10/01/13	1,182,964

See Notes to Financial Statements.

98	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS† (UNAUDITED)	PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
			CORPORATE BONDS (continued)

			Financial Services (continued)
Aa2		$1,700	General Electric Capital Corp., Sr. Unsec’d. Notes, MTN 0.651%(c), 06/20/14	$1,666,976
Aa3	GBP	300	Sub. Notes, 144A 6.50%(c), 09/15/67	434,132
Ba3		1,900	International Lease Finance Corp., Sr. Sec’d. Notes, 144A 7.125%, 09/01/18	1,961,750
Baa1		800	Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN 5.571%, 10/04/12	818,466
A2	EUR	1,200	6.75%, 05/21/13	1,682,433
A2		3,500	Morgan Stanley, Sr. Unsec’d. Notes 1.408%(c), 04/29/13	3,388,326
A2		1,800	Sr. Unsec’d. Notes, MTN 5.75%, 10/18/16	1,845,893
A2		3,200	6.625%, 04/01/18	3,335,123
Baa1		4,200	Pearson Dollar Finance PLC, Gtd. Notes, 144A (United Kingdom) 5.70%, 06/01/14	4,610,831
B3		100	Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN 5.40%, 12/01/15	78,000

				28,108,788

			Insurance—1.3%
Baa1		2,300	American International Group, Inc., Sr. Unsec’d. Notes 8.25%, 08/15/18	2,587,997
Baa1	EUR	600	Sr. Unsec’d. Notes, MTN 1.753%(c), 07/19/13	773,720
Baa1		1,400	5.85%, 01/16/18	1,408,890

				4,770,607

			Metals & Mining—0.9%
BBB-(d)		3,600	Gerdau Trade, Inc., Gtd. Notes, 144A (British Virgin Islands) 5.75%, 01/30/21	3,555,000

			Oil, Gas & Consumable Fuels—0.4%
Baa2		1,300	Suncor Energy, Inc., Sr. Unsec’d. Notes (Canada) 6.85%, 06/01/39	1,659,749

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	99

Total Return Bond Portfolio (continued)	Portfolio of Investments As of October 31, 2011

MOODY’S RATINGS† (UNAUDITED)	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
		CORPORATE BONDS (continued)

		Paper & Forest Products—1.0%
Baa3	$3,600	International Paper Co., Sr. Unsec’d. Notes 5.25%, 04/01/16	$3,879,745

		Pharmaceuticals—0.7%
Baa3	1,200	Cardinal Health, Inc., Sr. Unsec’d. Notes 6.00%, 06/15/17	1,384,094
B1	1,275	Valeant Pharmaceuticals International, Gtd. Notes, 144A 6.75%, 08/15/21	1,230,375

			2,614,469

		Pipelines—0.1%
Ba3	300	El Paso Corp., Sr. Unsec’d. Notes, MTN 7.80%, 08/01/31	343,500

		Printing & Publishing—0.2%
Ba1	614	RR Donnelley & Sons Co., Sr. Unsec’d. Notes 6.125%, 01/15/17	583,300

		Real Estate Investment Trust—1.0%
Baa3	3,700	Goodman Funding Pty Ltd., Gtd. Notes, 144A (Australia) 6.375%, 11/12/20	3,737,799

		Retail & Merchandising—0.5%
Ba2	1,900	Limited Brands, Inc., Sr. Unsec’d. Notes 6.90%, 07/15/17	2,028,250

		Telecommunications—1.4%
Baa3	1,600	Embarq Corp., Sr. Unsec’d. Notes 6.738%, 06/01/13	1,684,800
Baa3	1,000	7.082%, 06/01/16	1,083,773
Baa3	1,500	Qwest Corp., Sr. Unsec’d. Notes 7.625%, 06/15/15	1,665,000
B2	1,000	Sprint Capital Corp., Gtd. Notes 8.375%, 03/15/12	1,010,000

			5,443,573

See Notes to Financial Statements.

100	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS† (UNAUDITED)	PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
			CORPORATE BONDS (continued)

			Tobacco—0.4%
Baa1		$400	Altria Group, Inc., Gtd. Notes 9.70%, 11/10/18	$537,608
Baa3		750	Reynolds American, Inc., Gtd. Notes 7.625%, 06/01/16	893,422

				1,431,030

			Transportation—0.5%
Baa3		1,600	CSX Corp., Sr. Unsec’d. Notes 6.25%, 03/15/18	1,908,981

			Utilities—0.7%
Baa1		2,500	Ameren Illinois Co., Sr. Sec’d. Notes 6.25%, 04/01/18	2,853,950

			TOTAL CORPORATE BONDS (cost $112,795,523)	113,313,194

			FOREIGN GOVERNMENT BONDS—13.2%
Aaa	AUD	7,000	Australia Government, Sr. Unsec’d. Notes (Australia) 4.75%, 06/15/16	7,592,690
Aaa	AUD	5,300	5.25%, 03/15/19	5,905,038
Aaa	AUD	3,900	5.50%, 12/15/13	4,243,571
Aaa	AUD	5,400	5.50%, 01/21/18	6,076,096
Aaa	AUD	2,800	5.75%, 07/15/22	3,235,082
Aaa	AUD	2,100	6.00%, 02/15/17	2,410,399
Aaa	CAD	8,000	Canadian Government, Bonds (Canada) 1.50%, 03/01/12	8,041,655
Aaa	CAD	5,000	2.25%, 08/01/14	5,160,171
Aaa	CAD	1,300	3.25%, 06/01/21	1,406,882
Baa3	BRL	2,200	Republic of Brazil, Sr. Unsec’d. Notes (Brazil) 12.50%, 01/05/22	1,592,160
Aaa	GBP	900	United Kingdom Gilt, Bonds (United Kingdom) 4.25%, 03/07/36	1,666,924
Aaa	GBP	800	4.25%, 09/07/39	1,484,051
Aaa	GBP	800	4.25%, 12/07/40	1,484,283

			TOTAL FOREIGN GOVERNMENT BONDS (cost $47,536,538)	50,299,002

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	101

Total Return Bond Portfolio (continued)	Portfolio of Investments As of October 31, 2011

MOODY’S RATINGS† (UNAUDITED)	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
		MUNICIPAL BONDS—5.4%

		California—0.2%
Aa1	$600	East Bay Municipal Utility District Water System, Revenue Bonds 5.874%, 06/01/40	$724,122

		Illinois—1.7%
Aa3	700	Chicago Transit Authority, Series A, Revenue Bonds 6.899%, 12/01/40	812,308
Aa3	800	Chicago Transit Authority, Series B, Revenue Bonds 6.899%, 12/01/40	928,352
A1	4,700	State of Illinois, General Obligation Unlimited 2.766%, 01/01/12	4,715,416

			6,456,076

		Kentucky—1.1%
Aa3	800	Kentucky State Property & Building Commission, Revenue Bonds 4.303%, 11/01/19	870,432
Aa3	1,000	4.403%, 11/01/20	1,081,810
Aa3	1,900	5.373%, 11/01/25	2,099,899

			4,052,141

		New York—2.4%
Aa1	1,400	New York City Transitional Finance Authority, Revenue Bonds 4.725%, 11/01/23	1,538,040
Aa1	1,100	4.905%, 11/01/24	1,229,778
Aa1	1,100	5.075%, 11/01/25	1,214,620
Aa2	1,500	New York City Trust For Cultural Resources, Revenue Bonds 5.125%, 07/01/31	1,532,160
Aaa	3,800	New York Liberty Development Corp., Revenue Bonds 0.33%, 12/01/49	3,800,000

			9,314,598

		TOTAL MUNICIPAL BONDS (cost $19,348,518)	20,546,937

See Notes to Financial Statements.

102	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS† (UNAUDITED)	PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
			RESIDENTIAL MORTGAGE-BACKED SECURITIES—3.1%
Ca		$1,009	American Home Mortgage Assets, Series 2006-1, Class 2A1 0.435%(c), 05/25/46	$499,103
AAA(d)		1	American Housing Trust, Series I, Class 5 8.625%, 08/25/18	1,029
Aaa		23	Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A1 5.68%(c), 02/25/33	21,431
Caa2		1,078	Series 2005-4, Class 3A1 5.196%(c), 08/25/35	841,361
CCC(d)		984	Series 2007-3, Class 1A1 5.182%(c), 05/25/47	612,037
Caa1		278	Bear Stearns Alt-A Trust, Series 2005-4, Class 23A2 2.587%(c), 05/25/35	216,263
B3		349	Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2 2.45%(c), 08/25/35	285,507
D(d)		950	Series 2007-10, Class 22AA 5.489%(c), 09/25/37	546,909
Ca		1,118	Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A 0.455%(c), 07/20/46	407,818
Ca		1,173	Series 2006-OA17, Class 1A1A 0.44%(c), 12/20/46	563,806
Aaa		506	FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1 1.639%(c), 07/25/44	507,563
B(d)		1,153	Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1 2.80%(c), 10/25/33	924,318
BB(d)		3	Indymac Adjustable Rate Mortgage Trust, Series 2001-H2, Class A1 1.717%(c), 01/25/32	2,342
B2		262	Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A 0.455%(c), 02/25/36	171,906
Aaa		1,300	Permanent Master Issuer PLC, (United Kingdom) Series 2011-1A, Class 1A1, 144A 1.803%(c), 07/15/42	1,292,074
Aaa	EUR	2,500	Series 2011-1A, Class 1A3, 144A 2.872%(c), 07/15/42	3,448,578
BB(d)		17	Residential Funding Mortgage Securities I, Series 2003-S9, Class A1 6.50%, 03/25/32	17,907

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	103

Total Return Bond Portfolio (continued)	Portfolio of Investments As of October 31, 2011

MOODY’S RATINGS† (UNAUDITED)	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
		RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Caa3	$889	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA2, Class 1A 0.93%(c), 03/25/47	$511,339
CCC(d)	1,092	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A1 2.718%(c), 03/25/36	883,555

		TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $13,008,673)	11,754,846

		U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS—44.0%
	22	Federal Home Loan Mortgage Corp. 2.516%(c), 01/01/24	22,995
	16	2.521%(c), 09/01/35	16,702
	16	5.50%, 06/01/31	16,934
	20	7.50%, 09/01/16-07/01/17	21,737
	68	Federal National Mortgage Assoc. 1.889%(c), 01/01/20	70,549
	142	2.141%(c), 12/01/34	147,710
	9,878	3.50%, 09/01/25-10/01/41	10,185,787
	39,000	3.50%, TBA	40,517,342
	12,000	3.50%, TBA	12,195,000
	54	3.661%(c), 05/01/36	54,575
	77,630	4.00%, 05/01/13-08/01/41	81,230,558
	9,372	4.50%, 01/01/25-07/01/41	9,934,075
	13,000	4.50%, TBA	13,745,469
	7	5.50%, 07/01/32	7,160
	68	Government National Mortgage Assoc. 2.125%, 10/20/26-11/20/29	70,944
	66	2.375%, 02/20/17-02/20/26	68,133
	45	2.625%, 07/20/22-07/20/27	47,383
	40	8.50%, 06/15/30-08/20/30	48,048

		TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $165,578,771)	168,401,101

		U.S. TREASURY OBLIGATIONS—14.5%
	4,900	U.S. Treasury Bonds 3.75%, 08/15/41	5,414,500
	2,400	3.875%, 08/15/40	2,707,126
	4,700	4.375%, 02/15/38-05/15/41	5,762,750
	4,200	7.50%, 11/15/24	6,516,560
	1,700	7.625%, 11/15/22	2,584,530
	3,800	U.S. Treasury Inflationary Indexed Bonds, TIPS 1.125%, 01/15/21(h)(k)	4,326,977
	1,800	2.125%, 02/15/41	2,459,626

See Notes to Financial Statements.

104	THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)#	DESCRIPTION		VALUE (NOTE 1)
	U.S. TREASURY OBLIGATIONS (continued)
$100	U.S. Treasury Notes 1.875%, 08/31/17		$103,344
1,200	2.125%, 08/15/21		1,194,756
3,400	2.25%, 07/31/18		3,555,125
200	2.50%, 04/30/15		213,484
1,100	2.625%, 08/15/20		1,157,320
6,600	2.875%, 03/31/18(h)(k)		7,185,750
11,200	3.125%, 05/15/21(h)(k)		12,175,632

	TOTAL U.S. TREASURY OBLIGATIONS (cost $51,397,369)		55,357,480

	TOTAL LONG-TERM INVESTMENTS (cost $419,413,049)		429,379,327

	SHORT-TERM INVESTMENTS—5.1%

	U.S. TREASURY OBLIGATIONS(n)—2.8%
	U S Treasury Bills
280	0.03%, 03/22/12		279,961
3,700	0.035%, 03/29/12(h)		3,699,434
3,800	0.065%, 04/19/12(h)		3,799,157
2,700	0.143%, 05/03/12		2,699,253
260	0.26%, 03/08/12		259,977

	TOTAL U.S. TREASURY OBLIGATIONS (cost $10,737,399)		10,737,782

	REPURCHASE AGREEMENT(m)—2.1%
8,200	JPMorgan Securities LLC, 0.12%, dated 10/31/11, due 11/01/11 in the amount of $8,200,027 (cost $8,200,000)		8,200,000

SHARES
	AFFILIATED MONEY MARKET MUTUAL FUND—0.2%
715,090	Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund; Note 3 (cost $715,090)(w)		715,090

	TOTAL SHORT-TERM INVESTMENTS (cost $19,652,489)		19,652,872

	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT—117.4% (cost $439,065,538; Note 5)		449,032,199

NOTIONAL AMOUNTS (000)#	OPTIONS WRITTEN—(0.1%)	COUNTERPARTY

	Call Option—(0.1%)
25,500	Option on forward 2 year swap rate, expiring 11/14/11, Strike Price $—(q)	Morgan Stanley	(299,508)

	Put Options
10,300	5 Year CDX North America IG 16, expiring 12/21/11, Strike Price $1.20	Morgan Stanley	(48,997)

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	105

Total Return Bond Portfolio (continued)	Portfolio of Investments As of October 31, 2011

NOTIONAL AMOUNTS (000)#	DESCRIPTION	COUNTERPARTY	VALUE (NOTE 1)
	OPTIONS WRITTEN (continued)

	Put Options (continued)
$3,500	Interest Rate Swap Options, Pay a fixed rate of 2.75% and receive a floating rate based on 3-month LIBOR, expiring 06/18/12	Deutsche Bank	$(1,498)
1,200	Pay a fixed rate of 3.00% and receive a floating rate based on 3-month LIBOR, expiring 06/18/12	Barclays Capital Group	(366)
600	Pay a fixed rate of 3.00% and receive a floating rate based on 3-month LIBOR, expiring 06/18/12	Deutsche Bank	(183)
200	Pay a fixed rate of 10.00% and receive a floating rate based on 3-month LIBOR, expiring 07/10/12	Barclays Capital Group	—
100	Pay a fixed rate of 10.00% and receive a floating rate based on 3-month LIBOR, expiring 07/10/12	Credit Suisse First Boston Corp.	—
4,700	Pay a fixed rate of 10.00% and receive a floating rate based on 3-month LIBOR, expiring 07/10/12	Morgan Stanley	(1)
1,200	Pay a fixed rate of 2.25% and receive a floating rate based on 3-month LIBOR, expiring 09/24/12	Citigroup Global Markets	(904)

			(51,949)

	TOTAL OPTIONS WRITTEN (premiums received $416,073)		(351,457)

PRINCIPAL AMOUNT (000)#	SECURITIES SOLD SHORT—(6.3%)

	U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
9,000	Federal National Mortgage Assoc. 4.00%, TBA		(9,354,375)
7,000	4.00%, TBA		(7,355,468)
7,000	5.50%, TBA		(7,592,813)

	TOTAL SECURITIES SOLD SHORT (proceeds $24,256,875)		(24,302,656)

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT—111.0% (cost $414,392,590; Note 5)		424,378,086
	Liabilities in excess of other assets(x)—(11.0%)		(41,943,061)

	NET ASSETS—100%		$382,435,025

See Notes to Financial Statements.

106	THE TARGET PORTFOLIO TRUST

The following abbreviations are used in the Portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CDX—Credit Derivative Index

CLO—Collateralized Loan Obligation

FHLMC—Federal Home Loan Mortgage Corp.

FSB—Federal Saving Bank

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

NR—Not Rated by Moodys or Standard & Poor’s

SLM—Student Loan Mortgage

TBA—To Be Announced

TIPS—Treasury Inflation Protected Securities

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CNY—Chinese Yuan

EUR—Euro

GBP—British Pound

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

SGD—Singapore Dollar

TWD—New Taiwanese Dollar

*	Non-income producing security.
#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.
†	The ratings reflected are as of October 31, 2011. Ratings of certain bonds may have changed subsequent to that date.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2011.
(d)	Standard & Poor’s rating.
(g)	Indicates a security or securities that have been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(m)	Repurchase agreement is collateralized by $8,376,125 Federal National Mortgage Assoc., 0.87%, maturity date 9/12/2014; the value of collateral plus interest was $8,386,031.
(n)	Rates shown are the effective yields at purchase date.
(q)	Exercise price and final cost determined on a future date, based upon the implied volatility.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	107

Total Return Bond Portfolio (continued)	Portfolio of Investments As of October 31, 2011

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at October 31, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at October 31, 2011	Unrealized Appreciation (Depreciation)
Long Positions:
123	90 Day Euro Dollar	Dec. 2011	$30,590,063	$30,594,713	$4,650
6	90 Day Euro Dollar	Mar. 2014	1,454,550	1,484,700	30,150
47	2 Year Euro-Schatz	Dec. 2011	7,148,527	7,133,894	(14,633)
14	5 Year Euro-Bobl	Dec. 2011	2,366,265	2,369,946	3,681

					23,848

Short Positions:
112	5 Year U.S. Treasury Notes	Dec. 2011	13,772,531	13,732,250	40,281
29	10 Year U.S. Treasury Notes	Dec. 2011	3,717,125	3,742,812	(25,687)

					14,594

					$38,442

Forward foreign currency exchange contracts outstanding at October 31, 2011:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Brazilian Real,
Expiring 11/03/11	Hong Kong & Shanghai Bank	BRL	4,215	$2,221,922	$2,453,119	$231,197
Chinese Yuan,
Expiring 11/04/11	Deutsche Bank	CNY	2,943	461,000	463,185	2,185
Expiring 11/15/11	Deutsche Bank	CNY	2,589	391,000	407,437	16,437
Expiring 02/13/12	Barclays Capital Group	CNY	7,579	1,178,220	1,193,866	15,646
Expiring 02/13/12	Barclays Capital Group	CNY	3,197	495,753	503,508	7,755
Expiring 02/13/12	Citigroup Global Markets	CNY	6,222	968,274	980,065	11,791
Expiring 02/13/12	Citigroup Global Markets	CNY	4,379	680,286	689,802	9,516
Expiring 02/13/12	Citigroup Global Markets	CNY	3,046	472,412	479,727	7,315
Expiring 02/13/12	Deutsche Bank	CNY	3,029	470,186	477,171	6,985
Expiring 02/13/12	Deutsche Bank	CNY	2,916	452,501	459,258	6,757
Expiring 02/13/12	Deutsche Bank	CNY	1,677	258,269	264,099	5,830
Expiring 02/13/12	Hong Kong & Shanghai Bank	CNY	1,914	300,000	301,479	1,479
Expiring 02/13/12	JPMorgan Chase	CNY	3,824	600,000	602,297	2,297
Expiring 02/13/12	JPMorgan Chase	CNY	3,823	600,000	602,203	2,203
Expiring 02/13/12	JPMorgan Chase	CNY	3,823	600,000	602,156	2,156
Expiring 02/13/12	JPMorgan Chase	CNY	3,691	574,000	581,442	7,442
Expiring 02/13/12	JPMorgan Chase	CNY	3,084	478,654	485,802	7,148
Expiring 02/13/12	UBS Securities	CNY	2,435	378,083	383,491	5,408
Expiring 06/01/12	BNP Paribas	CNY	2,943	463,067	464,457	1,390
Expiring 06/01/12	JPMorgan Chase	CNY	4,885	763,000	770,829	7,829
Expiring 06/01/12	JPMorgan Chase	CNY	2,445	382,000	385,829	3,829
Expiring 02/01/13	Deutsche Bank	CNY	4,875	770,188	769,959	(229)
Expiring 02/01/13	Deutsche Bank	CNY	2,851	453,022	450,311	(2,711)
Expiring 02/01/13	Goldman Sachs & Co.	CNY	3,971	633,000	627,212	(5,788)
Expiring 02/01/13	JPMorgan Chase	CNY	2,986	475,494	471,597	(3,897)

See Notes to Financial Statements.

108	THE TARGET PORTFOLIO TRUST

Forward foreign currency exchange contracts outstanding at October 31, 2011 (continued):

Purchase Contracts (continued)	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Expiring 08/05/13	Deutsche Bank	CNY	1,000	$159,643	$157,478	$(2,165)
Expiring 08/05/13	UBS Securities	CNY	2,887	457,175	454,647	(2,528)
Euro,
Expiring 01/17/12	Deutsche Bank	EUR	619	858,250	856,060	(2,190)
Indian Rupee,
Expiring 07/12/12	JPMorgan Chase	INR	133,539	2,873,046	2,666,517	(206,529)
Malaysian Ringgit,
Expiring 11/10/11	Citigroup Global Markets	MYR	17	5,612	5,627	15
Mexican Peso,
Expiring 11/18/11	Morgan Stanley	MXN	42,249	3,601,675	3,164,587	(437,088)
Expiring 03/15/12	Hong Kong & Shanghai Bank	MXN	42,249	3,114,202	3,130,785	16,583
New Taiwanese Dollar,
Expiring 01/11/12	Barclays Capital Group	TWD	80,103	2,794,924	2,682,127	(112,797)
Norwegian Krone,
Expiring 12/09/11	Citigroup Global Markets	NOK	9,509	1,609,450	1,704,072	94,622
South Korean Won,
Expiring 11/14/11	JPMorgan Chase	KRW	3,996,508	3,751,181	3,602,513	(148,668)

				$34,745,489	$34,294,714	$(450,775)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 12/01/11	Barclays Capital Group	AUD	3,918	$4,010,206	$4,113,597	$(103,391)
Expiring 12/01/11	Goldman Sachs & Co.	AUD	29,236	29,607,005	30,695,543	(1,088,538)
Brazilian Real,
Expiring 11/03/11	Citigroup Global Markets	BRL	359	222,000	208,703	13,297
Expiring 11/03/11	Credit Suisse First Boston Corp.	BRL	87	54,000	50,772	3,228
Expiring 11/03/11	Hong Kong & Shanghai Bank	BRL	2,541	1,576,148	1,478,899	97,249
Expiring 11/03/11	Hong Kong & Shanghai Bank	BRL	325	201,000	189,160	11,840
Expiring 11/03/11	Hong Kong & Shanghai Bank	BRL	325	201,000	188,867	12,133
Expiring 11/03/11	Hong Kong & Shanghai Bank	BRL	251	155,000	145,960	9,040
Expiring 11/03/11	UBS Securities	BRL	328	203,000	190,759	12,241
Expiring 01/04/12	Hong Kong & Shanghai Bank	BRL	4,215	2,198,970	2,418,444	(219,474)
British Pound,
Expiring 12/08/11	Barclays Capital Group	GBP	1,969	3,142,800	3,164,696	(21,896)
Expiring 12/08/11	JPMorgan Chase	GBP	2,709	4,220,378	4,354,069	(133,691)
Canadian Dollar,
Expiring 11/17/11	Citigroup Global Markets	CAD	2,086	2,072,919	2,091,999	(19,080)
Expiring 11/17/11	Deutsche Bank	CAD	6,065	6,105,922	6,082,442	23,480
Expiring 11/17/11	Royal Bank of Canada	CAD	6,065	6,127,538	6,082,442	45,096
Expiring 11/17/11	Royal Bank of Canada	CAD	1,401	1,378,415	1,405,029	(26,614)
Expiring 11/17/11	UBS Securities	CAD	892	881,397	894,565	(13,168)
Chinese Yuan,
Expiring 11/04/11	BNP Paribas	CNY	2,943	464,639	463,185	1,454
Euro,
Expiring 01/17/12	JPMorgan Chase	EUR	6,850	9,313,774	9,473,364	(159,590)
Japanese Yen,
Expiring 01/13/12	Citigroup Global Markets	JPY	102,979	1,341,316	1,319,178	22,138

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	109

Total Return Bond Portfolio (continued)	Portfolio of Investments As of October 31, 2011

Forward foreign currency exchange contracts outstanding at October 31, 2011 (continued):

Sale Contracts (continued)	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Malaysian Ringgit,
Expiring 11/10/11	Barclays Capital Group	MYR	17	$5,836	$5,620	$216
Expiring 04/13/12	Citigroup Global Markets	MYR	17	5,574	5,568	6
Mexican Peso,
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	42,249	3,145,901	3,164,586	(18,685)
Singapore Dollar,
Expiring 12/09/11	Deutsche Bank	SGD	8	6,323	6,091	232

				$76,641,061	$78,193,538	$(1,552,477)

(1)	Cash of $14,000 has been segregated to cover requirements for open forward foreign currency exchange contracts at October 31, 2011.

Interest rate swap agreements outstanding at October 31, 2011:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements:
AUD	1,900	12/15/17	5.50%	6 month Australian Bank Bill rate(1)	$72,815	$(8,044)	$80,859	Barclays Bank PLC
AUD	1,200	12/15/17	5.50%	6 month Australian Bank Bill rate(1)	45,988	(4,520)	50,508	Deutsche Bank
BRL	11,700	01/02/13	12.51%	Brazilian interbank overnight lending rate(1)	177,932	(7,479)	185,411	UBS AG
BRL	9,300	01/02/13	11.91%	Brazilian interbank overnight lending rate(1)	116,529	19,409	97,120	Barclays Bank PLC
BRL	800	01/02/13	12.59%	Brazilian interbank overnight lending rate(1)	13,921	469	13,452	Morgan Stanley & Co.
BRL	700	01/02/13	11.93%	Brazilian interbank overnight lending rate(1)	8,922	(793)	9,715	Goldman Sachs & Co.
BRL	19,600	01/02/14	11.86%	Brazilian interbank overnight lending rate(1)	378,268	10,846	367,422	Merrill Lynch & Co.
BRL	11,200	01/02/14	11.96%	Brazilian interbank overnight lending rate(1)	241,407	(3,609)	245,016	Goldman Sachs & Co.
BRL	8,700	01/02/14	11.99%	Brazilian interbank overnight lending rate(1)	191,180	1,571	189,609	Barclays Bank PLC
BRL	7,500	01/02/14	12.51%	Brazilian interbank overnight lending rate(1)	193,345	6,633	186,712	Barclays Bank PLC
EUR	6,300	03/21/17	2.00%	6 month Euribor(1)	(28,223)	(41,374)	13,151	Barclays Bank PLC
EUR	6,300	03/21/17	2.00%	6 month Euribor(1)	(28,223)	(41,887)	13,664	Morgan Stanley & Co.
MXN	37,200	03/05/13	6.50%	28 day Mexican interbank rate(1)	47,698	(983)	48,681	Morgan Stanley & Co.
	Exchange-traded swap agreements:
	$5,600	10/13/16	1.80%	3 month LIBOR(1)	(143,420)	(107,841)	(35,579)	—
	7,100	12/21/21	3.25%	3 month LIBOR(1)	(574,140)	(566,947)	(7,193)	—

					$713,999	$(744,549)	$1,458,548

(1)	Porfolio pays the floating rate and receives the fixed rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

See Notes to Financial Statements.

110	THE TARGET PORTFOLIO TRUST

Credit default swap agreements outstanding at October 31, 2011:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(2):
Dow Jones CDX IG16 5Y Index	06/20/16	1.00%	7,700	$(43,773)	$(87,837)	$44,064	Barclays Bank PLC

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues, asset-backed securities and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(3)#	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps—Buy Protection(1):
AutoZone, Inc.	06/20/16	0.72%	$1,100	$(6,793)	$—	$(6,793)	Deutsche Bank
Cardinal Health, Inc.	06/20/17	0.56%	1,200	6,292	—	6,292	UBS AG
CitiFinancial	06/20/15	0.15%	400	26,597	—	26,597	Barclays Bank PLC
CSX Corp.	03/20/18	1.65%	1,600	(85,345)	—	(85,345)	Goldman Sachs & Co.
Donnelley (R.R.) & Sons	03/20/17	0.80%	600	137,019	—	137,019	Bank of America, N.A.
Dow Jones CDX HY15 5Y Index	12/20/15	5.00%	4,500	42,738	(135,524)	178,262	Citigroup
Dow Jones CDX HY7 Index	12/20/11	0.00%	363	40,383	3,615	36,768	Merrill Lynch & Co.
Embarq Corp.	03/20/14	1.25%	700	(784)	—	(784)	Deutsche Bank
Embarq Corp.	03/20/14	1.27%	600	(968)	—	(968)	Deutsche Bank
Embarq Corp.	03/20/14	1.43%	600	(3,265)	—	(3,265)	Deutsche Bank
Embarq Corp.	03/20/14	1.30%	200	(471)	—	(471)	Morgan Stanley & Co.
Goodrich Corp.	09/20/16	0.51%	200	(2,153)	—	(2,153)	Deutsche Bank
Limited Brands, Inc.	09/20/17	2.29%	1,900	(3,043)	—	(3,043)	Bank of America, N.A.
Pearson Dollar	06/20/14	0.76%	4,200	(37,665)	—	(37,665)	Morgan Stanley & Co.
Sprint Capital Corp.	03/20/12	0.55%	1,000	20,599	—	20,599	JPMorgan Chase
Target Corp.	06/20/12	0.11%	300	(5)	—	(5)	Morgan Stanley & Co.
Exchange-traded credit default swaps—Buy Protection(1):
Dow Jones CDX IG09 10Y Index	12/20/17	0.80%	4,646	172,118	206,968	(34,850)	—
Dow Jones CDX IG10 10Y Index	06/20/18	1.50%	17,327	(44,022)	156,197	(200,219)	—
Dow Jones CDX IG14 5Y Index	06/20/15	1.00%	9,400	(5,039)	37,526	(42,565)	—
Dow Jones CDX IG15 5Y Index	12/20/15	1.00%	1,300	2,631	9,023	(6,392)	—

				$258,824	$277,805	$(18,981)

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	111

Total Return Bond Portfolio (continued)	Portfolio of Investments As of October 31, 2011

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$9,287,853	$—
Bank Loan	—	418,914	—
Corporate Bonds	—	113,313,194	—
Foreign Government Bonds	—	50,299,002	—
Municipal Bonds	—	20,546,937	—
Residential Mortgage-Backed Securities	—	11,754,846	—
U.S. Government Mortgage-Backed Obligations	—	168,401,101	—
U.S. Treasury Obligations	—	66,095,262	—
Repurchase Agreements	—	8,200,000	—
Affiliated Money Market Fund	715,090	—	—
Options Written	—	(51,949)	(299,508)
Securities Sold Short—U.S. Government Mortgage-Backed Obligations	—	(24,302,656)	—

See Notes to Financial Statements.

112	THE TARGET PORTFOLIO TRUST

	Level 1	Level 2	Level 3
Other Financial Instruments*
Futures	$38,442	$—	$—
Forward foreign currency exchange contracts	—	(2,003,252)	—
Interest rate swap agreements	(42,772)	1,501,320	—
Credit default swap agreements	(284,026)	309,109	—

Total	$426,734	$423,769,681	$(299,508)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2011 were as follows:

U.S. Government Mortgage-Backed Obligations	44.0%
U.S. Treasury Obligations	17.3
Foreign Government Bonds	13.2
Financial—Bank & Trust	11.9
Financial Services	7.4
Municipal Bonds	5.4
Residential Mortgage-Backed Securities	3.1
Asset-Backed Securities	2.4
Repurchase Agreements	2.1
Telecommunications	1.4
Insurance	1.3
Paper & Forest Products	1.0
Real Estate Investment Trusts	1.0
Metals & Mining	0.9
Utilities	0.7
Pharmaceuticals	0.7
Retail & Merchandising	0.5
Transportation	0.5
Oil, Gas & Consumable Fuels	0.4
Construction	0.4
Tobacco	0.4
Automotive Parts	0.3
Computer Services & Software	0.3
Affiliated Money Market Mutual Fund	0.2
Printing & Publishing	0.2
Bank Loans	0.1
Pipelines	0.1
Airlines	0.1
Aerospace	0.1

117.4
Options Written and Securities Sold Short	(6.4)
Liabilities in excess of other assets	(11.0)

100.0%

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	113

Intermediate-Term Bond Portfolio	Portfolio of Investments As of October 31, 2011

MOODY’S RATINGS† (UNAUDITED)	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
		LONG-TERM INVESTMENTS—102.4%

		ASSET-BACKED SECURITIES—1.6%
Aaa	$496	AMMC CDO, Series 2006-6A, Class A1A, 144A (Cayman Islands) 0.537%(c), 05/03/18	$463,798
Aaa	380	Ford Credit Auto Owner Trust, Series 2009-A, Class A3B 2.743%(c), 05/15/13	381,136
B3	321	Securitized Asset Backed Receivables LLC Trust, Series 2007-BR5, Class A2A 0.375%(c), 05/25/37	188,312
Aaa	1,810	SLM Student Loan Trust, Series 2008-9, Class A 1.918%(c), 04/25/23	1,852,848

		TOTAL ASSET-BACKED SECURITIES (cost $2,983,378)	2,886,094

		BANK LOANS(c)—0.9%

		Diversified Financial Services—0.7%
B2	800	AGFS Funding Co., Initial Loan 5.50%, 05/28/17	731,666
Ba3	500	International Lease Finance, Term B2 7.00%, 03/17/16	501,875

			1,233,541

		Healthcare—Services—0.2%
Ba3	500	HCA, Inc., Tranche Term B-1 2.619%, 11/14/13	492,500

		TOTAL BANK LOANS (cost $1,785,804)	1,726,041

		COMMERCIAL MORTGAGE-BACKED SECURITIES—2.5%
NR	1,132	Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN, 144A 1.993%(c), 11/15/15	1,030,610
Aaa	1,079	Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1, 144A 3.156%, 07/10/46	1,101,332
NR	600	Credit Suisse Mortgage Capital Certificates, Series 2010-RR1, Class 2A, 144A 5.695%(c), 09/15/40	669,046
NR	600	Series 2010-RR1, Class 3A, 144A 5.624%(c), 06/10/49	666,134
NR	700	Series 2010-RR7, Class 2A, 144A 5.467%(c), 09/18/39	767,626

See Notes to Financial Statements.

114	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS† (UNAUDITED)	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
		COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Aaa	$400	Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1, 144A 0.781%(c), 07/09/21	$373,924

		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $4,381,449)	4,608,672

		CORPORATE BONDS—66.9%

		Airlines—0.9%
Baa2	377	Delta Air Lines, Inc., Pass-Through Certificates 6.20%, 01/02/20	396,172
BBB(d)	750	Southwest Airlines Co., First Mortgage, 144A 10.50%, 12/15/11	757,448
NR	912	United Airlines, Inc., Equipment Trust(g)(i) 10.85%, 02/19/15	422,001

			1,575,621

		Auto Manufacturers—1.3%
A3	2,300	Volkswagen International Finance NV, Gtd. Notes, 144A (Netherlands) 1.625%, 08/12/13	2,306,527

		Building & Construction—2.3%
B2	4,800	KB Home, Gtd. Notes 5.875%, 01/15/15	4,248,000

		Chemicals—1.1%
Baa3	1,200	Dow Chemical Co. (The), Sr. Unsec’d. Notes 2.50%, 02/15/16	1,204,349
Baa1	800	Potash Corp. of Saskatchewan, Inc., Sr. Unsec’d. Notes (Canada) 5.25%, 05/15/14	881,856

			2,086,205

		Commercial Banks—12.6%
NR	2,200	Banco do Brasil SA, (Brazil) Certificate of Deposit 2.252%(c), 02/14/14	2,196,551
Baa1	1,100	Sr. Unsec’d. Notes, 144A 4.50%, 01/22/15	1,139,600
BBB-(d)	1,800	Banco Santander Brasil SA, Sr. Unsec’d. Notes, 144A (Brazil) 2.45%(c), 03/18/14	1,714,266
Baa1	300	4.25%, 01/14/16	288,450

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	115

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of October 31, 2011

MOODY’S RATINGS† (UNAUDITED)	PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
			CORPORATE BONDS (continued)

			Commercial Banks (continued)
Aa3		$500	Banco Santander Chile, Sr. Unsec’d. Notes, 144A (Chile) 3.75%, 09/22/15	$494,463
Baa2		800	Banco Votorantim Nassau, Sr. Notes, 144A (Brazil) 3.363%(c), 03/28/14	785,576
Baa1		1,100	Banco Votorantim SA, Sr. Unsec’d. Notes, 144A (Brazil) 5.25%, 02/11/16	1,100,755
Baa1		600	Bank of America Corp., Sr. Unsec’d. Notes 0.837%(c), 09/11/12	584,597
Baa1		2,000	Sr. Unsec’d. Notes, MTN 0.677%(c), 09/15/14	1,775,298
B2		400	CIT Group, Inc., Sec’d. Notes, 144A 5.25%, 04/01/14	398,000
A1		2,900	Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes 7.50%, 02/15/19	3,276,353
A1		600	Korea Development Bank, Sr. Unsec’d. Notes (South Korea) 5.75%, 09/10/13	634,934
Aa2		1,600	Nordea Bank AB, Sr. Unsec’d. Notes, 144A (Sweden) 1.301%(c), 01/14/14	1,606,195
Aaa	DKK	13,000	Nykredit Realkredit A/S, Covered Bonds (Denmark) 4.00%, 01/01/12	2,426,377
Ba2		1,100	Royal Bank of Scotland Group PLC, Sub. Notes (United Kingdom) 5.05%, 01/08/15	1,011,756
A2		1,200	Royal Bank of Scotland PLC (The), Gtd. Notes (United Kingdom) 2.723%(c), 08/23/13	1,183,597
Aaa		1,200	Sparebanken 1 Boligkreditt, Covered Bonds, 144A (Norway) 1.25%, 10/25/14	1,200,093
Aaa		1,200	Toronto-Dominion Bank (The), Covered Bonds, 144A (Canada) 2.20%, 07/29/15	1,229,327

				23,046,188

See Notes to Financial Statements.

116	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS† (UNAUDITED)	PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
			CORPORATE BONDS (continued)

			Diversified Financial Services—15.6%
B1		$800	Ally Financial, Inc., Gtd. Notes 6.00%, 12/15/11	$804,000
B1		1,500	6.25%, 12/01/17	1,481,250
A2		500	American Express Bank FSB, Sr. Unsec’d. Notes 5.50%, 04/16/13	528,542
A2		1,800	American Express Credit Corp., Sr. Unsec’d. Notes, MTN 5.875%, 05/02/13	1,914,169
Aaa		2,500	BNP Paribas Home Loan Covered Bonds SA, Covered Bonds, 144A (France) 2.20%, 11/02/15	2,404,913
Aaa		1,000	BRFkredit A/S, Gov’t. Liquid Gtd. Notes, 144A (Denmark) 0.653%(c), 04/15/13	999,928
Baa1		2,300	Capital One Bank USA NA, Sub. Notes 6.50%, 06/13/13	2,446,121
Aaa		2,500	Cie De Financement Foncier, Covered Bonds, 144A (France) 1.625%, 07/23/12	2,500,625
A3		1,200	Citigroup, Inc., Sr. Unsec’d. Notes 5.50%, 04/11/13	1,245,110
A3		2,200	6.50%, 08/19/13	2,330,561
Aa2		600	Credit Agricole SA, Notes, 144A (France) 0.606%(c), 02/02/12	594,364
Aa1		750	Credit Suisse, Sr. Unsec’d. Notes, MTN (Switzerland) 3.50%, 03/23/15	762,952
Aa1		2,200	5.00%, 05/15/13	2,289,582
Aaa		1,200	DanFin Funding Ltd., Gov’t. Liquid Gtd. Notes, 144A (Ireland) 1.103%(c), 07/16/13	1,199,280
Ba1		200	Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes 7.50%, 08/01/12	206,814
Aa3	EUR	1,000	General Electric Capital Corp., Sub. Notes, 144A 5.50%(c), 09/15/67	1,176,145
NR		1,800	Lehman Brothers Holdings, Inc.,(i) Sr. Unsec’d. Notes, MTN 2.85%, 12/23/24	443,250
NR		600	5.625%, 01/24/13	153,750

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	117

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of October 31, 2011

MOODY’S RATINGS† (UNAUDITED)	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
		CORPORATE BONDS (continued)

		Diversified Financial Services (continued)
Baa1	$1,400	Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN 6.15%, 04/25/13	$1,437,451
A2	1,600	Morgan Stanley, Sr. Unsec’d. Notes, MTN 6.00%, 04/28/15	1,686,278
Aaa	1,900	Stadshypotek AB, Covered Bonds, 144A (Sweden) 0.919%(c), 09/30/13	1,899,815

			28,504,900

		Electric—2.4%
Ba1	1,200	CMS Energy Corp., Sr. Unsec’d. Notes 4.25%, 09/30/15	1,214,618
Aa3	500	Dayton Power & Light Co. (The), First Mortgage 5.125%, 10/01/13	536,353
A2	2,300	Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN 5.30%, 05/01/18	2,687,598

			4,438,569

		Electric—Integrated—1.0%
Baa3	1,200	Entergy Corp., Sr. Unsec’d. Notes 3.625%, 09/15/15	1,211,406
Baa1	600	Orange & Rockland Utilities, Inc., Sr. Unsec’d. Notes, 144A(g) 2.50%, 08/15/15	610,651

			1,822,057

		Electronics—0.7%
Baa2	1,200	Agilent Technologies, Inc., Sr. Unsec’d. Notes 2.50%, 07/15/13	1,216,166

		Financial—Bank & Trust—4.9%
Aa1	3,000	Dexia Credit Local SA, Gov’t. Liquid Gtd. Notes, 144A (France) 0.644%(c), 01/12/12	2,996,808
Aa1	2,000	0.731%(c), 03/05/13	1,878,884
Aa1	2,000	0.908%(c), 04/29/14	1,800,826

See Notes to Financial Statements.

118	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS† (UNAUDITED)	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
		CORPORATE BONDS (continued)

		Financial—Bank & Trust (continued)
Aaa	$2,200	Swedbank AB, Gov’t. Liquid Gtd. Notes, 144A (Sweden) 0.851%(c), 01/14/13	$2,202,156

			8,878,674

		Food—0.7%
Baa1	1,200	WM Wrigley Jr. Co., Sec’d. Notes, 144A 2.45%, 06/28/12	1,213,201

		Healthcare-Services—0.3%
Ba3	500	HCA, Inc., Sr. Sec’d. Notes 7.25%, 09/15/20	535,625

		Hotels—0.4%
Ba3	700	MGM Resorts International, Sr. Sec’d. Notes 9.00%, 03/15/20	773,500

		Insurance—3.9%
Baa2	500	American International Group, Inc., Jr. Sub. Debs. 8.175%(c), 05/15/68	482,500
Baa1	160	Sr. Unsec’d. Notes 4.25%, 05/15/13	159,180
Baa1	300	8.25%, 08/15/18	337,565
Baa1	800	Sr. Unsec’d. Notes, 144A 3.75%, 11/30/13	789,587
A3	1,100	MetLife, Inc., Sr. Unsec’d. Notes 1.519%(c), 08/06/13	1,106,096
A1	1,000	Monumental Global Funding III, Sr. Sec’d. Notes, 144A 0.588%(c), 01/25/13	991,638
Baa1	1,000	Ohio National Financial Services, Inc., Sr. Notes, 144A 6.375%, 04/30/20	1,081,694
A1	2,200	Sun Life Financial Global Funding LP, Gtd. Notes, 144A 0.496%(c), 10/06/13	2,184,809

			7,133,069

		Investment Company—1.1%
Aaa	2,000	FIH Erhvervsbank A/S, Gov’t. Liquid Gtd. Notes, 144A (Denmark) 0.708%(c), 06/13/13	1,998,320

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	119

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of October 31, 2011

MOODY’S RATINGS† (UNAUDITED)	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
		CORPORATE BONDS (continued)

		Media—3.8%
Ba2	$1,200	Charter Communications Operating LLC/Charter Communications Operating Capital, Sec’d. Notes, 144A 8.00%, 04/30/12	$1,227,000
Baa2	1,200	NBC Universal Media LLC, Sr. Unsec’d. Notes, 144A 4.375%, 04/01/21	1,276,114
Baa1	850	Pearson Dollar Finance Two PLC, Gtd. Notes, 144A (United Kingdom) 5.50%, 05/06/13	900,362
Baa1	800	Reed Elsevier Capital, Inc., Gtd. Notes 7.75%, 01/15/14	904,662
Baa2	2,500	Vivendi SA, Sr. Unsec’d. Notes, 144A (France) 5.75%, 04/04/13	2,644,560

			6,952,698

		Metals & Mining—2.0%
Baa1	1,200	Anglo American Capital PLC, Gtd. Notes, 144A (United Kingdom) 2.15%, 09/27/13	1,198,701
Baa3	600	AngloGold Ashanti Holdings PLC, Gtd. Notes (United Kingdom) 5.375%, 04/15/20	589,290
Ba1	800	CSN Resources SA, Gtd. Notes, 144A (Luxembourg) 6.50%, 07/21/20	858,000
Baa2	900	Teck Resources Ltd., Gtd. Notes (Canada) 4.50%, 01/15/21	946,697

			3,592,688

		Oil, Gas & Consumable Fuels—5.0%
Baa2	1,100	Cenovus Energy, Inc., Sr. Unsec’d. Notes (Canada) 4.50%, 09/15/14	1,191,367
Baa2	400	Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A 4.00%, 07/15/15	421,634
Baa2	600	5.45%, 07/15/20	666,806

See Notes to Financial Statements.

120	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS† (UNAUDITED)	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
		CORPORATE BONDS (continued)

		Oil, Gas & Consumable Fuels (continued)
Baa1	$1,200	Gazprom Via Gaz Capital SA, Sr. Unsec’d. Notes, 144A (Luxembourg) 5.092%, 11/29/15	$1,248,000
Baa1	400	Noble Holding International Ltd., Gtd. Notes (Cayman Islands) 3.45%, 08/01/15	422,745
A3	800	Petrobras International Finance Co., Gtd. Notes (Cayman Islands) 7.875%, 03/15/19	960,690
A3	500	8.375%, 12/10/18	608,750
Baa1	1,200	Petroleos Mexicanos, Gtd. Notes (Mexico) 5.50%, 01/21/21	1,281,000
Aa1	1,200	Shell International Finance BV, Gtd. Notes (Netherlands) 3.10%, 06/28/15	1,277,686
Aa1	1,000	Total Capital SA, Gtd. Notes (France) 3.00%, 06/24/15	1,060,999

			9,139,677

		Pipelines—3.2%
Baa2	2,400	Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes 5.80%, 03/01/21	2,722,426
Ba2	250	NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A 7.119%, 12/15/17	262,042
Baa2	1,075	Spectra Energy Capital LLC, Gtd. Notes 5.50%, 03/01/14	1,157,780
A3	1,500	TransCanada Pipelines Ltd., Sr. Unsec’d. Notes (Canada) 3.80%, 10/01/20	1,599,847

			5,742,095

		Real Estate Investment Trust—0.7%
Baa2	1,200	Ventas Realty LP, Gtd. Notes 6.75%, 04/01/17	1,248,100

		Software—0.7%
A1	1,200	Oracle Corp., Sr. Unsec’d. Notes, 144A 3.875%, 07/15/20	1,301,370

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	121

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of October 31, 2011

MOODY’S RATINGS† (UNAUDITED)	PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
			CORPORATE BONDS (continued)

			Telecommunications—1.7%
A2		$675	Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes 5.55%, 02/01/14	$741,130
Baa1		1,680	Rogers Communications, Inc., Gtd. Notes (Canada) 6.375%, 03/01/14	1,870,845
Baa2		500	Telecom Italia Capital SA, Gtd. Notes (Luxembourg) 6.175%, 06/18/14	507,899

				3,119,874

			Tobacco—0.6%
Baa1		1,000	Altria Group, Inc., Gtd. Notes 8.50%, 11/10/13	1,143,868

			TOTAL CORPORATE BONDS (cost $122,390,374)	122,016,992

			FOREIGN GOVERNMENT BONDS—13.4%
Aaa	AUD	1,400	Australia Government, Sr. Unsec’d. Notes (Australia) 5.50%, 04/21/23	1,584,270
Aaa	AUD	7,200	5.75%, 07/15/22	8,318,782
Baa3		1,500	Republic of Panama, Sr. Unsec’d. Notes (Panama) 9.375%, 04/01/29	2,350,500
Aaa	GBP	1,500	United Kingdom Gilt, Bonds (United Kingdom) 3.75%, 09/07/20	2,688,968
Aaa	GBP	1,300	3.75%, 09/07/21	2,322,224
Aaa	GBP	3,600	4.75%, 12/07/30	7,100,092

			TOTAL FOREIGN GOVERNMENT BONDS (cost $22,755,652)	24,364,836

			MUNICIPAL BONDS—3.2%

			California—0.5%
B3		800	Tobacco Securitization Authority of Southern California, Revenue Bonds 5.00%, 06/01/37	554,648

See Notes to Financial Statements.

122	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS† (UNAUDITED)	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
		MUNICIPAL BONDS (continued)

		California (continued)
Aa2	$325	University of California, Revenue Bonds 5.035%, 05/15/21	$348,982

			903,630

		Florida—0.4%
Aa2	800	County of Broward Florida, Revenue Bonds 6.206%, 10/01/30	851,856

		Illinois—0.6%
Aa3	1,000	Illinois State Toll Highway Authority, Revenue Bonds 5.293%, 01/01/24	1,043,910

		New York—1.3%
Aa1	1,100	New York City Transitional Finance Authority, Revenue Bonds 4.075%, 11/01/20	1,175,383
Aa1	1,200	5.008%, 08/01/27	1,252,164

			2,427,547

		West Virginia—0.4%
B2	935	Tobacco Settlement Financial Authority of West Virginia, Revenue Bonds 7.467%, 06/01/47	675,098

		TOTAL MUNICIPAL BONDS (cost $5,987,251)	5,902,041

		RESIDENTIAL MORTGAGE-BACKED SECURITIES—6.4%
A3	167	American Home Mortgage Investment Trust, Series 2004-4, Class 5A 2.483%(c), 02/25/45	142,359
Aaa	224	Bank of America Funding Corp., Series 2006-A, Class 1A1 2.678%(c), 02/20/36	193,374
NR	1,085	BCAP LLC Trust, Series 2011-RR4, Class 7A1, 144A 5.25%, 04/26/37	997,988
B3	334	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 11A2 2.708%(c), 11/25/34	292,006
B3	717	Series 2004-8, Class 13A1 2.823%(c), 11/25/34	552,936
Caa3	643	Bear Stearns Alt-A Trust, Series 2006-6, Class 31A1 3.42%(c), 11/25/36	364,034

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	123

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of October 31, 2011

MOODY’S RATINGS† (UNAUDITED)	PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
			RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Caa3		$591	Series 2006-6, Class 32A1 2.839%(c), 11/25/36	$294,152
Aaa		218	Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A2A 2.58%(c), 10/25/35	172,571
CC(d)		1,251	Series 2006-AR1, Class 1A1 2.66%(c), 10/25/35	967,653
AAA(d)		58	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1 6.25%, 12/25/33	61,286
Baa3		117	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-R4, Class 2A, 144A 6.50%(c), 01/25/34	117,053
B2		697	Series 2004-25, Class 1A1 0.575%(c), 02/25/35	469,984
Aaa		17	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1 6.50%, 04/25/33	17,909
Aa1	EUR	800	EMF-NL, Series 2008-APRX, Class A2 (Netherlands) 2.372%(c), 04/17/41	822,561
Aaa		35	Federal Home Loan Mortgage Corp., Series 2892, Class BL 5.00%, 01/15/18	35,169
Aaa		1,339	Series 3346, Class FA 0.473%(c), 02/15/19	1,341,270
Aaa		236	FHLMC Structured Pass-Through Securities, Series T-59, Class 1A2 7.00%, 10/25/43	278,961
Aaa		677	Series T-75, Class A1 0.285%(c), 12/25/36	672,547
Aaa		50	Government National Mortgage Assoc., Series 1995-2, Class KQ 8.50%, 03/20/25	56,512
Aaa		68	Series 2000-9, Class FG 0.843%(c), 02/16/30	68,111
Aaa		99	Series 2000-9, Class FH 0.743%(c), 02/16/30	99,344
Aaa		202	Series 2000-11, Class PH 7.50%, 02/20/30	212,095
Aaa		131	Granite Master Issuer PLC, Series 2006-3, Class A7 (United Kingdom) 0.345%(c), 12/20/54	126,644

See Notes to Financial Statements.

124	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS† (UNAUDITED)	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
		RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Caa2	$378	Greenpoint Mortgage Funding Trust, Series 2005-AR2, Class A1 0.475%(c), 06/25/45	$208,702
Aaa	306	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1 2.725%(c), 09/25/35	273,716
B2	315	Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A 0.455%(c), 02/25/36	206,287
A1	253	MLCC Mortgage Investors, Inc., Series 2005-2, Class 3A 1.239%(c), 10/25/35	199,356
Aaa	1,759	NCUA Guaranteed Notes, Series 2010-R2, Class 1A 0.615%(c), 11/06/17	1,759,430
Aaa	355	Sequoia Mortgage Trust, Series 10, Class 2A1 1.005%(c), 10/20/27	302,638
Baa2	116	Structured Asset Mortgage Investments, Inc., Series 2005-AR5, Class A1 0.494%(c), 07/19/35	76,157
BBB(d)	30	Structured Asset Securities Corp., Series 2001-21A, Class 1A1 2.273%(c), 01/25/32	24,359
Baa2	272	Washington Mutual, Inc., Mortgage Pass-Through Certificates, Series 2002-AR6, Class A 1.63%(c), 06/25/42	203,265
B2	15	Series 2002-AR9, Class 1A 1.63%(c), 08/25/42	12,513

		TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $13,391,300)	11,622,942

		U.S. GOVERNMENT AGENCY OBLIGATIONS—0.3%
	172	Small Business Administration Participation Certificates, Series 2008-20A, Class 1 5.17%, 01/01/28	193,981
	337	Series 2008-20D, Class 1 5.37%, 04/01/28	379,440

		TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $534,318)	573,421

		U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS—2.4%
	97	Federal National Mortgage Assoc. 2.32%(c), 07/01/25	98,398
	56	3.50%(c), 08/01/24	56,868
	3,245	4.50%, 09/01/41	3,435,513
	5	5.078%(c), 12/01/30	5,231

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	125

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of October 31, 2011

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
	U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (continued)
$48	Government National Mortgage Assoc. 2.125%, 10/20/24-12/20/26	$49,863
293	2.25%(c), 03/20/30	302,962
212	2.375%, 05/20/23-06/20/27	219,208
43	2.50%(c), 02/20/25	44,980
154	2.625%, 08/20/26-07/20/30	159,757

	TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $4,320,824)	4,372,780

	U.S. TREASURY OBLIGATIONS—4.8%
2,300	U.S. Treasury Bonds 3.75%, 08/15/41	2,541,500
1,700	U.S. Treasury Notes 2.125%, 08/15/21	1,692,571
4,100	3.125%, 05/15/21(k)	4,457,151

	TOTAL U.S. TREASURY OBLIGATIONS (cost $8,648,414)	8,691,222

	TOTAL LONG-TERM INVESTMENTS (cost $187,178,764)	186,765,041

	SHORT-TERM INVESTMENTS—2.1%

	CERTIFICATE OF DEPOSITS(n)—1.2%
2,200	Itau Unibanco 1.389%, 02/06/12 (cost $2,190,378)	2,191,826

	U.S. TREASURY OBLIGATIONS(n)—0.7%
681	U.S. Treasury Bills 0.03%, 03/22/12	680,906
356	0.035%, 03/01/12(k)	355,974
152	0.143%, 03/12/12	151,960
63	0.26%, 03/08/12	62,994

	TOTAL U.S. TREASURY OBLIGATIONS (cost $1,251,856)	1,251,834

NOTIONAL AMOUNTS (000)#		COUNTERPARTY

	OPTIONS PURCHASED*—0.2%

	Put Options
4,100	Interest Rate Swap Options, Pay a fixed rate of 3.27% and receive a floating rate based on 3-month LIBOR, expiring 09/24/12 (cost $210,467)	Credit Suisse First Boston Corp.	284,918

See Notes to Financial Statements.

126	THE TARGET PORTFOLIO TRUST

DESCRIPTION	VALUE (NOTE 1)
TOTAL SHORT-TERM INVESTMENTS (cost $3,652,701)	$3,728,578

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—104.5% (cost $190,831,465; Note 5)	190,493,619

NOTIONAL AMOUNTS (000)#	OPTIONS WRITTEN*—(0.2%)	COUNTERPARTY

	Put Options —(0.2%)
$9,000	Interest Rate Swap Options, Pay a fixed rate of 2.75% and receive a floating rate based on 3-month LIBOR, expiring 06/18/12	Deutsche Bank	(3,851)
5,400	Pay a fixed rate of 3.00% and receive a floating rate based on 3-month LIBOR, expiring 06/18/12	Bank of America	(1,649)
3,000	Pay a fixed rate of 3.00% and receive a floating rate based on 3-month LIBOR, expiring 06/18/12	Barclays Capital Group	(916)
5,100	Pay a fixed rate of 3.00% and receive a floating rate based on 3-month LIBOR, expiring 06/18/12	Citigroup Global Markets	(1,557)
1,000	Pay a fixed rate of 3.00% and receive a floating rate based on 3-month LIBOR, expiring 06/18/12	Deutsche Bank	(305)
9,600	Pay a fixed rate of 2.22% and receive a floating rate based on 3-month LIBOR, expiring 09/24/12	Credit Suisse First Boston Corp.	(280,758)
3,200	Pay a fixed rate of 2.25% and receive a floating rate based on 3-month LIBOR, expiring 09/24/12	Bank of America	(2,412)
700	Pay a fixed rate of 2.25% and receive a floating rate based on 3-month LIBOR, expiring 09/24/12	Citigroup Global Markets	(527)
16,300	Pay a fixed rate of 2.25% and receive a floating rate based on 3-month LIBOR, expiring 09/24/12	Morgan Stanley	(12,284)

	TOTAL OPTIONS WRITTEN (premiums received $580,005)		(304,259)

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—104.3% (cost $190,251,460; Note 5)		190,189,360
	Liabilities in excess of other assets(x)—(4.3%)		(7,818,728)

	NET ASSETS—100%		$182,370,632

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	127

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of October 31, 2011

The following abbreviations were used in the Portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FHLMC—Federal Home Loan Mortgage Corp.

FSB—Federal Saving Bank

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

NR—Not Rated by Moodys or Standard & Poor’s

SLM—Student Loan Mortgage

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CNY—Chinese Yuan

DKK—Danish Krone

EUR—Euro

GBP—British Pound

IDR—Indonesian Rupiah

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

PHP—Philippine Peso

SGD—Singapore Dollar

TWD—New Taiwanese Dollar

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
†	The ratings reflected are as of October 31, 2011. Ratings of certain bonds may have changed subsequent to that date.
*	Non-income producing security.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2011.
(d)	Standard & Poor’s rating.
(g)	Indicates a security or securities that have been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rates shown are the effective yields at purchase date.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at October 31, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at October 31, 2011	Unrealized Appreciation(1)
Long Positions:
362	90 Day Euro Dollar	Jun. 2014	$88,934,300	$89,400,425	$466,125
82	90 Day Euro Dollar	Mar. 2016	19,626,700	19,958,800	332,100

					$798,225

(1)	Cash of $4,000 and U.S. Treasury Securities with a market value of $655,986 has been segregated to cover requirements for open futures contracts at October 31, 2011.

See Notes to Financial Statements.

128	THE TARGET PORTFOLIO TRUST

Forward foreign currency exchange contracts outstanding at October 31, 2011:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 11/03/11	Hong Kong & Shanghai Bank	BRL	243	$128,144	$141,478	$13,334
Canadian Dollar,
Expiring 11/17/11	Citigroup Global Markets	CAD	635	647,089	636,826	(10,263)
Chinese Yuan,
Expiring 08/05/13	UBS Securities	CNY	5,656	895,677	890,725	(4,952)
Expiring 11/15/11	Barclays Capital Group	CNY	536	83,424	84,345	921
Expiring 11/15/11	Citigroup Global Markets	CNY	3,227	496,656	507,727	11,071
Expiring 11/15/11	JPMorgan Chase	CNY	1,318	205,200	207,401	2,201
Expiring 11/15/11	JPMorgan Chase	CNY	677	105,161	106,471	1,310
Expiring 02/01/13	Deutsche Bank	CNY	14,553	2,296,512	2,298,730	2,218
Expiring 08/05/13	Deutsche Bank	CNY	2,000	319,285	314,955	(4,330)
Indian Rupee,
Expiring 07/12/12	JPMorgan Chase	INR	94,534	2,033,874	1,887,669	(146,205)
Indonesian Rupiah,
Expiring 01/31/12	UBS Securities	IDR	9,714,000	1,085,363	1,086,476	1,113
Expiring 07/02/12	Hong Kong & Shanghai Bank	IDR	8,616,000	953,625	947,806	(5,819)
Malaysian Ringgit,
Expiring 04/23/12	JPMorgan Chase	MYR	6,278	2,069,832	2,034,568	(35,264)
Mexican Peso,
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	44	3,251	3,270	19
New Taiwanese Dollar,
Expiring 01/11/12	Deutsche Bank	TWD	34,164	1,200,000	1,143,936	(56,064)
Expiring 01/11/12	Goldman Sachs & Co.	TWD	27,500	970,000	920,784	(49,216)
Philippine Peso,
Expiring 03/15/12	Citigroup Global Markets	PHP	43,020	992,044	1,003,263	11,219
Singapore Dollar,
Expiring 12/09/11	Royal Bank of Canada	SGD	500	413,702	398,470	(15,232)
Expiring 12/09/11	UBS Securities	SGD	2,114	1,754,311	1,684,478	(69,833)
Expiring 12/09/11	UBS Securities	SGD	100	82,710	79,694	(3,016)
South Korean Won,
Expiring 11/14/11	JPMorgan Chase	KRW	3,520,993	3,304,855	3,173,876	(130,979)

				$20,040,715	$19,552,948	$(487,767)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 11/10/11	Citigroup Global Markets	AUD	4,849	$4,655,186	$5,104,123	$(448,937)
Expiring 11/10/11	Deutsche Bank	AUD	4,862	4,738,919	5,117,807	(378,888)
Expiring 11/10/11	JPMorgan Chase	AUD	1,577	1,502,077	1,659,972	(157,895)
Expiring 11/10/11	JPMorgan Chase	AUD	958	912,486	1,008,404	(95,918)
Brazilian Real,
Expiring 11/03/11	Barclays Capital Group	BRL	26	15,657	15,060	597
Expiring 11/03/11	Citigroup Global Markets	BRL	217	134,000	126,418	7,582
Expiring 01/04/12	Hong Kong & Shanghai Bank	BRL	243	126,821	139,479	(12,658)
British Pound,
Expiring 12/08/11	Barclays Capital Group	GBP	3,846	5,944,416	6,181,525	(237,109)
Expiring 12/08/11	Barclays Capital Group	GBP	1,749	2,791,649	2,811,099	(19,450)

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	129

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of October 31, 2011

Forward foreign currency exchange contracts outstanding at October 31, 2011 (continued):

Sale Contracts (continued)	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Expiring 12/08/11	Barclays Capital Group	GBP	254	$392,088	$408,244	$(16,156)
Expiring 12/08/11	Barclays Capital Group	GBP	115	179,803	184,835	(5,032)
Expiring 12/08/11	Citigroup Global Markets	GBP	1,674	2,585,367	2,690,555	(105,188)
Canadian Dollar,
Expiring 11/17/11	Deutsche Bank	CAD	312	314,105	312,897	1,208
Expiring 11/17/11	Royal Bank of Canada	CAD	313	316,227	313,900	2,327
Danish Krone,
Expiring 01/03/12	Hong Kong & Shanghai Bank	DKK	13,317	2,328,671	2,474,810	(146,139)
Euro,
Expiring 01/17/12	JPMorgan Chase	EUR	4,763	6,476,132	6,587,100	(110,968)
Japanese Yen,
Expiring 01/13/12	Citigroup Global Markets	JPY	354,780	4,621,060	4,544,790	76,270
Mexican Peso,
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	44	3,692	3,270	422
Expiring 03/15/12	Hong Kong & Shanghai Bank	MXN	44	3,218	3,235	(17)

				$38,041,574	$39,687,523	$(1,645,949)

Interest rate swap agreements outstanding at October 31, 2011:

Notional Amount (000)		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements:
AUD	1,700	12/15/20	6.00%	6 month Australian Bank Bill rate(1)	$127,278	$(13,015)	$140,293	Citigroup
AUD	2,900	12/15/20	6.00%	6 month Australian Bank Bill rate(1)	217,121	2,149	214,972	Barclays Bank PLC
AUD	1,500	12/15/21	5.75%	6 month Australian Bank Bill rate(1)	76,695	(15,389)	92,084	Barclays Bank PLC
BRL	14,100	01/02/14	11.89%	Brazilian interbank overnight lending rate(1)	282,009	(35,768)	317,777	Morgan Stanley & Co.
	Exchange-traded swap agreements:
	$8,800	09/21/16	4.00%	3 month LIBOR(1)	205,772	232,449	(26,677)	—

					$908,875	$170,426	$738,449

(1)	Porfolio pays the floating rate and receives the fixed rate.

See Notes to Financial Statements.

130	THE TARGET PORTFOLIO TRUST

Credit default swap agreements outstanding at October 31, 2011:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(3)#	Implied Credit Spread at October 31, 2011(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues—Sell Protection(1):
Abu Dhabi Government	12/20/11	1.00%	$1,000	0.120%	$2,191	$611	$1,580	Deutsche Bank
Abu Dhabi Government	12/20/11	1.00%	700	0.120%	1,495	425	1,070	Credit Suisse International
Arab Republic of Egypt	03/20/16	1.00%	1,200	4.137%	(147,928)	(148,843)	915	Morgan Stanley & Co.
Arab Republic of Egypt	03/20/16	1.00%	100	4.137%	(12,327)	(10,379)	(1,948)	Morgan Stanley & Co.
Berkshire Hathaway	03/20/13	1.00%	2,500	0.929%	6,181	—	6,181	Barclays Bank PLC
BP Capital Markets	06/20/15	5.00%	800	0.956%	117,753	8,748	109,005	Credit Suisse International
BP Capital Markets	06/20/15	5.00%	700	0.956%	103,033	15,466	87,567	Goldman Sachs
Enbridge Energy Partners	06/20/12	0.28%	200	0.517%	(187)	—	(187)	Merrill Lynch & Co.
Energy Transfer Partners	06/20/12	0.33%	200	0.742%	(448)	—	(448)	Bank of America, N.A.
Federal Republic of Brazil	03/20/16	1.00%	2,800	1.272%	(26,880)	(23,268)	(3,612)	Citigroup
France (Gov’t. of)	09/20/16	0.25%	800	1.684%	(53,748)	(46,054)	(7,694)	Deutsche Bank
France (Gov’t. of)	09/20/16	0.25%	400	1.684%	(26,756)	(22,930)	(3,826)	Goldman Sachs
France (Gov’t. of)	09/20/16	0.25%	400	1.684%	(26,873)	(24,167)	(2,706)	Goldman Sachs
France (Gov’t. of)	09/20/16	0.25%	300	1.684%	(20,154)	(18,254)	(1,900)	UBS AG
Japan Gov’t. Series 55	03/20/16	1.00%	600	0.884%	3,299	3,852	(553)	Goldman Sachs
Kinder Morgan	06/20/12	0.29%	200	0.718%	(277)	—	(277)	Merrill Lynch & Co.
MetLife, Inc.	06/20/12	5.00%	1,200	1.558%	34,744	13,592	21,152	Deutsche Bank
Morgan Stanley	09/20/12	0.80%	3,800	3.757%	(94,747)	—	(94,747)	Merrill Lynch & Co.
Plains All-American Pipeline	06/20/12	0.32%	200	0.479%	(96)	—	(96)	Bank of America, N.A.
Republic of Korea	03/20/16	1.00%	2,500	1.246%	(26,749)	1,818	(28,567)	Barclays Bank PLC
Valero Energy Corp.	06/20/12	0.32%	200	0.701%	(149)	—	(149)	Bank of America, N.A.

					$(168,623)	$(249,383)	$80,760

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues, asset-backed securities and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	131

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of October 31, 2011

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(3)#		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps—Buy Protection(2):
CMS Energy Corp.	3/20/2012	0.09%		$200	$702	$245	$457	Deutsche Bank
Dow Jones CDX HY16 5Y Index	6/20/2016	5.00%		4,000	109,953	(100,323)	210,276	Bank of America, N.A.
Dow Jones iTraxx 15	6/20/2016	1.00%	EUR	2,100	395,674	395,748	(74)	Bank of America, N.A.
KB Home	3/20/2015	5.00%		4,000	212,666	(208,412)	421,078	Deutsche Bank

					$718,995	$87,258	$631,737

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

132	THE TARGET PORTFOLIO TRUST

The following is a summary of the inputs used as of October 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$2,886,094	$—
Bank Loans	—	1,726,041	—
Commercial Mortgage-Backed Securities	—	4,608,672	—
Corporate Bonds	—	122,016,992	—
Foreign Government Bonds	—	24,364,836	—
Municipal Bonds	—	5,902,041	—
Residential Mortgage-Backed Securities	—	11,622,942	—
U.S. Government Agency Obligations	—	573,421	—
U.S. Government Mortgage Backed Obligations	—	4,372,780	—
U.S. Treasury Obligations	—	9,943,056	—
Certificate of Deposits	—	2,191,826	—
Options Purchased	—	284,918	—
Options Written	—	(304,259)	—
Other Financial Instruments*
Futures	798,225	—	—
Forward foreign currency exchange contracts	—	(2,133,716)	—
Interest rate swap agreements	(26,677)	765,126	—
Credit default swap agreements	—	712,497	—

Total	$771,548	$189,533,267	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

	Asset-Backed Securities	Commercial Mortgage- Backed Securities
Balance as of 10/31/10	$473,796	$1,904,507
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Purchases	—	—
Sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	(473,796)	(1,904,507)

Balance as of 10/31/11	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. At the reporting period end, there were two Commercial Mortgage-Backed securities and one Asset-Backed security transferred out of Level 3 as a result of being priced by a vendor.

The industry classification of investments and other liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2011 were as follows:

Diversified Financial Services	15.6%
Foreign Government Bonds	13.4
Commercial Banks	12.6
Residential Mortgage-Backed Securities	6.4
U.S. Treasury Obligations	5.5
Oil, Gas & Consumable Fuels	5.0

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	133

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of October 31, 2011

Industry (cont’d.)
Financial—Bank & Trust	4.9%
Insurance	3.9
Media	3.8
Municipal Bonds	3.2
Pipelines	3.2
Commercial Mortgage-Backed Securities	2.5
Electric	2.4
U.S. Government Mortgage-Backed Obligations	2.4
Building & Construction	2.3
Metals & Mining	2.0
Telecommunications	1.7
Asset-Backed Securities	1.6
Auto Manufacturers	1.3
Certificate Of Deposits	1.2
Chemicals	1.1
Investment Companies	1.1
Electric—Integrated	1.0
Bank Loans	0.9
Airlines	0.9
Software	0.7
Real Estate Investment Trusts	0.7
Electronics	0.7
Food	0.7
Tobacco	0.6
Hotels	0.4
U.S. Government Agency Obligations	0.3
Healthcare—Services	0.3
Options Purchased	0.2

104.5
Options Written	(0.2)
Liabilities in excess of other assets	(4.3)

100.0%

See Notes to Financial Statements.

134	THE TARGET PORTFOLIO TRUST

Portfolio of Investments As of October 31, 2011	Mortgage Backed Securities Portfolio

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
	LONG-TERM INVESTMENTS—131.3%

	COMMERCIAL MORTGAGE-BACKED SECURITY—1.5%
$523	Bear Stearns Commercial Mortgage Securities, Series 2004-PWR4, Class A2 5.286%(c), 06/11/41 (cost $425,656)	$543,841

	RESIDENTIAL MORTGAGE-BACKED SECURITIES—20.0%
221	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 3A1 2.69%(c), 03/25/36	135,388
174	Countrywide Alternative Loan Trust, Series 2005-73CB, Class 1A7 5.50%, 01/25/36	161,417
412	Series 2005-85CB, Class 2A2 5.50%, 02/25/36	287,802
584	Series 2005-J11, Class 1A3 5.50%, 11/25/35	528,158
404	Series 2007-HY5R, Class 2A1A 5.544%(c), 03/25/47	389,907
349	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-14, Class A3 6.25%, 09/25/36	329,721
	Series 2006-J2, Class 1A6
88	6.00%, 04/25/36	70,250
12	Federal Home Loan Mortgage Corp., Series 74, Class F 6.00%, 10/15/20	12,715
2	Series 83, Class Z 9.00%, 10/15/20	2,208
19	Series 186, Class E 6.00%, 08/15/21	20,931
5	Series 1058, Class H 8.00%, 04/15/21	5,403
4	Series 1116, Class I 5.50%, 08/15/21	4,807
23	Series 1120, Class L 8.00%, 07/15/21	26,671
425	Series 2809, Class UC 4.00%, 06/15/19	450,132
675	Series 2995, Class ST, IO 6.507%(c), 05/15/29	117,544
2,020	Series 3279, Class SD, IO 6.187%(c), 02/15/37	266,146

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	135

Mortgage Backed Securities Portfolio (continued)	Portfolio of Investments As of October 31, 2011

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
$1,890	Series 3309, Class SC, IO 6.207%(c), 04/15/37	$272,212
285	Series 3787, Class AY 3.50%, 01/15/26	293,000
330	Series 3840, Class HB 3.50%, 04/15/26	334,871
150	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-42, Class A5 7.50%, 02/25/42	181,515
7	Federal National Mortgage Assoc., Series 56, Class 1 6.00%, 04/01/19	7,874
7	Series 1988-19, Class J 8.50%, 07/25/18	8,113
3	Series 1990-10, Class L 8.50%, 02/25/20	3,834
8	Series 1990-108, Class G 7.00%, 09/25/20	8,522
7	Series 1991-21, Class J 7.00%, 03/25/21	8,277
15	Series 1992-113, Class Z 7.50%, 07/25/22	17,229
199	Series 1993-223, Class ZA 6.50%, 12/25/23	226,590
144	Series 2001-51, Class QN 6.00%, 10/25/16	154,405
90	Series 2003-33, Class PT 4.50%, 05/25/33	97,447
1,277	Series 2007-22, Class SD, IO 6.155%(c), 03/25/37	191,541
285	Series 2011-67, Class BE 3.50%, 07/25/26	291,025
10	Series G-14, Class L 8.50%, 06/25/21	12,392
11	Series G92-24, Class Z 6.50%, 04/25/22	11,914
56	Series G92-59, Class D 6.00%, 10/25/22	60,769
184	Series G94-4, Class PG 8.00%, 05/25/24	210,827
22	First Boston Mortgage Securities Corp., Series B, Class I-O, IO 8.985%, 04/25/17	2,817
	Series B, Class P-O, PO
22	2.32%(s), 04/25/17	21,344

See Notes to Financial Statements.

136	THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
$91	Government National Mortgage Assoc., Series 2006-35, Class LO, PO 2.98%(s), 07/20/36	$81,620
842	Series 2006-38, Class XS, IO 7.007%(c), 09/16/31	175,760
81	GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A2 2.845%(c), 04/25/35	63,237
251	Series 2007-AR1, Class 2A1 3.988%(c), 03/25/47	157,800
239	Series 2007-AR2, Class 1A1 5.413%(c), 05/25/47	144,720
325	JPMorgan Mortgage Trust, Series 2007-S2, Class 2A3 5.50%, 06/25/37	290,867
6	Morgan Stanley Mortgage Loan Trust, Series 2004-5AR, Class 3A4 2.437%(c), 07/25/34	6,275
184	Series 2007-12, Class 3A22 6.00%, 08/25/37	156,264
607	Residential Asset Securitization Trust, Series 2004-A3, Class A7 5.25%, 06/25/34	615,527
165	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A2 2.734%(c), 07/25/36	120,154

	TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $6,669,356)	7,037,942

	U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS—109.8%
300	Federal Home Loan Mortgage Corp. 3.50%, TBA	304,219
5,300	4.00%, TBA	5,497,094
2,146	5.00%, 10/01/35	2,306,846
722	6.00%, 01/01/15-02/01/21	780,797
66	6.50%, 01/01/18-06/01/22	72,668
19	7.50%, 06/01/28	22,062
2	8.50%, 04/01/18	2,610
16	11.50%, 03/01/16	19,145
1,100	Federal National Mortgage Assoc. 3.50%, TBA	1,142,797
1,640	4.35%, 07/01/20	1,797,534
1,239	4.50%, 05/01/35	1,321,247
1,071	4.57%, 06/01/20	1,187,764
2,494	5.00%, 11/01/18-08/01/35	2,690,870
283	5.00%, 07/01/33-09/01/34(k)	305,494
1,000	5.50%, TBA	1,083,437
848	5.50%, 06/01/33-05/01/36	927,338
435	6.00%, 04/01/14-12/01/39	477,501
1,300	6.00%, TBA	1,424,516

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	137

Mortgage Backed Securities Portfolio (continued)	Portfolio of Investments As of October 31, 2011

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
		U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (continued)
$19		6.02%, 03/01/12	$19,019
429		6.50%, 05/01/14-08/01/17	458,296
400		6.50%, TBA	440,812
1		7.00%, 05/01/12-07/01/12	1,105
15		8.00%, 09/01/22-12/01/22	16,031
2		9.75%, 11/01/16	2,480
2,000		Government National Mortgage Assoc. 3.50%, TBA	2,072,188
5,500		4.00%, TBA	5,866,094
2,200		4.50%, TBA	2,391,125
2,900		5.50%, TBA	3,218,547
111		6.00%, 07/15/24-08/15/24	123,840
1,140		6.50%, 06/15/23-12/15/35	1,289,473
932		7.00%, 11/15/31-11/15/33	1,087,255
15		7.50%, 07/20/17-12/20/23	16,914
237		8.00%, 03/15/17-11/15/30	258,010
33		8.25%, 06/20/17-07/20/17	36,148
36		8.50%, 04/20/17	40,917
41		9.00%, 01/15/20	47,634
—	(r)	9.50%, 06/15/20	469

		TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $37,307,912)	38,750,296

		TOTAL LONG-TERM INVESTMENTS (cost $44,402,924)	46,332,079

SHARES		SHORT-TERM INVESTMENT—30.9%
		AFFILIATED MONEY MARKET MUTUAL FUND
10,898,071		Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund (cost $10,898,071)(w)	10,898,071

		TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT—162.2% (cost $55,300,995; Note 5)	57,230,150

PRINCIPAL AMOUNT (000)#		SECURITY SOLD SHORT—(8.8%)
		U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
		Federal National Mortgage Assoc.
$3,000		4.00%, TBA (proceeds received $3,112,500)	(3,118,125)

		TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT—153.4% (cost $52,188,495; Note 5)	54,112,025
		Liabilities in excess of other assets(x)—(53.4%)	(18,830,962)

		NET ASSETS—100%	$35,281,063

The following abbreviations are used in the Portfolio descriptions:

IO—Interest Only

See Notes to Financial Statements.

138	THE TARGET PORTFOLIO TRUST

PO—Principal Only

TBA—To Be Announced

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2011.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(r)	Less than $1,000 par.
(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at October 31, 2011.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at October 31, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at October 31, 2011	Unrealized Appreciation (Depreciation)
Long Positions:
13	90 Day Euro Dollar	Dec. 2011	$3,233,946	$3,233,588	$(358)

Short Positions:
29	2 Year U.S. Treasury Notes	Dec. 2011	6,394,953	6,388,156	6,797
7	10 Year U.S. Treasury Notes	Dec. 2011	895,782	903,438	(7,656)

					(859)

					$(1,217)

Interest rate swap agreements outstanding at October 31, 2011:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
$2,250	06/24/20	5.37%	3 Month LIBOR(1)	$(233,597)	$—	$(233,597)	Goldman Sachs
5,500	05/26/12	1.21%	3 Month LIBOR(1)	(47,991)	—	(47,991)	Goldman Sachs

				$(281,588)	$—	$(281,588)

(1)	Portfolio pays the fixed rate and receives the floating rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Total Return swap agreements outstanding at October 31, 2011:

Description	Termination Date	Notional Amount (000)#	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Receive fixed rate payments on IOS.FN30.550.08 Index and pay variable payments on the one month LIBOR.	01/12/39	$769	$(8,232)	$(3,701)	$(4,531)	Goldman Sachs
Receive fixed rate payments on IOS.FN30.600.08 Index and pay variable payments on the one month LIBOR.	01/12/39	335	(2,817)	(3,932)	1,115	Goldman Sachs
Receive fixed rate payments on IOS.FN30.600.08 Index and pay variable payments on the one month LIBOR.	01/12/39	232	(1,952)	(1,330)	(622)	Goldman Sachs

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	139

Mortgage Backed Securities Portfolio (continued)	Portfolio of Investments As of October 31, 2011

Total Return swap agreements outstanding at October 31, 2011 (continued):

Description	Termination Date	Notional Amount (000)#	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Receive fixed rate payments on IOS.FN30.600.08 Index and pay variable payments on the one month LIBOR.	01/12/39	$425	$(3,577)	$(2,375)	$(1,202)	Goldman Sachs

			$(16,578)	$(11,338)	$(5,240)

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Commerical Mortgage-Backed Security	$—	$543,841	$—
Residential Mortgage-Backed Securities	—	7,037,942	—
U.S. Government Mortgage-Backed Obligations	—	38,750,296	—
Affiliated Money Market Mutual Fund	10,898,071	—	—
Security Sold Short—U.S. Government Mortgage-Backed Obligation	—	(3,118,125)	—
Other Financial Instruments*
Futures	(1,217)	—	—
Interest rate swap agreements	—	(281,588)	—
Total return swap agreements	—	(5,240)	—

Total	$10,896,854	$42,927,126	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2011 were as follows:

U.S. Government Mortgage-Backed Obligations	109.8%
Affiliated Money Market Mutual Fund	30.9
Residential Mortgage-Backed Securities	20.0
Commercial Mortgage-Backed Security	1.5

162.2
Security Sold Short	(8.8)
Liabilities in excess of other assets	(53.4)

100.0%

See Notes to Financial Statements.

140	THE TARGET PORTFOLIO TRUST

Statement of Assets and Liabilities October 31, 2011

	LARGE CAPITALIZATION GROWTH PORTFOLIO	LARGE CAPITALIZATION VALUE PORTFOLIO	SMALL CAPITALIZATION GROWTH PORTFOLIO	SMALL CAPITALIZATION VALUE PORTFOLIO

ASSETS
Investments, at value(G):
Unaffiliated investments(A)	$197,755,720	$195,191,878	$95,672,017	$911,452,140
Affiliated investments(B)	12,956,905	11,445,656	20,853,670	181,169,360
Repurchase agreements(C)	—	—	—	—
Cash	—	—	—	—
Deposit with broker	—	—	—	—
Foreign currency, at value(D)	—	—	—	—
Receivable for Trust shares sold	198,111	155,211	117,532	1,746,617
Dividends and interest receivable	103,409	283,625	15,529	706,155
Receivable for investments sold	2,282,478	413,555	168,006	4,396,055
Receivable for foreign tax reclaim	2,663	3,179	—	—
Due from broker for variation margin	—	—	—	—
Payments made for swap agreements	—	—	—	—
Unrealized appreciation on swaps	—	—	—	—
Unrealized appreciation on forward currency contracts	—	—	—	—
Prepaid expenses and other assets	3,517	5,517	1,734	16,446
Total assets	213,302,803	207,498,621	116,828,488	1,099,486,773

LIABILITIES
Collateral for securities on loan	6,791,528	6,097,256	20,403,240	131,538,899
Payable for Trust shares reacquired	213,545	172,834	80,688	1,481,383
Payable for investments purchased	1,614,439	350,461	—	5,579,163
Accrued expenses and other liabilities	104,078	99,371	98,381	227,203
Management fee payable	99,922	97,945	46,012	460,932
Affiliated transfer agent fee payable	23,610	23,391	10,471	41,543
Deferred trustees’ fees	6,108	6,108	6,108	6,108
Distribution fee payable	45,406	45,911	20,671	27,818
Dividends payable	—	—	—	—
Due to broker for variation margin	—	—	—	88,320
Options written(E)	—	—	—	—
Payments received for swap agreements	—	—	—	—
Unrealized depreciation on swaps	—	—	—	—
Unrealized depreciation on forward currency contracts	—	—	—	—
Securities sold short, at value(F)	—	—	—	—
Total liabilities	8,898,636	6,893,277	20,665,571	139,451,369

NET ASSETS	$204,404,167	$200,605,344	$96,162,917	$960,035,404

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	141

Statement of Assets and Liabilities October 31, 2011 (continued)

	LARGE CAPITALIZATION GROWTH PORTFOLIO	LARGE CAPITALIZATION VALUE PORTFOLIO	SMALL CAPITALIZATION GROWTH PORTFOLIO	SMALL CAPITALIZATION VALUE PORTFOLIO
Net assets were comprised of:
Shares of beneficial interest, at par	$15,003	$20,179	$8,671	$47,243
Paid-in capital, in excess of par	201,534,305	265,161,264	111,649,928	791,811,339
	201,549,308	265,181,443	111,658,599	791,858,582
Undistributed net investment income (loss)	289,690	2,532,739	(6,108)	7,392,063
Accumulated net realized gains (losses)	(41,878,468)	(93,854,511)	(29,758,740)	17,743,802
Net unrealized appreciation (depreciation)	44,443,637	26,745,673	14,269,166	143,040,957
Net assets, October 31, 2011	$204,404,167	$200,605,344	$96,162,917	$960,035,404
(A) Identified cost of unaffiliated investments	$153,312,609	$168,446,205	$81,402,851	$768,762,263
(B) Identified cost of affiliated investments	$12,956,905	$11,445,656	$20,853,670	$181,169,360
(C) Identified cost of repurchase agreements	—	—	—	—
(D) Identified cost of currency	—	—	—	—
(E) Premiums received from options written	—	—	—	—
(F) Proceeds received from short sales	—	—	—	—
(G) Including securities on loan of	$6,425,843	$5,784,691	$19,067,703	$125,093,334

NET ASSET VALUE:
Class R:
Net Assets	$112,254,775	$113,434,350	$52,325,340	$69,790,336
Shares Outstanding	8,277,589	11,437,707	4,769,952	3,460,247
Net asset value, offering price and redemption price per share	$13.56	$9.92	$10.97	$20.17
Class T:
Net Assets	$92,149,392	$87,170,994	$43,837,577	$890,245,068
Shares Outstanding	6,725,605	8,740,911	3,900,904	43,783,103
Net asset value, offering price and redemption price per share	$13.70	$9.97	$11.24	$20.33

See Notes to Financial Statements.

142	THE TARGET PORTFOLIO TRUST

Statement of Assets and Liabilities October 31, 2011 (continued)

	INTERNATIONAL EQUITY PORTFOLIO	TOTAL RETURN BOND PORTFOLIO	INTERMEDIATE- TERM BOND PORTFOLIO	MORTGAGE BACKED SECURITIES PORTFOLIO

ASSETS
Investments, at value(G):
Unaffiliated investments(A)	$281,815,803	$440,117,109	$190,493,619	$46,332,079
Affiliated investments(B)	8,014,802	715,090	—	10,898,071
Repurchase agreements(C)	—	8,200,000	—	—
Cash	—	—	1,632,121	—
Deposit with broker	—	532,851	315,562	280,000
Foreign currency, at value(D)	780,733	125,803	331,239	—
Receivable for Trust shares sold	247,728	597,938	255,141	1,054,383
Dividends and interest receivable	758,714	3,393,809	1,685,335	113,584
Receivable for investments sold	—	59,543,906	2,398,491	3,758,207
Receivable for foreign tax reclaim	397,251	—	—	—
Due from broker for variation margin	—	544,122	—	—
Payments made for swap agreements	—	452,257	675,103	—
Unrealized appreciation on swaps	—	1,950,921	1,624,407	1,115
Unrealized appreciation on forward currency contracts	257,754	725,465	131,812	—
Due from affiliated transfer agent	38,805	—	—	—
Prepaid expenses and other assets	5,099	5,885	3,144	717
Total assets	292,316,689	516,905,156	199,545,974	62,438,156

LIABILITIES
Collateral for securities on loan	—	—	—	—
Payable for Trust shares reacquired	259,118	847,553	963,006	25,731
Payable for investments purchased	—	76,166,059	11,747,357	23,610,016
Accrued expenses and other liabilities	155,188	171,366	121,176	68,688
Management fee payable	167,343	144,773	69,832	12,911
Affiliated transfer agent fee payable	—	29,999	12,025	314
Deferred trustees’ fees	6,108	6,108	6,108	6,108
Payable to custodian	—	26,045,941	—	—
Distribution fee payable	44,123	53,458	—	—
Dividends payable	—	7,916	9,947	4,022
Due to broker	—	2,140,000	830,000	—
Due to broker for variation margin	—	—	5,841	11,897
Options written(E)	—	351,457	304,259	—
Payments received for swap agreements	—	1,006,838	666,802	11,338
Unrealized depreciation on swaps	—	467,290	173,461	287,943
Unrealized depreciation on forward currency contracts	—	2,728,717	2,265,528	—
Securities sold short, at value(F)	—	24,302,656	—	3,118,125
Total liabilities	631,880	134,470,131	17,175,342	27,157,093

NET ASSETS	$291,684,809	$382,435,025	$182,370,632	$35,281,063

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	143

Statement of Assets and Liabilities October 31, 2011 (continued)

	INTERNATIONAL EQUITY PORTFOLIO	TOTAL RETURN BOND PORTFOLIO	INTERMEDIATE- TERM BOND PORTFOLIO	MORTGAGE BACKED SECURITIES PORTFOLIO
Net assets were comprised of:
Shares of beneficial interest, at par	$26,365	$34,777	$17,375	$3,304
Paid-in capital, in excess of par	330,930,857	372,870,794	179,310,492	37,355,712
	330,957,222	372,905,571	179,327,867	37,359,016
Undistributed net investment income (loss)	4,975,136	925,539	3,412,137	92,501
Accumulated net realized gains (losses)	(34,028,134)	(910,919)	(182,667)	(3,805,939)
Net unrealized appreciation (depreciation)	(10,219,415)	9,514,834	(186,705)	1,635,485
Net assets, October 31, 2011	$291,684,809	$382,435,025	$182,370,632	$35,281,063
(A) Identified cost of unaffiliated investments	$292,319,920	$430,150,448	$190,831,465	$44,402,924
(B) Identified cost of affiliated investments	$8,014,802	$715,090	$—	$10,898,071
(C) Identified cost of repurchase agreements	—	$8,200,000	—	—
(D) Identified cost of currency	$764,003	$126,291	$324,307	—
(E) Premiums received from options written	—	$416,073	$580,005	—
(F) Proceeds received from short sales	—	$24,256,875	—	$3,112,500
(G) Including securities on loan of	—	—	—	—

NET ASSET VALUE:
Class Q:
Net Assets	$108,377,842	—	—	—
Shares Outstanding	9,766,806	—	—	—
Net asset value, offering price and redemption price per share	$11.10	—	—	—
Class R:
Net Assets	$108,715,111	$127,837,228	—	—
Shares Outstanding	9,865,592	11,680,684	—	—
Net asset value, offering price and redemption price per share	$11.02	$10.94	—	—
Class T:
Net Assets	$74,591,856	$254,597,797	$182,370,632	$35,281,063
Shares Outstanding	6,732,333	23,096,081	17,375,154	3,303,971
Net asset value, offering price and redemption price per share	$11.08	$11.02	$10.50	$10.68

See Notes to Financial Statements.

144	THE TARGET PORTFOLIO TRUST

Statement of Operations

Year Ended October 31, 2011

	LARGE CAPITALIZATION GROWTH PORTFOLIO	LARGE CAPITALIZATION VALUE PORTFOLIO	SMALL CAPITALIZATION GROWTH PORTFOLIO	SMALL CAPITALIZATION VALUE PORTFOLIO

NET INVESTMENT INCOME (LOSS)
Income
Unaffiliated dividend income	$2,642,812	$5,475,381	$476,569	$15,405,073
Affiliated dividend income	11,046	9,111	1,891	105,370
Less: Foreign withholding taxes	(23,722)	(35,608)	—	(79,251)
Affiliated income from securities lending, net	58,178	24,416	156,187	1,041,607
Unaffiliated interest	—	—	—	594
Total income	2,688,314	5,473,300	634,647	16,473,393
Expenses
Management fee	1,272,088	1,248,166	587,312	5,615,636
Loan interest expense (Note 7)	530	245	1,776	—
Distribution fee—Class R	546,624	542,035	237,734	316,759
Transfer agent’s fees and expenses(a)	233,000	217,000	119,000	463,000
Custodian’s fees and expenses	134,000	101,000	63,000	230,000
Reports to shareholders	42,000	56,000	51,000	119,000
Registration fees	31,000	32,000	30,000	47,000
Legal fees	19,000	18,000	17,000	25,000
Trustees’ fees	15,000	15,000	12,000	33,000
Audit fees	25,000	25,000	26,000	33,000
Miscellaneous	15,726	20,685	16,200	34,155
Total expenses	2,333,968	2,275,131	1,161,022	6,916,550
Net investment income (loss)	354,346	3,198,169	(526,375)	9,556,843

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (Note 8)	19,332,685	10,800,354	19,144,294	51,859,119
Futures transactions	—	—	—	(14,955)
Foreign currency transactions	(653)	—	—	—
Options written transactions	—	—	—	—
Swap agreement transactions	—	—	—	—
Short sale transactions	—	—	—	—
Total net realized gain (loss)	19,332,032	10,800,354	19,144,294	51,844,164
Net change in unrealized appreciation (depreciation) on:
Investments	(5,555,671)	(5,810,052)	(4,951,558)	2,920,953
Futures	—	—	—	286,000
Foreign currencies	(1,488)	—	—	—
Options written	—	—	—	—
Swaps	—	—	—	—
Short sales	—	—	—	—
Net change in unrealized appreciation (depreciation)	(5,557,159)	(5,810,052)	(4,951,558)	3,206,953
Net gain (loss)	13,774,873	4,990,302	14,192,736	55,051,117

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,129,219	$8,188,471	$13,666,361	$64,607,960
(a) Including affiliated expense of	$144,000	$143,000	$63,000	$265,000

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	145

Statement of Operations

Year Ended October 31, 2011 (continued)

	INTERNATIONAL EQUITY PORTFOLIO	TOTAL RETURN BOND PORTFOLIO	INTERMEDIATE- TERM BOND PORTFOLIO	MORTGAGE BACKED SECURITIES PORTFOLIO

NET INVESTMENT INCOME (LOSS)
Income
Unaffiliated dividend income	$10,434,850	$—	$—	$—
Affiliated dividend income	5,572	3,279	1,293	11,110
Less: Foreign withholding taxes	(839,482)	—	—	—
Unaffiliated interest	—	13,373,290	6,871,300	1,930,168
Total income	9,600,940	13,376,569	6,872,593	1,941,278
Expenses
Management fee	1,887,287	1,652,205	946,565	153,936
Interest expense	—	—	6,125	—
Loan interest expense (Note 7)	927	—	—	—
Distribution fee—Class R	469,396	589,633	—	—
Transfer agent’s fees and expenses(a)	229,000	339,000	119,000	31,000
Custodian’s fees and expenses	225,000	149,000	116,000	60,000
Reports to shareholders	60,000	78,000	57,000	24,000
Registration fees	38,000	38,000	31,000	16,000
Legal fees	26,000	20,000	19,000	16,000
Trustees’ fees	19,000	18,000	15,000	10,000
Audit fees	33,000	61,000	57,000	33,000
Miscellaneous	47,152	31,539	21,006	7,396
Total expenses	3,034,762	2,976,377	1,387,696	351,332
Net investment income (loss)	6,566,178	10,400,192	5,484,897	1,589,946

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(3,087,139)	(699,753)	1,462,892	1,326,545
Futures transactions	—	1,365,591	2,663,153	(228,918)
Foreign currency transactions	(1,006,748)	(164,903)	1,031,091	—
Options written transactions	—	1,130,482	(40,613)	2,000
Swap agreement transactions	—	(242,261)	(269,944)	(204,145)
Short sale transactions	—	(1,318,535)	(3,775)	(49,946)
Total net realized gain (loss)	(4,093,887)	70,621	4,842,804	845,536
Net change in unrealized appreciation (depreciation) on:
Investments and other assets	(24,035,994)	(1,720,084)	(5,767,312)	(673,874)
Futures	—	323,227	798,225	34,828
Foreign currencies	725,599	(1,140,869)	(1,995,089)	—
Options written	—	419,785	63,879	—
Swaps	—	1,058,144	957,649	(72,272)
Short sales	—	(45,781)	—	(1,594)
Net change in unrealized appreciation (depreciation)	(23,310,395)	(1,105,578)	(5,942,648)	(712,912)
Net gain (loss)	(27,404,282)	(1,034,957)	(1,099,844)	132,624

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(20,838,104)	$9,365,235	$4,385,053	$1,722,570
(a) Including affiliated expense of	$158,000	$163,000	$11,000	$2,000

See Notes to Financial Statements.

146	THE TARGET PORTFOLIO TRUST

Statement of Changes in Net Assets

	LARGE CAPITALIZATION GROWTH PORTFOLIO
	Year Ended October 31, 2011	Year Ended October 31, 2010

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$354,346	$464,882
Net realized gain on investment and foreign currency transactions	19,332,032	13,477,694
Net change in unrealized appreciation (depreciation) of investments	(5,557,159)	20,487,297
Net increase in net assets resulting from operations	14,129,219	34,429,873
Dividends and Distributions (Note 1)
Dividends from net investment income
Class R	—	(252,959)
Class T	(310,242)	(965,944)
Total dividends from net investment income	(310,242)	(1,218,903)
Trust share transactions (Note 6)
Net proceeds from shares sold	45,987,894	44,744,200
Net asset value of shares issued in reinvestment of dividends and distributions	302,077	1,210,988
Cost of shares reacquired	(65,930,611)	(63,159,146)
Net decrease in net assets from Trust share transactions	(19,640,640)	(17,203,958)
Total increase (decrease)	(5,821,663)	16,007,012

NET ASSETS
Beginning of year	210,225,830	194,218,818
End of year(a)	$204,404,167	$210,225,830
(a) Includes undistributed net investment income of	$289,690	$246,239

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	147

Statement of Changes in Net Assets (continued)

	LARGE CAPITALIZATION VALUE PORTFOLIO
	Year Ended October 31, 2011	Year Ended October 31, 2010

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$3,198,169	$3,112,471
Net realized gain on investment and foreign currency transactions	10,800,354	3,741,835
Net change in unrealized appreciation (depreciation) of investments	(5,810,052)	18,096,224
Net increase in net assets resulting from operations	8,188,471	24,950,530
Dividends and Distributions (Note 1)
Dividends from net investment income
Class R	(1,256,153)	(1,209,413)
Class T	(1,800,447)	(2,603,094)
Total dividends from net investment income	(3,056,600)	(3,812,507)
Trust share transactions (Note 6)
Net proceeds from shares sold	50,859,161	46,507,821
Net asset value of shares issued in reinvestment of dividends and distributions	3,009,450	3,783,736
Cost of shares reacquired	(64,799,524)	(63,503,068)
Net decrease in net assets from Trust share transactions	(10,930,913)	(13,211,511)
Total increase (decrease)	(5,799,042)	7,926,512

NET ASSETS
Beginning of year	206,404,386	198,477,874
End of year(a)	$200,605,344	$206,404,386
(a) Includes undistributed net investment income of	$2,532,739	$2,391,170

See Notes to Financial Statements.

148	THE TARGET PORTFOLIO TRUST

Statement of Changes in Net Assets (continued)

	SMALL CAPITALIZATION GROWTH PORTFOLIO
	Year Ended October 31, 2011	Year Ended October 31, 2010

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment loss	$(526,375)	$(349,906)
Net realized gain on investment and foreign currency transactions	19,144,294	6,988,091
Net change in unrealized appreciation (depreciation) of investments	(4,951,558)	13,470,527
Net increase in net assets resulting from operations	13,666,361	20,108,712
Trust share transactions (Note 6)
Net proceeds from shares sold	28,492,814	20,145,119
Net asset value of shares issued in reinvestment of dividends and distributions	—	—
Cost of shares reacquired	(38,798,427)	(28,258,975)
Net decrease in net assets from Trust share transactions	(10,305,613)	(8,113,856)
Capital Contributions (Note 6)
Proceeds from regulatory settlement	—	7,375
Total increase	3,360,748	12,002,231

NET ASSETS
Beginning of year	92,802,169	80,799,938
Endof year	$96,162,917	$92,802,169

See Notes to Financial Statements.

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Statement of Changes in Net Assets (continued)

	SMALL CAPITALIZATION VALUE PORTFOLIO
	Year Ended October 31, 2011	Year Ended October 31, 2010

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$9,556,843	$7,484,736
Net realized gain on investment and foreign currency transactions	51,844,164	32,146,699
Net change in unrealized appreciation (depreciation) of investments	3,206,953	103,825,102
Net increase in net assets resulting from operations	64,607,960	143,456,537
Dividends and Distributions (Note 1)
Dividends from net investment income
Class R	(251,514)	(285,001)
Class T	(7,554,613)	(6,778,937)
Total dividends from net investment income	(7,806,127)	(7,063,938)
Trust share transactions (Note 6)
Net proceeds from shares sold	346,237,356	277,617,518
Net asset value of shares issued in reinvestment of dividends and distributions	6,956,118	6,406,096
Cost of shares reacquired	(303,307,277)	(138,845,160)
Net increase in net assets from Trust share transactions	49,886,197	145,178,454
Total increase	106,688,030	281,571,053

NET ASSETS
Beginning of year	853,347,374	571,776,321
End of year(a)	$960,035,404	$853,347,374
(a) Includes undistributed net investment income of	$7,392,063	$5,640,605

See Notes to Financial Statements.

150	THE TARGET PORTFOLIO TRUST

Statement of Changes in Net Assets (continued)

	INTERNATIONAL EQUITY PORTFOLIO
	Year Ended October 31, 2011	Year Ended October 31, 2010

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$6,566,178	$2,737,931
Net realized gain on investment and foreign currency transactions	(4,093,887)	1,822,323
Net change in unrealized appreciation (depreciation) of investments	(23,310,395)	13,736,760
Net increase (decrease) in net assets resulting from operations	(20,838,104)	18,297,014
Dividends and Distributions (Note 1)
Dividends from net investment income
Class Q	—	—
Class R	(924,975)	(604,417)
Class T	(1,553,315)	(1,685,394)
Total dividends from net investment income	(2,478,290)	(2,289,811)
Trust share transactions (Note 6)
Net proceeds from shares sold	199,728,217	40,858,239
Net asset value of shares issued in reinvestment of dividends and distributions	2,450,416	2,280,694
Cost of shares reacquired	(65,389,746)	(57,647,930)
Net increase (decrease) in net assets from Trust share transactions	136,788,887	(14,508,997)
Capital Contributions (Note 6)
Proceeds from regulatory settlement	—	523,739
Total increase	113,472,493	2,021,945

NET ASSETS
Beginning of year	178,212,316	176,190,371
End of year(a)	$291,684,809	$178,212,316
(a) Includes undistributed net investment income of	$4,975,136	$1,866,176

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	151

Statement of Changes in Net Assets (continued)

	TOTAL RETURN BOND PORTFOLIO
	Year Ended October 31, 2011	Year Ended October 31, 2010

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$10,400,192	$10,376,939
Net realized gain on investment and foreign currency transactions	70,621	12,926,086
Net change in unrealized appreciation (depreciation) of investments	(1,105,578)	7,924,408
Net increase in net assets resulting from operations	9,365,235	31,227,433
Dividends and Distributions (Note 1)
Dividends from net investment income
Class R	(2,958,289)	(2,384,900)
Class T	(7,513,396)	(7,867,421)
Total dividends from net investment income	(10,471,685)	(10,252,321)
Distributions from net realized gains
Class R	(3,301,173)	(1,880,114)
Class T	(8,246,685)	(5,451,974)
Total distributions from net realized gains	(11,547,858)	(7,332,088)
Trust share transactions (Note 6)
Net proceeds from shares sold	142,552,732	128,063,280
Net asset value of shares issued in reinvestment of dividends and distributions	22,062,856	17,608,459
Cost of shares reacquired	(139,477,523)	(78,606,814)
Net increase in net assets from Trust share transactions	25,138,065	67,064,925
Capital Contributions (Note 6)
Proceeds from regulatory settlement	—	3,012
Total increase	12,483,757	80,710,961

NET ASSETS
Beginning of year	369,951,268	289,240,307
Endof year(a)	$382,435,025	$369,951,268
(a) Includes undistributed net investment income of	$925,539	$532,734

See Notes to Financial Statements.

152	THE TARGET PORTFOLIO TRUST

Statement of Changes in Net Assets (continued)

	INTERMEDIATE-TERM BOND PORTFOLIO
	Year Ended October 31, 2011	Year Ended October 31, 2010

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$5,484,897	$6,274,976
Net realized gain on investment and foreign currency transactions	4,842,804	11,968,992
Net change in unrealized appreciation (depreciation) of investments	(5,942,648)	3,474,463
Net increase (decrease) in net assets resulting from operations	4,385,053	21,718,431
Dividends and Distributions (Note 1)
Dividends from net investment income	(7,492,175)	(6,490,702)
Distributions from net realized gains	(8,139,626)	(12,338,752)
Trust share transactions (Note 6)
Net proceeds from shares sold	35,487,485	63,494,251
Net asset value of shares issued in reinvestment of dividends and distributions	15,323,051	18,426,780
Cost of shares reacquired	(106,009,822)	(81,516,531)
Net increase (decrease) in net assets from Trust share transactions	(55,199,286)	404,500
Capital Contributions (Note 6)
Proceeds from regulatory settlement	—	6,361
Total increase (decrease)	(66,446,034)	3,299,838

NET ASSETS
Beginning of year	248,816,666	245,516,828
End of year(a)	$182,370,632	$248,816,666
(a) Includes undistributed net investment income	$3,412,137	$1,696,181

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	153

Statement of Changes in Net Assets (continued)

	MORTGAGE BACKED SECURITIES PORTFOLIO
	Year Ended October 31, 2011	Year Ended October 31, 2010

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$1,589,946	$2,017,958
Net realized gain on investment transactions	845,536	594,760
Net change in unrealized appreciation (depreciation) of investments	(712,912)	1,783,455
Net increase in net assets resulting from operations	1,722,570	4,396,173
Dividends and Distributions (Note 1)
Dividends from net investment income	(1,498,727)	(2,036,104)
Trust share transactions (Note 6)
Net proceeds from shares sold	10,685,987	3,562,213
Net asset value of shares issued in reinvestment of dividends and distributions	1,484,331	2,071,518
Cost of shares reacquired	(13,269,886)	(12,948,810)
Net decrease in net assets from Trust share transactions	(1,099,568)	(7,315,079)
Total decrease	(875,725)	(4,955,010)

NET ASSETS
Beginning of year	36,156,788	41,111,798
End of year(a)	$35,281,063	$36,156,788
(a) Includes undistributed net investment income of	$92,501	$104,288

See Notes to Financial Statements.

154	THE TARGET PORTFOLIO TRUST

Notes to Financial Statements

The TARGET Portfolio Trust (the “Trust”) is an open-end management investment company. The Trust was established as a Delaware business trust on July 29, 1992 and consists of eight separate portfolios (the “Portfolio” or “Portfolios”). All the Portfolios are diversified, as defined under the Investment Company Act of 1940, as amended, (“1940 Act”). Investment operations commenced on January 5, 1993.

The Portfolios and their investment objectives are as follows:

•

Large Capitalization Growth Portfolio—long-term capital appreciation through investment primar- ily in stocks of large corporations that, in the investment adviser’s opinion, should have earnings growth faster than that of the S&P 500;

•

Large Capitalization Value Portfolio—total return consisting of capital appreciation and dividend income through investment primarily in stocks of large corporations that, in the adviser’s opinion, are undervalued;

•

Small Capitalization Growth Portfolio—maximum capital appreciation through investment primar- ily in small company common stocks that, in the investment adviser’s opinion, should have earnings growth faster than that of the U.S. economy in general;

•

Small Capitalization Value Portfolio—above average capital appreciation through investment in small company common stocks that, in the adviser’s opinion, are undervalued or overlooked in the marketplace;

•	International Equity Portfolio—capital appreciation through investment primarily in stocks of companies domiciled outside the United States;

•

Total Return Bond Portfolio—total return of current income and capital appreciation through investment primarily in fixed-income securities of varying maturities with a dollar-weighted average portfolio maturity of more than four years but not more than fifteen years;

•

Intermediate-Term Bond Portfolio—current income and reasonable stability of principal through investment primarily in high quality fixed-income securities of varying maturities with a dollar-weighted average portfolio maturity of more than three years but not more than ten years;

•

Mortgage Backed Securities Portfolio—high current income primarily and capital appreciation secondarily, each consistent with the protection of capital through investment primarily in mortgage related securities;

The ability of issuers of debt securities held by the Portfolios to meet their obligations may be affected by economic or political developments in a specific industry, region or country.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust and the Portfolios in the preparation of its financial statements.

Securities Valuations: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such

THE TARGET PORTFOLIO TRUST	155

day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor(s), to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and ask prices on such exchange or at the last bid price in the absence of an asked price. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Portfolio’s pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Certain Portfolios may hold illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Each Portfolio may hold up to 15% of its net assets in illiquid securities.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of the valuation.

U.S. Government securities, for which market quotations are available, are valued at a price provided by an independent pricing agent or primary dealer (a dealer that trades in U.S. Government securities within the Federal Reserve System).

Short-term debt securities of sufficient credit quality held by the Portfolios, which mature in 60 days or less, are valued at amortized cost, which approximates fair value. Short-term debt securities held by such Portfolios, which mature in more than 60 days, are valued at fair value.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Trust’s policy that its custodian or designated sub custodians under tri-party repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults, and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets

156	THE TARGET PORTFOLIO TRUST

equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statements of Operations as a net realized gain or loss on financial futures contracts.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing interest rates and to manage yield curve and duration. The Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Certain Portfolios entered into equity index futures contracts to gain market exposure. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Portfolio maintains a segregated account of securities or other liquid assets, the dollar value of which is at least equal to its obligation with respect to financial futures contracts. Financial futures contracts involve certain elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at period end. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Forward Foreign Currency Contracts: A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios entered into forward foreign currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on

THE TARGET PORTFOLIO TRUST	157

foreign currency transactions. Gains or losses are realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A master netting agreement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Options: Certain Portfolios purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates and foreign currency exchange rates with respect to securities or currencies which the Portfolio currently owns or intends to purchase. Certain Portfolios also used purchased options to gain exposure to certain securities or foreign currencies. The Portfolios’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Portfolio realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Portfolio has realized a gain or loss. The difference between the premium and the amount received or paid on affecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gains or losses on purchased options are included in net realized gains or losses on investment transactions. Gains or losses on written options are presented separately as net realized gains or losses on options written.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. Over-the-counter options involve the risk of the potential inability of the counterparties to meet the terms of their contracts.

With exchange-traded futures and options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and options, and guarantees the futures and options contracts against default.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

158	THE TARGET PORTFOLIO TRUST

Short Sales: Certain Portfolios of the Trust may make short sales of securities as a method of hedging potential price declines in similar securities owned. The Portfolio may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it will borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than the proceeds originally received, respectively, and is presented in the Statement of Operations as net realized gain or loss on short sales. The Portfolio maintains a segregated account of securities or other liquid assets, the dollar value of which is at least equal to its obligation with respect to short sales.

Swap Agreements: Certain Portfolios may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed either directly with counterparty (“OTC Traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange Traded”). Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Upon entering into an exchange traded swap, the Portfolio pledges with the cleaning broker an initial margin and thereafter, pays or receives an amount, known as “variation margin”, based on daily changes in valuation of swap contract. Payments received or paid by the Portfolio are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Interest Rate Swaps: Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Certain Portfolios used interest rate swaps to generate steady cash flow by receiving a stream of fixed rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. Certain Portfolios purchased credit default swaps to provide a measure of protection against defaults of the issuers. Certain Portfolios used credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Certain Portfolios took an active short position with respect to the likelihood of a particular issuer’s default by selling credit default swaps. The Portfolio’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the notional value of a credit default swap agreement. A master netting

THE TARGET PORTFOLIO TRUST	159

arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

As a seller of protection on credit default swap agreements, a Portfolio will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively increase investment risk to its portfolio because, in addition to its total net assets, a Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be equal the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment and/or performance risk. Wider credit spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Total Return Swap: In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. The Portfolio is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. Mortgage Backed Securities entered into total return swaps to manage its exposure to an index. The Portfolio’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

160	THE TARGET PORTFOLIO TRUST

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of October 31, 2011, none of the Portfolios have met conditions under such agreements, which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Warrants and Rights: Certain Portfolios hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolio until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures.

The Portfolios invested in various derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk, foreign exchange risk and interest rate risk.

The effect of such derivative instruments on each Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2011 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Small Capitalization Value
Equity contracts	Due to broker for variation margin	$351,080	*	—	—

International Equity
Foreign exchange contracts	Unrealized appreciation on forward currency contracts	$257,754		—	—

THE TARGET PORTFOLIO TRUST	161

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Total Return Bond
Interest rate contracts	Due from broker for variation margin	$78,762	*	Due from broker for variation margin	$40,320	*
Interest rate contracts	Payments made for swap agreements	38,928		Payments received for swap agreements	783,477
Interest rate contracts	Unrealized appreciation on swaps	1,501,320		Unrealized depreciation on swaps	42,772
Interest rate contracts	—	—		Options written	302,460
Foreign exchange contracts	Unrealized appreciation on forward currency contracts	725,465		Unrealized depreciation on forward currency contracts	2,728,717
Credit contracts	Unrealized appreciation on swaps	449,601		Unrealized depreciation on swaps	424,518
Credit contracts	Payments made for swap agreements	413,329		Payments received for swap agreements	223,361
Credit contracts	—	—		Options written	48,997

Total		$3,207,405			$4,594,622

Intermediate-Term Bond
Interest rate contracts	Due to broker for variation margin	$798,225	*	—	$—
Interest rate contracts	Unaffiliated investments	284,918		Options written	304,259
Interest rate contracts	Unrealized appreciation on swaps	765,126		Unrealized depreciation on swaps	26,677
Interest rate contracts	Payments made for swap agreements	234,598		Payments received for swap agreements	64,172
Foreign exchange contracts	Unrealized appreciation on forward currency contracts	131,812		Unrealized depreciation on forward currency contracts	2,265,528
Credit contracts	Unrealized appreciation on swaps	859,281		Unrealized depreciation on swaps	146,784
Credit contracts	Payments made for swap agreements	440,505		Payments received for swap agreements	602,630

Total		$3,514,465			$3,410,050

Mortgage Backed Securities
Interest rate contracts	Due to broker for variation margin	$6,797	*	Due to broker for variation margin	$8,014	*
Interest rate contracts	—	—		Unrealized depreciation on swaps	281,588
Equity contracts	Unrealized appreciation on swaps	1,115		Unrealized depreciation on swaps	6,355
Equity contracts	—	—		Payments received for swap agreements	11,338

Total		$7,912			$307,295

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Portfolio of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

162	THE TARGET PORTFOLIO TRUST

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Options Purchased	Futures	Options Written	Swaps	Forward Currency Contracts	Total
Small Capitalization Value
Interest rate contracts	$—	$—	$124,031	$—	$—	$—	$124,031
Equity contracts	—	—	(138,986)	—	—	—	(138,986)

Total	$—	$—	$(14,955)	$—	$—	$—	$(14,955)

International Equity
Foreign exchange contracts	$—	$—	$—	$—	$—	$(844,819)	$(844,819)
Equity contracts	(3,145)	—	—	—	—	—	(3,145)

Total	$(3,145)	$—	$—	$—	$—	$(844,819)	$(847,964)

Total Return Bond
Interest rate contracts	$—	$—	$1,365,591	$911,279	$(482,956)	$—	$1,793,914
Foreign exchange contracts	—	—	—	35,090	—	(588,957)	(553,867)
Credit contracts	—	—	—	184,113	240,695	—	424,808

Total	$—	$—	$1,365,591	$1,130,482	$(242,261)	$(588,957)	$1,664,855

Intermediate-Term Bond
Interest rate contracts	$—	$—	$2,627,165	$(40,613)	$(550,818)	$—	$2,035,734
Foreign exchange contracts	—	—	35,988	—	—	926,724	962,712
Credit contracts	—	—	—	—	280,874	—	280,874

Total	$—	$—	$2,663,153	$(40,613)	$(269,944)	$926,724	$3,279,320

Mortgage Backed Securities
Interest rate contracts	$—	$(4,400)	$(228,918)	$2,000	$(142,065)	$—	$(373,383)
Credit contracts	—	—	—	—	(62,080)	—	(62,080)

Total	$—	$(4,400)	$(228,918)	$2,000	$(204,145)	$—	$(435,463)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Options Purchased	Futures	Options Written	Swaps	Forward Currency Contracts	Total
Small Capitalization Value
Equity contracts	$—	$—	$286,000	$—	$—	$—	$286,000

International Equity
Foreign exchange contracts	$—	$—	$—	$—	$—	$816,513	$816,513
Equity contracts	(71,092)	—	—	—	—	—	(71,092)

Total	$(71,092)	$—	$—	$—	$—	$816,513	$745,421

Total Return Bond
Interest rate contracts	$—	$—	$323,227	$576,763	$1,219,265	$—	$2,119,255
Foreign exchange contracts	—	—	—	(9,491)	—	(1,142,893)	(1,152,384)
Credit contracts	—	—	—	(147,487)	(161,121)	—	(308,608)

Total	$—	$—	$323,227	$419,785	$1,058,144	$(1,142,893)	$658,263

THE TARGET PORTFOLIO TRUST	163

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Options Purchased	Futures	Options Written	Swaps	Forward Currency Contracts	Total
Intermediate-Term Bond
Interest rate contracts	$—	$74,452	$798,225	$63,879	$541,654	$—	$1,478,210
Foreign exchange contracts	—	—	—	—	—	(1,998,549)	(1,998,549)
Credit contracts	—	—	—	—	415,995	—	415,995

Total	$—	$74,452	$798,225	$63,879	$957,649	$(1,998,549)	$(104,344)

Mortgage Backed Securities
Interest rate contracts	$—	$—	$34,828	$—	$(67,032)	$—	$(32,204)
Equity contracts	—		—	—	(5,240)	—	(5,240)

Total	$—	$—	$34,828	$—	$(72,272)	$—	$(37,444)

For the year ended October 31, 2011, the average volume of derivative activities are as follows:

Portfolio	Options Purchased(1)	Options Written(2)	Futures Contracts - Long Positions(3)	Futures Contracts - Short Positions(3)	Forward foreign currency exchange purchase contracts(4)
Small Capitalization Value	$—	$—	$2,142,462	$—	$—
International Equity	—	—	—	—	1,666,653
Total Return Bond	—	769,856	149,248,771	7,271,931	39,872,312
Intermediate-Term Bond	42,093	447,334	108,587,992	—	27,688,310
Mortgage Backed Securities	—	—	5,261,533	9,784,115	—

Portfolio	Forward foreign currency exchange sale contracts(5)	Interest rate swap agreements(6)	Credit default swap agreements - Buy Protection(6)	Credit default swap agreements - Sell Protection(6)	Total Return swap agreements(6)
Small Capitalization Value	$—	$—	$—	$—	$—
International Equity	6,627,255	—	—	—	—
Total Return Bond	57,477,559	57,395,744	48,336,920	1,540,000	—
Intermediate-Term Bond	28,954,342	22,015,241	5,681,154	24,185,000	—
Mortgage Backed Securities	—	7,750,000	—	—	708,657

(1)	Cost.
(2)	Premium Received.
(3)	Value at Trade Date.
(4)	Value at Settlement Date Payable.
(5)	Value at Settlement Date Receivable.
(6)	Notional Amount.

Securities Lending: The Portfolio may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail

164	THE TARGET PORTFOLIO TRUST

financially, the Portfolio has the right to repurchase the securities using the collateral in the open market. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Portfolio also continues to receive interest and dividends or amounts equivalent thereto on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

When-Issued/Delayed Delivery Securities: Certain Portfolios may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount of debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Trust’s expenses are allocated to the respective Portfolios on the basis of relative net assets except for expenses that are charged directly at the Portfolio or class level.

Dividends and Distributions: The Total Return Bond Portfolio, Intermediate-Term Bond Portfolio, and Mortgage Backed Securities Portfolio declare dividends of their net investment income daily and pay such dividends monthly. All other Portfolios declare and pay a dividend from net investment income, if any, at least annually. Each Portfolio declares and pays its net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on ex-dividend date. Permanent book/ tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital, in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Portfolio in the Trust is treated as a separate tax-paying entity. It is each Portfolio’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest and dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

THE TARGET PORTFOLIO TRUST	165

Note 2. Agreements

The Trust’s manager is Prudential Investments LLC (“PI”). PI manages the investment operations of the Trust, administers the Trust’s affairs and is responsible for the selection, subject to review and approval of the Trustees, of the sub-advisers. PI supervises the sub-advisers’ performance of advisory services and makes recommendations to the Trustees as to whether the sub-advisers’ contracts should be renewed, modified or terminated. PI pays for the costs pursuant to the advisory agreements, the cost of compensation of officers of the Trust, occupancy and certain clerical and accounting costs of the Trust. The Trust bears all other costs and expenses.

The sub-advisers noted below each furnished investment advisory services in connection with the manage- ment of the Portfolios. Each of the sub-advisers of the equity Portfolios—Large Capitalization Growth Portfolio, Large Capitalization Value Portfolio, Small Capitalization Growth Portfolio, Small Capitalization Value Portfolio and International Equity Portfolio—manages a portion of the assets of the respective Portfolios. In general, in order to maintain a division of assets between the sub-advisers as deemed appropriate by PI, all daily cash inflows (i.e., subscriptions and reinvested distributions) and outflows (i.e., redemptions and expense items) are divided between the sub-advisers, as PI deems appropriate. In order to maintain an approximate allocation between the sub-advisers in the ratio deemed appropriate by PI, a periodic rebalancing of each sub- adviser’s share of Portfolio assets may occur to account for market fluctuations.

At October 31, 2011, the sub-advisers that provide subadvisory services are:

Portfolio	Adviser
Large Capitalization Growth	Marsico Capital Management, LLC and Massachusetts Financial Services Company (MFS)
Large Capitalization Value	NFJ Investment Group LLC., Hotchkis and Wiley Capital Management, LLC and Eaton Vance Management
Small Capitalization Growth	Ashfield Capital Partners, LLC through February 24, 2011, Eagle Asset Management, Inc. and Emerald Mutual Fund Advisers Trust, effective on or about January 17, 2012
Small Capitalization Value	NFJ Investment Group L.P. , EARNEST Partners, LLC, Lee Munder Investments Limited, J.P. Morgan Investment Management, Inc. and Vaughan Nelson Investment Management, L.P.
International Equity	LSV Asset Management and Thornburg Investment Management, Inc.
Total Return Bond and Intermediate-Term Bond	Pacific Investment Management Company LLC
Mortgage Backed Securities	Wellington Management Company, LLP

The management fee payable to PI is computed daily and paid monthly, at an annual rate of the average daily net assets of the Portfolios specified below and PI, in turn, pays each sub-adviser a fee for its services.

Portfolio	Contracted & Effective Management Fee
Large Capitalization Growth	0.60%
Large Capitalization Value	0.60%
Small Capitalization Growth	0.60%
Small Capitalization Value	0.60%
International Equity	0.70%
Total Return Bond	0.45%
Intermediate-Term Bond	0.45%
Mortgage Backed Securities	0.45%

166	THE TARGET PORTFOLIO TRUST

The Trust has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class Q, Class R and Class T shares of the Trust. The Trust compensates PIMS for distributing and servicing the Trust’s Class R shares, pursuant to plan of distribution (the “Class R Plan”), regardless of expenses actually incurred by PIMS. The distribution fee is accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class T shares of the Trust.

Pursuant to the Class R Plan, the Trust compensates PIMS for distribution related activities at an annual rate of up to 0.75% of the average daily net assets of the Class R shares. For the year ended October 31, 2011, PIMS has contractually agreed to limit such fees to 0.50% of the average daily net assets of the Class R shares through February 28, 2013.

PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Trust’s transfer agent. Transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to non-affiliates where applicable.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Trust’s securities lending agent. For the year ended October 31, 2011, PIM was compensated for these services by the following Portfolios of the Trust:

Portfolio	PIM
Large Capitalization Growth	$18,264
Large Capitalization Value	7,277
Small Capitalization Growth	46,121
Small Capitalization Value	311,037

Certain Portfolios invest in the Prudential Core Taxable Money Market Series (the “Core Fund”), a series of the Prudential Investment Portfolios 2, registered under the 1940 Act, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments and U.S. Government securities, for the year ended October 31, 2011, were as follows:

Portfolio	Purchases	Sales
Large Capitalization Growth	$201,149,660	$224,258,343
Large Capitalization Value	86,889,416	99,766,487
Small Capitalization Growth	89,849,402	99,818,748
Small Capitalization Value	431,968,085	388,753,057
International Equity	182,200,959	50,545,,831
Total Return Bond	804,619,082	747,229,984
Intermediate-Term Bond	237,247,103	316,122,794
Mortgage Backed Securities	347,072,958	350,340,712

THE TARGET PORTFOLIO TRUST	167

Transactions in options written during the year ended October 31, 2011, were as follows:

Intermediate-Term Bond	Notional Amount (000)	Premium Received
Options outstanding at October 31, 2010	87,900	$480,660
Written options	16,300	548,883
Expired options	(34,330)	(152,184)
Closed options	(16,570)	(297,354)

Options outstanding at October 31, 2011	53,300	$580,005

Total Return Bond	Notional Amount (000)	Premium Received
Options outstanding at October 31, 2010	187,400	$1,305,138
Written options	557,904	720,033
Expired options	(133,040)	(811,855)
Closed options	(564,964)	(797,243)

Options outstanding at October 31, 2011	47,300	$416,073

Note 5. Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. In order to present undistributed net investment income or loss, accumulated net realized gains or losses and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to undistributed net investment income or loss, accumulated net realized gains or losses and paid-in capital in excess of par.

For the year ended October 31, 2011 the adjustments were as follows:

	Undistributed Net Investment Income or Loss	Accumulated Net Gains or Losses	Paid-In Capital In Excess of Par
Large Capitalization Growth(a)	$(653)	$653	$—
Small Capitalization Growth(b)	529,116	—	(529,116)
Small Capitalization Value(f),(g)	742	37,508	(38,250)
International Equity(a),(f)	(978,928)	978,928	—
Total Return Bond(a),(c),(d),(e),(g)	464,298	(464,298)	—
Intermediate-Term Bond(a),(c),(d),(e),(g)	3,723,234	(3,723,234)	—
Mortgage Backed Securities(a),(c),(e)	(103,006)	103,006	—

(a)	Reclassification of net foreign currency gain (loss).
(b)	Reclassification of net operating loss.
(c)	Reclassification of swap income.
(d)	Reclassification of income from defaulted securities.
(e)	Reclassification of paydowns.
(f)	Reclassification of PFIC adjustments.
(g)	Other book to tax differences.

168	THE TARGET PORTFOLIO TRUST

Net investment income or loss, net realized gains or losses and net assets were not affected by these adjustments.

For the fiscal year ended October 31, 2011, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

	Ordinary Income	Long-Term Capital Gains	Total Dividends and Distributions
Large Capitalization Growth	$310,242	$—	$310,242
Large Capitalization Value	3,056,600	—	3,056,600
Small Capitalization Value	7,806,127	—	7,806,127
International Equity	2,478,920	—	2,478,920
Total Return Bond	18,187,248	3,832,295	22,019,543
Intermediate-Term Bond	13,936,786	1,695,015	15,631,801
Mortgage Backed Securities	1,498,727	—	1,498,727

For the fiscal year ended October 31, 2010, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

	Ordinary Income	Long-Term Capital Gains	Total Dividends and Distributions
Large Capitalization Growth	$1,218,903	$—	$1,218,903
Large Capitalization Value	3,812,507	—	3,812,507
Small Capitalization Value	7,063,938		7,063,938
International Equity	2,289,811	—	2,289,811
Total Return Bond	17,584,409	—	17,584,409
Intermediate-Term Bond	14,470,943	4,358,511	18,829,454
Mortgage Backed Securities	2,036,104	—	2,036,104

For federal income tax purposes, dividends from net investment income and distributions from short-term capital gains are taxable as ordinary income. Long-term capital gain distributions are taxable as such.

As of October 31, 2011, the Portfolios had the following amounts of accumulated undistributed earnings on a tax basis:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
Large Capitalization Growth	$295,798	$—
Large Capitalization Value	2,538,847	—
Small Capitalization Value	7,445,969	29,365,321
International Equity	5,377,398	—
Total Return Bond	190,547	—
Intermediate-Term Bond	2,903,067	969,520
Mortgage Backed Securities	102,273	—

THE TARGET PORTFOLIO TRUST	169

These amounts may differ from the amounts shown on the Statement of Assets and Liabilities primarily due to cumulative timing differences between financial and tax reporting.

For federal income tax purposes, certain Portfolios had capital loss carryforwards as of October 31, 2011 of approximately:

	Expiring October 31,
	2012	2013	2014	2015	2016	2017	2018	2019	Total
Large Capitalization Growth	$—	$—	$—	$—	$4,808,000	$32,835,000	$—	$—	$37,643,000
Large Capitalization Value	—	—	—	—	8,553,000	74,753,000	221,000	—	83,527,000
Small Capitalization Growth	—	—	—	—	2,396,000	26,562,000	—	—	28,958,000
International Equity	—	—	—	—	1,524,000	28,616,000	—	2,738,000	32,878,000
Mortgage Backed Securities	—	—	1,457,000	900,000	531,000	958,000	—	—	3,846,000
Total Return Bond	—	—	—	—	—	—	—	527,000	527,000

Accordingly, no capital gain distributions are expected to be paid to shareholders until future net gains have been realized in excess of such carryforwards. Under the recently enacted Regulated Investment Company Modernization Act of 2010 (“the Act”), the Portfolios are permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, any post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to the taxable years beginning prior to the effective date of the Act may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The following Portfolios utilized capital loss carryforward to offset net taxable capital gains realized in the fiscal year ended October 31, 2011 of approximately:

Large Capitalization Growth	$16,936,000
Large Capitalization Value	10,156,000
Small Capitalization Growth	19,464,000
Small Capitalization Value	22,342,000
Mortgage Backed Securities	970,000

The federal income tax basis of the Portfolio’s investments and the net unrealized appreciation/ depreciation as of October 31, 2011 were as follows:

	Tax Basis	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation	Other Cost Basis Adjustments	Total Net Unrealized Appreciation/ Depreciation
Large Capitalization Growth	$170,505,306	$48,636,086	$(8,428,767)	$40,207,319	$525	$40,207,844
Large Capitalization Value	190,218,746	32,413,162	(15,994,374)	16,418,788	—	16,418,788
Small Capitalization Growth	103,056,864	19,542,354	(6,073,531)	13,468,823	—	13,468,823
Small Capitalization Value	961,249,860	192,344,717	(60,973,077)	131,371,640	—	131,371,640
International Equity	301,623,114	28,306,810	(40,099,319)	(11,792,509)	26,948	(11,765,561)
Total Return Bond	440,418,093	16,366,451	(7,752,345)	8,614,106	1,347,757	9,961,863
Intermediate-Term Bond	192,281,153	5,644,233	(7,431,767)	(1,787,534)	975,350	(812,184)
Mortgage Backed Securities	55,312,011	2,546,441	(628,302)	1,918,139	(190,384)	1,727,755

170	THE TARGET PORTFOLIO TRUST

The difference between book basis and tax basis are primarily attributable to deferred losses on wash sales and other book to tax differences. The other cost basis adjustments are primarily attributable to appreciation (depreciation) on written options, futures, swaps, short sales, forward currency contracts and mark-to-market of receivables and payables.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

For the year ended October 31, 2010 the following Portfolios received amounts related to settlements of regulatory proceedings involving allegations of improper trading. The total amount is presented in the respective Portfolio’s statement of changes in the net assets. The Portfolios were not involved in the proceedings or the calculations of the payments.

	Affiliate	Third Party	Total Settlement
Small Capitalization Growth	$—	$7,375	$7,375
International Equity	384,721	139,018	523,739
Total Return Bond	—	3,012	3,012
Intermediate-Term Bond	—	6,361	6,361

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share. Transactions in shares of beneficial interest were as follows:

	Class R		Class T
	Shares	Amount	Shares	Amount
Large Capitalization Growth
Year Ended October 31, 2011:
Sold	2,816,204	$38,117,451	577,380	$7,870,443
Reinvested	—	—	22,526	302,077
Redeemed	(2,351,978)	(31,911,333)	(2,471,202)	(34,019,278)

Net Increase (Decrease)	464,226	$6,206,118	(1,871,296)	$(25,846,758)

Year Ended October 31, 2010:
Sold	3,247,610	$37,778,561	591,571	$6,965,639
Reinvested	21,863	252,959	82,518	958,029
Redeemed	(1,918,588)	(22,508,394)	(3,437,478)	(40,650,752)

Net Increase (Decrease)	1,350,885	$15,523,126	(2,763,389)	$(32,727,084)

Large Capitalization Value
Year Ended October 31, 2011:
Sold	4,173,124	$42,081,540	860,501	$8,777,621
Reinvested	124,372	1,256,153	173,422	1,753,297
Redeemed	(2,857,323)	(29,120,411)	(3,448,245)	(35,679,113)

Net Increase (Decrease)	1,440,173	$14,217,282	(2,414,322)	$(25,148,195)

THE TARGET PORTFOLIO TRUST	171

	Class R		Class T
	Shares	Amount	Shares	Amount
Year Ended October 31, 2010:
Sold	4,206,880	$39,035,970	800,535	$7,471,851
Reinvested	131,744	1,209,413	280,122	2,574,323
Redeemed	(2,333,900)	(21,812,808)	(4,440,616)	(41,690,260)

Net Increase (Decrease)	2,004,724	$18,432,575	(3,359,959)	$(31,644,086)

Small Capitalization Growth
Year Ended October 31, 2011:
Sold	2,239,152	$24,344,979	368,799	$4,147,835
Reinvested	—	—	—	—
Redeemed	(1,717,953)	(19,145,178)	(1,728,981)	(19,653,249)

Net Increase (Decrease)	521,199	$5,199,801	(1,360,182)	$(15,505,414)

Year Ended October 31, 2010:
Sold	1,783,410	$15,618,007	504,925	$4,527,112
Reinvested	—	—	—	—
Redeemed	(1,185,108)	(10,425,202)	(1,983,060)	(17,833,773)

Net Increase (Decrease)	598,302	$5,192,805	(1,478,135)	$(13,306,661)

Small Capitalization Value
Year Ended October 31, 2011:
Sold	1,762,400	$35,858,712	14,715,096	$310,378,644
Reinvested	12,402	251,514	329,465	6,704,604
Redeemed	(1,111,170)	(23,053,163)	(13,529,063)	(280,254,114)

Net Increase (Decrease)	663,632	$13,057,063	1,515,498	$36,829,134

Year Ended October 31, 2010:
Sold	1,361,954	$23,742,362	14,338,950	$253,875,156
Reinvested	17,571	285,001	376,220	6,121,095
Redeemed	(761,992)	(13,283,009)	(7,145,079)	(125,562,151)

Net Increase (Decrease)	617,533	$10,744,354	7,570,091	$134,434,100

Total Return Bond
Year Ended October 31, 2011:
Sold	5,980,875	$64,642,701	7,135,190	$77,910,031
Reinvested	591,539	6,331,587	1,459,943	15,731,269
Redeemed	(3,970,230)	(43,056,478)	(8,867,059)	(96,421,045)

Net Increase (Decrease)	2,602,184	$27,917,810	(271,926)	$(2,779,745)

Year Ended October 31, 2010:
Sold	4,691,739	$51,454,818	6,944,205	$76,608,462
Reinvested	398,369	4,307,472	1,220,163	13,300,987
Redeemed	(2,546,608)	(27,938,039)	(4,580,343)	(50,668,775)

Net Increase (Decrease)	2,543,500	$27,824,251	3,584,025	$39,240,674

Intermediate-Term Bond
Year Ended October 31, 2011:
Sold	—	$—	3,382,892	$35,487,485
Reinvested	—	—	1,482,405	15,323,051
Redeemed	—	—	(10,182,399)	(106,009,822)

Net Increase (Decrease)	—	$—	(5,317,102)	$(55,199,286)

172	THE TARGET PORTFOLIO TRUST

	Class R		Class T
	Shares	Amount	Shares	Amount
Year Ended October 31, 2010:
Sold	—	$—	5,966,152	$63,494,251
Reinvested	—	—	1,768,681	18,426,780
Redeemed	—	—	(7,668,356)	(81,516,531)

Net Increase (Decrease)	—	$—	66,477	$404,500

Mortgage Backed Securities
Year Ended October 31, 2011:
Sold	—	$—	1,004,440	$10,685,987
Reinvested	—	—	140,629	1,484,331
Redeemed	—	—	(1,253,523)	(13,269,886)

Net Increase (Decrease)	—	$—	(108,454)	$(1,099,568)

Year Ended October 31, 2010:
Sold	—	$—	345,226	$3,562,213
Reinvested	—	—	201,878	2,071,518
Redeemed	—	—	(1,261,130)	(12,948,810)

Net Increase (Decrease)	—	$—	(714,026)	$(7,315,079)

	Class Q*		Class R		Class T
	Shares	Amount	Shares	Amount	Shares	Amount
International Equity
Year Ended October 31, 2011:
Sold	1,023,837	$11,246,758	5,147,523	$60,065,463	10,416,360	$128,415,996
Reinvested	—	—	79,602	924,975	131,164	1,525,441
Redeemed	(608,944)	(7,220,510)	(2,055,676)	(24,384,369)	(2,780,213)	(33,784,867)

	414,893	4,026,248	3,171,449	36,606,069	7,767,311	96,156,570
Shares issued upon conversion from Class T	9,351,913	118,675,777	—	—	—	—
Shares reacquired upon conversion into Class Q	—	—	—	—	(9,351,913)	(118,675,777)

Net Increase (Decrease)	9,766,806	$122,702,025	3,171,449	$36,606,069	(1,584,602)	$(22,519,207)

Year Ended October 31, 2010:
Sold			3,092,876	$33,409,588	689,820	$7,448,651
Reinvested			55,299	604,417	153,225	1,676,277
Redeemed			(1,760,213)	(19,252,379)	(3,516,516)	(38,395,551)

Net Increase (Decrease)			1,387,962	$14,761,626	(2,673,471)	$(29,270,623)

*	Commencement of offering was March 1, 2011.

Note 7. Borrowings

The Trust, along with other affiliated registered investment companies (the “Companies”), is a party to a syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $750 million for the period December 17, 2010 through December 16, 2011. The Companies pay an annualized

THE TARGET PORTFOLIO TRUST	173

commitment fee of 0.10% of the unused portion of the SCA. Prior to December 17, 2010, the Companies had another Syndicated Credit Agreement (the “Expired SCA”) of a $500 million commitment with an annualized commitment fee of 0.15% of the unused portion. Interest on any borrowings under these is contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly. The SCA has been renewed on substantially similar terms with an increase in the amount of commitment to $900 million.

The following Portfolios utilized the line of credit during the year ended October 31, 2011. The approximate average balance outstanding is for the number of days that each Portfolio had an outstanding balance.

Portfolio	Average Balance Outstanding During the Period	Average Interest Rate	Number of Days Advances Outstanding During the Period	Outstanding Borrowings at October 31, 2011
Large Capitalization Growth	$1,405,000	1.51%	9	$—
Large Capitalization Value	302,000	1.51%	13	—
Small Capitalization Growth	632,000	1.51%	61	—
International Equity	292,000	1.47%	72	—

Note 8. In-Kind Redemption

During the year ended October 31, 2011, Small Capitalization Value settled the redemption of certain portfolio shares by delivery of certain portfolio securities in lieu of cash. The value of such securities was $63,275,780. The Portfolio realized a gain of $390,705 related to the in-kind redemption transactions, which amount is included in the Statement of Operations under “Realized gain/loss on investment and foreign currency transactions”. Such gain is excluded from calculation of the Portfolio’s taxable gain for federal income tax purposes.

Note 9. In-Kind Subscription

During the year ended October 31, 2011, International Equity settled the subscription of certain portfolio shares by receipt of certain portfolio securities in lieu of cash. The value of such securities was $112,688,510.

Note 10. Dividends and Distributions to Shareholders

Subsequent to the fiscal year end, in addition to the monthly dividends paid by the Total Return Bond Portfolio, Intermediate-Term Bond Portfolio, and Mortgage Backed Securities Portfolio, the Portfolios declared ordinary income dividends and capital gain distributions. The per share amounts declared were as follows:

Portfolio		Declaration Date	Paid to Shareholders of Record	Ex-Dividend Date	Ordinary Income	Long-Term Capital Gains
Large Capitalization Growth	Class T	12/9/2011	12/12/2011	12/13/2011	$0.04628	$—
Large Capitalization Value	Class R	12/9/2011	12/12/2011	12/13/2011	0.14860	—
	Class T	12/9/2011	12/12/2011	12/13/2011	0.19900	—

174	THE TARGET PORTFOLIO TRUST

Portfolio		Declaration Date	Paid to Shareholders of Record	Ex-Dividend Date	Ordinary Income	Long-Term Capital Gains
Small Capitalization Value	Class R	11/29/2011	11/30/2011	12/1/2011	$0.13663	$0.65780
	Class T	11/29/2011	11/30/2011	12/1/2011	0.23931	0.65780
International Equity	Class Q	12/6/2011	12/7/2011	12/8/2011	0.27120	—
	Class R	12/6/2011	12/7/2011	12/8/2011	0.19150
	Class T	12/6/2011	12/7/2011	12/8/2011	0.25370	—
Intermediate-Term Bond	Class T	12/21/2011	12/22/2011	12/23/2011	0.16967	—

Note 11. New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective control for Repurchase Agreements.” The objective of ASU No. 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU No. 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

THE TARGET PORTFOLIO TRUST	175

Financial Highlights

	LARGE CAPITALIZATION GROWTH PORTFOLIO
	Class R
	Year Ended October 31,				Ten Months Ended October 31, 2007(f)(g)		August 22, 2006(b) through December 31, 2006
	2011(f)	2010(f)	2009	2008(f)

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$12.76	$10.85	$10.11	$17.46	$15.31		$14.32
Income (loss) from investment operations
Net investment income (loss)	(.01)	(.01)	.05	.05	(.02)		.03
Net realized and unrealized gain (loss) on investments	.81	1.96	.76	(6.43)	2.31		1.30
Total from investment operations	.80	1.95	.81	(6.38)	2.29		1.33
Less dividends and distributions
Dividends from net investment income	—	(.04)	(.07)	(.02)	—		(.05)
Distributions from net realized gains	—	—	—	(.95)	(.14)		(.29)
Total dividends and distributions	—	(.04)	(.07)	(.97)	(.14)		(.34)
Net asset value, end of period	$13.56	$12.76	$10.85	$10.11	$17.46		$15.31

TOTAL RETURN(a)	6.27%	17.99%	8.13%	(38.48)%	14.95%		9.34%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$112,255	$99,676	$70,097	$48,348	$31,982		$2,216
Average net assets (000)	$109,325	$84,636	$54,036	$46,321	$14,059		$429
Ratios to average net assets(h)
Expenses, including distribution and service (12b-1) fees(e)	1.34%	1.33%	1.36%	1.24%	1.18	%(c)	1.25	%(c)
Expenses, excluding distribution and service (12b-1) fees	.84%	.83%	.86%	.74%	.68	%(c)	.75	%(c)
Net investment income (loss)	(.08)%	(.08)%	.28%	.35%	(.14	)%(c)	.28	%(c)
Portfolio turnover rate	97%	171%	243%	101%	81	%(d)	69	%(d)
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of offering.
(c)	Annualized.
(d)	Not Annualized.
(e)	The distributor of the Trust has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.
(f)	Calculated based upon average shares outstanding during the period.
(g)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(h)	Does not include expenses of the underlying fund in which the Portfolio invests.

See Notes to Financial Statements.

176	THE TARGET PORTFOLIO TRUST

Financial Highlights (continued)

	LARGE CAPITALIZATION GROWTH PORTFOLIO
	Class T
	Year Ended October 31,				Ten Months Ended October 31, 2007(e)(f)		Year Ended December 31, 2006
	2011(e)	2010(e)	2009	2008(e)

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$12.86	$10.93	$10.19	$17.55	$15.33		$14.60
Income (loss) from investment operations
Net investment income	.06	.05	.10	.13	.04		.08
Net realized and unrealized gain (loss) on investments	.82	1.97	.76	(6.47)	2.32		1.18
Total from investment operations	.88	2.02	.86	(6.34)	2.36		1.26
Less dividends and distributions
Dividends from net investment income	(.04)	(.09)	(.12)	(.07)	—	(d)	(.09)
Distributions from net realized gains	—	—	—	(.95)	(.14)		(.44)
Total dividends and distributions	(.04)	(.09)	(.12)	(1.02)	(.14)		(.53)
Net asset value, end of period	$13.70	$12.86	$10.93	$10.19	$17.55		$15.33

TOTAL RETURN(a)	6.83%	18.55%	8.64%	(38.14)%	15.41%		8.67%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$92,149	$110,550	$124,122	$150,428	$313,718		$301,566
Average net assets (000)	$102,690	$116,806	$123,629	$237,628	$303,340		$299,597
Ratios to average net assets(g)
Expenses, including distribution and service (12b-1) fees	.84%	.83%	.86%	.74%	.68	%(b)	.75%
Expenses, excluding distribution and service (12b-1) fees	.84%	.83%	.86%	.74%	.68	%(b)	.75%
Net investment income	.44%	.45%	.84%	.91%	.29	%(b)	.51%
Portfolio turnover rate	97%	171%	243%	101%	81	%(c)	69%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	Not Annualized.
(d)	Less than $0.005 per share.
(e)	Calculated based upon average shares outstanding during the period.
(f)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(g)	Does not include expenses of the underlying fund in which the Portfolio invests.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	177

Financial Highlights (continued)

	LARGE CAPITALIZATION VALUE PORTFOLIO
	Class R
	Year Ended October 31,				Ten Months Ended October 31, 2007(g)(h)		August 22, 2006(b) through December 31, 2006(g)
	2011(g)	2010(g)	2009(g)	2008(g)

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$9.73	$8.79	$8.78	$16.24	$15.60		$15.07
Income (loss) from investment operations
Net investment income	.13	.11	.15	.23	.15		.08
Net realized and unrealized gain (loss) on investments	.18	.98	.13	(6.31)	.67		1.48
Total from investment operations	.31	1.09	.28	(6.08)	.82		1.56
Less dividends and distributions
Dividends from net investment income	(.12)	(.15)	(.27)	(.22)	—	(f)	(.24)
Distributions from net realized gains	—	—	—	(1.16)	(.18)		(.79)
Total dividends and distributions	(.12)	(.15)	(.27)	(1.38)	(.18)		(1.03)
Net asset value, end of period	$9.92	$9.73	$8.79	$8.78	$16.24		$15.60

TOTAL RETURN(a)	3.19%	12.45%	3.59%	(40.60)%	5.24%		10.44%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$113,434	$97,308	$70,291	$46,778	$30,958		$2,194
Average net assets (000)	$108,407	$84,613	$53,491	$46,282	$14,046		$445
Ratios to average net assets(i)
Expenses, including distribution and service (12b-1) fees(e)	1.33%	1.31%	1.33%	1.21%	1.19	%(c)	1.22	%(c)
Expenses, excluding distribution and service (12b-1) fees	.83%	.81%	.83%	.71%	.69	%(c)	.72	%(c)
Net investment income	1.30%	1.21%	1.96%	1.90%	1.13	%(c)	1.69	%(c)
Portfolio turnover rate	43%	32%	104%	77%	48	%(d)	44	%(d)
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of offering.
(c)	Annualized.
(d)	Not Annualized.
(e)	The distributor of the Trust has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.
(f)	Less than $0.005 per share.
(g)	Calculated based upon average shares outstanding during the period.
(h)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(i)	Does not include expenses of the underlying fund in which the Portfolio invests.

See Notes to Financial Statements.

178	THE TARGET PORTFOLIO TRUST

Financial Highlights (continued)

	LARGE CAPITALIZATION VALUE PORTFOLIO
	Class T
	Year Ended October 31,				Ten Months Ended October 31, 2007(e)(f)		Year Ended December 31, 2006(e)
	2011(e)	2010(e)	2009(e)	2008(e)

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$9.78	$8.83	$8.82	$16.31	$15.60		$15.11
Income (loss) from investment operations
Net investment income	.18	.16	.20	.30	.22		.28
Net realized and unrealized gain (loss) on investments	.18	.98	.12	(6.33)	.67		2.45
Total from investment operations	.36	1.14	.32	(6.03)	.89		2.73
Less dividends and distributions
Dividends from net investment income	(.17)	(.19)	(.31)	(.30)	—	(d)	(.29)
Distributions from net realized gains	—	—	—	(1.16)	(.18)		(1.95)
Total dividends and distributions	(.17)	(.19)	(.31)	(1.46)	(.18)		(2.24)
Net asset value, end of period	$9.97	$9.78	$8.83	$8.82	$16.31		$15.60

TOTAL RETURN(a)	3.62%	13.00%	4.15%	(40.29)%	5.70%		19.34%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$87,171	$109,097	$128,187	$168,217	$372,900		$393,111
Average net assets (000)	$99,621	$119,520	$129,379	$279,413	$392,564		$371,251
Ratios to average net assets(g)
Expenses, including distribution and service (12b-1) fees	.83%	.81%	.83%	.71%	.69	%(b)	.72%
Expenses, excluding distribution and service (12b-1) fees	.83%	.81%	.83%	.71%	.69	%(b)	.72%
Net investment income	1.80%	1.74%	2.64%	2.40%	1.61	%(b)	1.79%
Portfolio turnover rate	43%	32%	104%	77%	48	%(c)	44%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	Not Annualized.
(d)	Less than $0.005 per share.
(e)	Calculated based upon average shares outstanding during the period.
(f)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(g)	Does not include expenses of the underlying fund in which the Portfolio invests.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	179

Financial Highlights (continued)

	SMALL CAPITALIZATION GROWTH PORTFOLIO
	Class R
	Year Ended October 31,				Ten Months Ended October 31, 2007(g)(h)		August 22, 2006(b) through December 31, 2006
	2011	2010	2009	2008

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$9.66	$7.71	$7.17	$13.73	$12.12		$11.04
Income (loss) from investment operations
Net investment loss	(.07)	(.05)	(.04)	(.03)	(.06)		—	(c)
Net realized and unrealized gain (loss) on investments	1.38	2.00	.58	(6.53)	1.67		1.08
Total from investment operations	1.31	1.95	.54	(6.56)	1.61		1.08
Capital contributions	—	— (c)	—	—	—		—
Net asset value, end of period	$10.97	$9.66	$7.71	$7.17	$13.73		$12.12

TOTAL RETURN(a)	13.56%	25.29%	7.53%	(47.78)%	13.28%		9.78%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$52,325	$41,025	$28,129	$18,607	$12,942		$898
Average net assets (000)	$47,547	$35,238	$22,037	$18,762	$5,725		$186
Ratios to average net assets(i)
Expenses, including distribution and service (12b-1) fees(f)	1.44%	1.46%	1.52%	1.30%	1.28	%(d)	1.34	%(d)
Expenses, excluding distribution and service (12b-1) fees	.94%	.96%	1.02%	.80%	.78	%(d)	.84	%(d)
Net investment loss	(.80)%	(.72)%	(.77)%	(.39)%	(.56	)%(d)	(.05	)%(d)
Portfolio turnover rate	92%	64%	92%	223%	87	%(e)	96	%(e)
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of offering.
(c)	Less than $0.005 per share.
(d)	Annualized.
(e)	Not Annualized.
(f)	The distributor of the Trust has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.
(g)	Calculated based upon average shares outstanding during the period.
(h)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(i)	Does not include expenses of the underlying fund in which the Portfolio invests.

See Notes to Financial Statements.

180	THE TARGET PORTFOLIO TRUST

Financial Highlights (continued)

	SMALL CAPITALIZATION GROWTH PORTFOLIO
	Class T
	Year Ended October 31,				Ten Months Ended October 31, 2007(d)(e)		Year Ended December 31, 2006
	2011	2010	2009	2008

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$9.84	$7.82	$7.25	$13.82	$12.14		$11.28
Income (loss) from investment operations
Net investment income (loss)	(.02)	(.01)	(.02)	.02	(.01)		(.05)
Net realized and unrealized gain (loss) on investments	1.42	2.03	.60	(6.59)	1.69		.91
Total from investment operations	1.40	2.02	.58	(6.57)	1.68		.86
Less dividends from net investment income	—	—	(.01)	—	—		—
Capital contributions	—	— (g)	—	—	—		—
Net asset value, end of period	$11.24	$9.84	$7.82	$7.25	$13.82		$12.14

TOTAL RETURN(a)	14.23%	25.83%	8.06%	(47.54)%	13.84%		7.62%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$43,838	$51,777	$52,671	$58,235	$137,630		$136,422
Average net assets (000)	$50,339	$53,128	$51,109	$97,771	$136,851		$140,489
Ratios to average net assets(f)
Expenses, including distribution and service (12b-1) fees	.94%	.96%	1.02%	.80%	.78	%(b)	.84%
Expenses, excluding distribution and service (12b-1) fees	.94%	.96%	1.02%	.80%	.78	%(b)	.84%
Net investment income (loss)	(.29)%	(.18)%	(.26)%	.17%	(.07	)%(b)	(.39)%
Portfolio turnover rate	92%	64%	92%	223%	87	%(c)	96%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	Not Annualized.
(d)	Calculated based upon average shares outstanding during the period.
(e)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(f)	Does not include expenses of the underlying fund in which the Portfolio invests.
(g)	Less than $0.005 per share.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	181

Financial Highlights (continued)

	SMALL CAPITALIZATION VALUE PORTFOLIO
	Class R
	Year Ended October 31,				Ten Months Ended October 31, 2007(g)(h)		August 22, 2006(b) through December 31, 2006
	2011(g)	2010(g)	2009(g)	2008

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$18.80	$15.41	$14.10	$21.90	$20.46		$20.05
Income (loss) from investment operations
Net investment income	.11	.10	.13	.16	.13		.14
Net realized and unrealized gain (loss) on investments	1.35	3.41	1.42	(6.52)	1.42		1.74
Total from investment operations	1.46	3.51	1.55	(6.36)	1.55		1.88
Less dividends and distributions
Dividends from net investment income	(.09)	(.12)	(.16)	(.23)	—	(f)	(.18)
Distributions from net realized gains	—	—	(.08)	(1.21)	(.11)		(1.29)
Total dividends and distributions	(.09)	(.12)	(.24)	(1.44)	(.11)		(1.47)
Net asset value, end of period	$20.17	$18.80	$15.41	$14.10	$21.90		$20.46

TOTAL RETURN(a)	7.75%	22.93%	11.37%	(30.57)%	7.55%		9.45%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$69,790	$52,587	$33,574	$22,660	$15,112		$1,061
Average net assets (000)	$63,352	$43,680	$26,425	$22,626	$6,828		$217
Ratios to average net assets(i)
Expenses, including distribution and service (12b-1) fees(e)	1.21%	1.26%	1.30%	1.30%	1.23	%(c)	1.30	%(c)
Expenses, excluding distribution and service (12b-1) fees	.71%	.76%	.80%	.80%	.73	%(c)	.80	%(c)
Net investment income	.55%	.57%	.96%	.89%	.73	%(c)	1.37	%(c)
Portfolio turnover rate	44%	33%	48%	54%	32	%(d)	36	%(d)
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of offering.
(c)	Annualized.
(d)	Not Annualized.
(e)	The distributor of the Trust has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.
(f)	Less than $0.005 per share.
(g)	Calculated based upon average shares outstanding during the period.
(h)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(i)	Does not include expenses of the underlying fund in which the Portfolio invests.

See Notes to Financial Statements.

182	THE TARGET PORTFOLIO TRUST

Financial Highlights (continued)

	SMALL CAPITALIZATION VALUE PORTFOLIO
	Class T
	Year Ended October 31,				Ten Months Ended October 31, 2007(e)(f)		Year Ended December 31, 2006
	2011(e)	2010(e)	2009(e)	2008

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$18.95	$15.51	$14.21	$22.00	$20.47		$18.98
Income (loss) from investment operations
Net investment income	.22	.19	.20	.23	.25		.23
Net realized and unrealized gain (loss) on investments	1.34	3.45	1.41	(6.53)	1.39		3.09
Total from investment operations	1.56	3.64	1.61	(6.30)	1.64		3.32
Less dividends and distributions
Dividends from net investment income	(.18)	(.20)	(.23)	(.28)	—	(d)	(.22)
Distributions from net realized gains	—	—	(.08)	(1.21)	(.11)		(1.61)
Total dividends and distributions	(.18)	(.20)	(.31)	(1.49)	(.11)		(1.83)
Net asset value, end of period	$20.33	$18.95	$15.51	$14.21	$22.00		$20.47

TOTAL RETURN(a)	8.22%	23.64%	11.82%	(30.23)%	8.04%		17.72%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$890,245	$800,761	$538,202	$374,101	$411,690		$320,728
Average net assets (000)	$872,587	$674,452	$439,058	$414,364	$403,020		$290,505
Ratios to average net assets(g)
Expenses, including distribution and service (12b-1) fees	.71%	.76%	.80%	.80%	.73	%(b)	.80%
Expenses, excluding distribution and service (12b-1) fees	.71%	.76%	.80%	.80%	.73	%(b)	.80%
Net investment income	1.06%	1.07%	1.46%	1.38%	1.38	%(b)	1.17%
Portfolio turnover rate	44%	33%	48%	54%	32	%(c)	36%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	Not Annualized.
(d)	Less than $0.005 per share.
(e)	Calculated based upon average shares outstanding during the period.
(f)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(g)	Does not include expenses of the underlying fund in which the Portfolio invests.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	183

Financial Highlights (continued)

	INTERNATIONAL EQUITY PORTFOLIO
	Class Q
	March 1, 2011(b), through October 31, 2011(e)

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$12.56
Income (loss) from investment operations
Net investment income	.26
Net realized and unrealized gain (loss) on investments	(1.72)
Total from investment operations	(1.46)
Less dividends and distributions
Dividends from net investment income	—
Distributions from net realized gains	—
Total dividends and distributions	—
Capital Contributions	—
Net asset value, end of period	$11.10

TOTAL RETURN(a)	(11.62)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$108,378
Average net assets (000)	$94,827
Ratios to average net assets(f)
Expenses, including distribution and service (12b-1) fees	.87	%(c)
Expenses, excluding distribution and service (12b-1) fees	.87	%(c)
Net investment income	3.21	%(c)
Portfolio turnover rate	19	%(d)
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of offering.
(c)	Annualized.
(d)	Not Annualized.
(e)	Calculated based upon average shares outstanding during the period.
(f)	Does not include expenses of the underlying fund in which the Portfolio invests.

See Notes to Financial Statements.

184	THE TARGET PORTFOLIO TRUST

Financial Highlights (continued)

	INTERNATIONAL EQUITY PORTFOLIO
	Class R
	Year Ended October 31,				Ten Months Ended October 31, 2007(f)(g)		August 22, 2006(b) through December 31, 2006
	2011(f)	2010(f)	2009(f)	2008(f)

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$11.84	$10.78	$8.99	$20.04	$16.21		$16.09
Income (loss) from investment operations
Net investment income	.22	.14	.13	.29	.33		.16
Net realized and unrealized gain (loss) on investments	(.90)	1.00	2.08	(8.84)	3.68		1.66
Total from investment operations	(.68)	1.14	2.21	(8.55)	4.01		1.82
Less dividends and distributions
Dividends from net investment income	(.14)	(.11)	(.42)	(.31)	—		(.25)
Distributions from net realized gains	—	—	—	(2.19)	(.18)		(1.45)
Total dividends and distributions	(.14)	(.11)	(.42)	(2.50)	(.18)		(1.70)
Capital contributions	—	.03	—	—	—		—
Net asset value, end of period	$11.02	$11.84	$10.78	$8.99	$20.04		$16.21

TOTAL RETURN(a)	(5.84)%	10.93%	26.13%	(48.30)%	24.85%		11.74%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$108,715	$79,234	$57,184	$35,482	$26,811		$1,728
Average net assets (000)	$93,879	$68,032	$43,233	$36,790	$11,612		$346
Ratios to average net assets(h)
Expenses, including distribution and service (12b-1) fees(e)	1.48%	1.54%	1.51%	1.33%	1.33	%(c)	1.43	%(c)
Expenses, excluding distribution and service (12b-1) fees	.98%	1.04%	1.01%	.83%	.83	%(c)	.93	%(c)
Net investment income	1.87%	1.29%	1.46%	2.12%	2.20	%(c)	.39	%(c)
Portfolio turnover rate	19%	41%	38%	30%	37	%(d)	41	%(d)
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of offering.
(c)	Annualized.
(d)	Not Annualized.
(e)	The distributor of the Trust has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.
(f)	Calculated based upon average shares outstanding during the period.
(g)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(h)	Does not include expenses of the underlying fund in which the Portfolio invests.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	185

Financial Highlights (continued)

	INTERNATIONAL EQUITY PORTFOLIO
	Class T
	Year Ended October 31,				Ten Months Ended October 31, 2007(e)(f)		Year Ended December 31, 2006
	2011(e)	2010(e)	2009(e)	2008(e)

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$11.90	$10.83	$9.03	$20.13	$16.22		$13.99
Income (loss) from investment operations
Net investment income	.30	.19	.17	.36	.39		.29
Net realized and unrealized gain (loss) on investments	(.93)	1.01	2.10	(8.86)	3.70		3.68
Total from investment operations	(.63)	1.20	2.27	(8.50)	4.09		3.97
Less dividends and distributions
Dividends from net investment income	(.19)	(.16)	(.47)	(.41)	—		(.29)
Distributions from net realized gains	—	—	—	(2.19)	(.18)		(1.45)
Total dividends and distributions	(.19)	(.16)	(.47)	(2.60)	(.18)		(1.74)
Capital contributions	—	.03	—	—	—		—
Net asset value, end of period	$11.08	$11.90	$10.83	$9.03	$20.13		$16.22

TOTAL RETURN(a)	(5.36)%	11.45%	26.84%	(47.99)%	25.33%		29.02%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$74,592	$98,978	$119,006	$123,970	$297,083		$268,314
Average net assets (000)	$112,082	$106,108	$110,053	$218,670	$277,744		$248,571
Ratios to average net assets(b)
Expenses, including distribution and service (12b-1) fees	.98%	1.04%	1.01%	.83%	.83	%(c)	.93%
Expenses, excluding distribution and service (12b-1) fees	.98%	1.04%	1.01%	.83%	.83	%(c)	.93%
Net investment income	2.47%	1.75%	1.94%	2.49%	2.61	%(c)	1.73%
Portfolio turnover rate	19%	41%	38%	30%	37	%(d)	41%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Does not include expenses of the underlying fund in which the Portfolio invests.
(c)	Annualized.
(d)	Not Annualized.
(e)	Calculated based upon average shares outstanding during the period.
(f)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.

See Notes to Financial Statements.

186	THE TARGET PORTFOLIO TRUST

Financial Highlights (continued)

	TOTAL RETURN BOND PORTFOLIO
	Class R
	Year Ended October 31,					Ten Months Ended October 31, 2007(f)(g)		August 22, 2006(b) through December 31, 2006
	2011	2010	2009		2008

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$11.34	$10.93	$9.86		$10.54	$10.31		$10.31
Income (loss) from investment operations
Net investment income	.26	.30	.42		.46	.33		.12
Net realized and unrealized gain (loss) on investments	(.03)	.68	1.82		(.68)	.24		.01
Total from investment operations	.23	.98	2.24		(.22)	.57		.13
Less dividends and distributions
Dividends from net investment income	(.27)	(.30)	(.62)		(.46)	(.34)		(.13)
Distributions from net realized gains	(.36)	(.27)	(.55)		—	—		—
Total dividends and distributions	(.63)	(.57)	(1.17)		(.46)	(.34)		(.13)
Capital contributions	—	— (k)	—		—	—		—
Net asset value, end of period	$10.94	$11.34	$10.93		$9.86	$10.54		$10.31

TOTAL RETURN(a)	2.24%	9.33%	24.57%		(2.24)%	5.63%		1.27%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$127,837	$102,992	$71,457		$53,218	$23,670		$1,503
Average net assets (000)	$117,927	$86,806	$56,103		$42,474	$10,429		$246
Ratios to average net assets(h)
Expenses, including distribution and service (12b-1) fees(e)	1.15%	1.17%	1.32	%(i)	1.23%	1.14	%(c)	1.18	%(c)
Expenses, excluding distribution and service (12b-1) fees	.65%	.67%	.82	%(j)	.73%	.64	%(c)	.68	%(c)
Net investment income	2.50%	2.79%	4.20%		4.39%	3.84	%(c)	3.46	%(c)
Portfolio turnover rate	243%	369%	657%		697%	421	%(d)	483	%(d)
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of offering.
(c)	Annualized.
(d)	Not Annualized.
(e)	The distributor of the Trust has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.
(f)	Calculated based upon average shares outstanding during the period.
(g)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(h)	Does not include expenses of the underlying fund in which the Portfolio invests.
(i)	The annualized expense ratio without interest expense would have been 1.30% for the year ended October 31, 2009.
(j)	The annualized expense ratio without interest expense would have been .80% for the year ended October 31, 2009.
(k)	Less than $0.005 per share.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	187

Financial Highlights (continued)

	TOTAL RETURN BOND PORTFOLIO
	Class T
	Year Ended October 31,					Ten Months Ended October 31, 2007(d)(e)		Year Ended December 31, 2006
	2011	2010	2009		2008

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$11.42	$11.01	$9.93		$10.60	$10.38		$10.39
Income (loss) from investment operations
Net investment income	.33	.36	.47		.53	.39		.40
Net realized and unrealized gain (loss) on investments	(.04)	.68	1.84		(.68)	.22		.03
Total from investment operations	.29	1.04	2.31		(.15)	.61		.43
Less dividends and distributions
Dividends from net investment income	(.33)	(.36)	(.68)		(.52)	(.39)		(.44)
Distributions from net realized gains	(.36)	(.27)	(.55)		—	—		—
Total dividends and distributions	(.69)	(.63)	(1.23)		(.52)	(.39)		(.44)
Capital contributions	—	— (h)	—		—	—		—
Net asset value, end of period	$11.02	$11.42	$11.01		$9.93	$10.60		$10.38

TOTAL RETURN(a)	2.76%	9.82%	25.15%		(1.71)%	5.94%		4.27%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$254,598	$266,960	$217,784		$194,970	$183,262		$167,154
Average net assets (000)	$249,230	$242,590	$198,247		$206,986	$174,725		$162,621
Ratios to average net assets(f)
Expenses, including distribution and service (12b-1) fees	.65%	.67%	.82	%(g)	.73%	.64	%(b)	.68%
Expenses, excluding distribution and service (12b-1) fees	.65%	.67%	.82	%(g)	.73%	.64	%(b)	.68%
Net investment income	2.99%	3.28%	4.71%		4.86%	4.53	%(b)	4.14%
Portfolio turnover rate	243%	369%	657%		697%	421	%(c)	483%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	Not Annualized.
(d)	Calculated based upon average shares outstanding during the period.
(e)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(f)	Does not include expenses of the underlying fund in which the Portfolio invests.
(g)	The annualized expense ratio without interest expense would have been .80% for the year ended October 31, 2009.
(h)	Less than $0.005 per share.

See Notes to Financial Statements.

188	THE TARGET PORTFOLIO TRUST

Financial Highlights (continued)

	INTERMEDIATE-TERM BOND PORTFOLIO
	Class T
	Year Ended October 31,						Ten Months Ended October 31, 2007(e)		Year Ended December 31, 2006
	2011	2010		2009		2008

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$10.96	$10.85		$10.27		$10.25	$10.13		$10.18
Income (loss) from investment operations
Net investment income	.27	.27		.36		.44	.40		.43
Net realized and unrealized gain (loss) on investments	— (b)	.66		1.27		.08	.11		(.03)
Total from investment operations	.27	.93		1.63		.52	.51		.40
Less dividends and distributions
Dividends from net investment income	(.36)	(.28)		(.42)		(.50)	(.39)		(.45)
Distributions from net realized gains	(.37)	(.54)		(.63)		—	—		—
Total dividends and distributions	(.73)	(.82)		(1.05)		(.50)	(.39)		(.45)
Capital contributions	—	—	(b)	—		—	—		—
Net asset value, end of period	$10.50	$10.96		$10.85		$10.27	$10.25		$10.13

TOTAL RETURN(a)	2.70%	9.07%		17.01%		5.07%	5.13%		4.12%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$182,371	$248,817		$245,517		$204,548	$233,423		$245,223
Average net assets (000)	$210,348	$247,716		$218,911		$227,475	$235,800		$249,376
Ratios to average net assets(f)
Expenses, including distribution and service (12b-1) fees	.66%	.66	%(g)	.74	%(g)	.60%	.58	%(c)	.64%
Expenses, excluding distribution and service (12b-1) fees	.66%	.66	%(g)	.74	%(g)	.60%	.58	%(c)	.64%
Net investment income	2.61%	2.53%		3.47%		4.21%	4.71	%(c)	4.23%
Portfolio turnover rate	392%	938%		527%		395%	284	%(d)	134%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Less than $0.005 per share.
(c)	Annualized.
(d)	Not Annualized.
(e)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(f)	Does not include expenses of the underlying fund in which the Portfolio invests.
(g)	The annualized expense ratio without interest expense would have been .64% and .69%, respectively, for the years ended October 31, 2010 and 2009.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	189

Financial Highlights (continued)

	MORTGAGE BACKED SECURITIES PORTFOLIO
	Class T
	Year Ended October 31,							Ten Months Ended October 31, 2007(e)		Year Ended December 31, 2006
	2011	2010		2009		2008

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$10.60	$9.96		$9.26		$9.95		$9.99		$10.10
Income (loss) from investment operations
Net investment income	.49	.54		.70		.63		.41		.44
Net realized and unrealized gain (loss) on investments	.05	.64		.74		(.66)		(.03)		(.07)
Total from investment operations	.54	1.18		1.44		(.03)		.38		.37
Less dividends
Dividends from net investment income	(.46)	(.54)		(.74)		(.66)		(.39)		(.48)
Tax return of capital	—	—		—		—		(.03)		—
Total dividends	(.46)	(.54)		(.74)		(.66)		(.42)		(.48)
Net asset value, end of period	$10.68	$10.60		$9.96		$9.26		$9.95		$9.99

TOTAL RETURN(a)	5.26%	12.13%		16.20%		(.36)%		3.89%		3.82%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$35,281	$36,157		$41,112		$51,368		$73,581		$75,471
Average net assets (000)	$34,208	$38,594		$44,081		$64,999		$75,508		$77,483
Ratios to average net assets(f)
Expenses, including distribution and service (12b-1) fees	1.03%	.88	%(b)	1.07	%(b)	1.94	%(b)	1.82	%(b)(c)	1.89	%(b)
Expenses, excluding distribution and service (12b-1) fees	1.03%	.88	%(b)	1.07	%(b)	1.94	%(b)	1.82	%(b)(c)	1.89	%(b)
Net investment income	4.65%	5.23%		7.35%		6.34%		4.91	%(c)	4.46%
Portfolio turnover rate	670%	646%		425%		338%		318	%(d)	471%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	The annualized expense ratio without interest expense would have been .87%, .79%, and .70%, respectively, for the years ended October 31, 2010, 2009, and 2008, .76% for the ten months ended October 31, 2007, and .94%, for the year ended December 31, 2006.
(c)	Annualized.
(d)	Not Annualized.
(e)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(f)	Does not include expenses of the underlying fund in which the Portfolio invests.

See Notes to Financial Statements.

190	THE TARGET PORTFOLIO TRUST

Report of Independent Registered Public Accounting Firm

The Board of Trustee and Shareholders

The Target Portfolio Trust:

We have audited the accompanying statement of assets and liabilities of The Target Portfolio Trust (comprised of Large Capitalization Growth Portfolio, Large Capitalization Value Portfolio, Small Capitalization Growth Portfolio, Small Capitalization Value Portfolio, International Equity Portfolio, Total Return Bond Portfolio, Intermediate-Term Bond Portfolio and Mortgage Backed Securities Portfolio, hereafter referred to as the “Funds”), including the portfolio of investments, as of October 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended, the ten-month period ended October 31, 2007 and the year ended December 31, 2006. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2011, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of October 31, 2011, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended, the ten-month period ended October 31, 2007 and the year ended December 31, 2006, in conformity with U.S. generally accepted accounting principles.

New York, New York

December 22, 2011

THE TARGET PORTFOLIO TRUST	191

Federal Tax Information (Unaudited)

We are required by the Internal Revenue Code of 1986, as amended (“the Code”), to advise you within 60 days of the Funds’ fiscal year end (October 31, 2011) as to the federal income tax status of dividends and distributions paid during such fiscal year. We are advising you that during its fiscal year ended October 31, 2011, The Target Portfolio Trust paid ordinary income dividends and designated the maximum amount allowable per share, but not less than the following amounts as a capital gain distributions per share in accordance with Section 852(b)(3)(C) of the Internal Revenue Code for Class R and T shares as follows:

		Ordinary Income Dividends	Capital Gains Distributions
Large Capitalization Growth	Class T	$0.04	$—
Large Capitalization Value	Class R	0.12	—
	Class T	0.17	—
Small Capitalization Value	Class R	0.09	—
	Class T	0.18	—
International Equity	Class R	0.14	—
	Class T	0.19	—
Total Return Bond	Class R	0.27	0.36
	Class T	0.33	0.36
Intermediate-Term Bond	Class T	0.36	0.37
Mortgage Backed Securities	Class T	0.46	—

For the fiscal year ended October 31, 2011 the Funds designate the maximum amount allowable but not less than the following percentages of their ordinary income dividends paid during the fiscal year as 1) qualified dividend income in accordance with Section 854 of the Internal Revenue Code (“QDI”), 2) eligible for corporate dividend received deduction in accordance with Section 854 of the Internal Revenue Code ("DRD"), 3) interest related dividends in accordance with Section 871(k)(1) and 881(e)(1) of the Internal Revenue Code (“IR”) and 4) short-term capital gain distributions in accordance with Section 871(k)(2) and 881(e)(2) of the Internal Revenue Code (“STCG”):

	QDI	DRD	IR	STCG
Large Capitalization Growth	100.00%	100.00%	0.00%	0.00%
Large Capitalization Value	100.00%	100.00%	0.00%	0.00%
Small Capitalization Value	100.00%	100.00%	0.00%	0.00%
International Equity	100.00%	0.00%	0.00%	0.00%
Total Return Bond	0.00%	0.00%	38.11%	0.00%
Intermediate-Term Bond	0.00%	0.00%	27.03%	0.00%
Mortgage Backed Securities	0.00%	0.00%	76.54%	0.00%

For the fiscal year ended October 31, 2011, International Equity Portfolio has made an election to pass-through the maximum amount of the portion of the ordinary income dividends paid derived from foreign source income as well as any foreign taxes paid by the Portfolio in accordance with Section 853 of the Internal Revenue Code of the following amounts: $839,482 foreign tax credit from foreign source income of $10,368,589.

192	THE TARGET PORTFOLIO TRUST

Federal Tax Information (Unaudited) (continued)

Many states do not tax the portion of mutual fund dividends attributed to interest from U.S. Government obligations. Listed below is the percentage of interest earned by the following Portfolios from U.S. Government obligations for the fiscal year ended October 31, 2011. We are required by Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders providing the mutual fund meets certain requirements mandated by the respective state’s taxing authorities.

Portfolio***	Percentage of interest from U.S. Government Obligations
Total Return Bond	5.61
Intermediate-Term Bond	1.21

***	Due to certain minimum portfolio holding requirements in California, Connecticut and New York, residents of those states will not be able to exclude 2011 interest income from state and local taxes.

Please consult your tax adviser or state/local authorities to properly report this information on your tax return. If you have any questions concerning the amounts listed above, please call your financial adviser.

In January 2012, you will be advised on IRS Form 1099 DIV or Substitute 1099 DIV as to the federal tax status of the distributions received by you in calendar year 2011.

THE TARGET PORTFOLIO TRUST	193

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS

(Unaudited)

Information about Board Members and Officers is set forth below. Board Members who are not deemed to be “interested persons” of the Portfolios, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Portfolios are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Portfolios and perform the various duties imposed on the directors of investment companies by the 1940 Act.

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Kevin J. Bannon (59) Board Member Portfolios Overseen: 58

Managing Director (since April 2008) and Chief Investment Officer (since October 2008) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.

Director of Urstadt Biddle Properties (since September 2008).
Linda W. Bynoe (59) Board Member Portfolios Overseen: 58

President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co (broker-dealer).

Director of Simon Property Group, Inc. (retail real estate) (since May 2003); Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009); formerly Director of Dynegy Inc. (power generation) (September 2002-May 2006).

Michael S. Hyland, CFA (66) Board Member Portfolios Overseen: 58

Independent Consultant (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).

None.
Douglas H. McCorkindale (72) Board Member Portfolios Overseen: 58

Formerly Chairman (February 2001-June 2006), Chief Executive Officer (June 2000-July 2005), President (September 1997-July 2005) and Vice Chairman (March 1984-May 2000) of Gannett Co. Inc. (publishing and media).

Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001).

THE TARGET PORTFOLIO TRUST

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Stephen P. Munn (69) Board Member Portfolios Overseen: 58	Lead Director (since 2007) and formerly Chairman (1993-2007) of Carlisle Companies Incorporated (manufacturer of industrial products).	Lead Director (since 2007) of Carlisle Companies Incorporated (manufacturer of industrial products).
Richard A. Redeker (68) Board Member & Independent Chair Portfolios Overseen: 58

Retired Mutual Fund Senior Executive (43 years); Management Consultant; Independent Directors Council (organization of 2,800 Independent Mutual Fund Directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.

None.
Robin B. Smith (72) Board Member Portfolios Overseen: 58

Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing); Member of the Board of Directors of ADLPartner (marketing) (since December 2010); formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.

Formerly Director of BellSouth Corporation (telecommunications) (1992-2006).
Stephen G. Stoneburn (68) Board Member Portfolios Overseen: 58

President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc (1975-1989).

None.

THE TARGET PORTFOLIO TRUST

Interested Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Judy A. Rice* (63) Board Member & President Portfolios Overseen: 58

President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (since February 2003) of Prudential Investments LLC; President, Chief Executive Officer and Officer-In-Charge (since April 2003) of Prudential Mutual Fund Services LLC; President, Chief Executive Officer (since May 2011) and Executive Vice President (since December 2008) of Prudential Investment Management Services LLC; Member of the Board of Directors of Jennison Associates LLC (since November 2010); formerly Vice President (February 1999-April 2006) of Prudential Investment Management Services LLC; President, COO, CEO and Manager of PIFM Holdco, LLC (since April 2006); formerly President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (May 2003-June 2005) and Director (May 2003-March 2006) and Executive Vice President (June 2005-March 2006) of AST Investment Services, Inc.; Member of Board of Governors of the Investment Company Institute.

None.
Stuart S. Parker* (49) Board Member & President Portfolios Overseen: 58

President of Prudential Investments LLC (since January 2012); Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of Prudential Investments LLC (June 2005 - December 2011).

None.
Scott E. Benjamin (38) Board Member & Vice President Portfolios Overseen: 58

Executive Vice President (since June 2009) of Prudential Investments LLC and Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, Prudential Investments (since February 2006); Vice President of Product Development and Product Management, Prudential Investments (2003-2006).

None.

* Ms. Rice has announced her retirement as President and Board Member effective December 31, 2011. Ms. Rice has been appointed as Vice President effective January 1, 2012. The Board has appointed Stuart S. Parker as President and Board Member effective January 1, 2012.

THE TARGET PORTFOLIO TRUST

(1) The year that each individual joined the Board of the Target Portfolio Trust is as follows:

Linda W. Bynoe, 2005; Douglas H. McCorkindale, 1996; Richard A. Redeker, 2003; Robin B. Smith, 2003; Stephen G. Stoneburn, 1999; Kevin J. Bannon, 2008; Michael S. Hyland, 2008; Stephen P. Munn, 2008; Judy A. Rice, Board Member and President since 2003; Scott E. Benjamin, Board Member since 2010 and Vice President since 2009.

Fund Officers(a)(1)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years
Kathryn L. Quirk (59) Chief Legal Officer	Vice President and Corporate Counsel (since September 2004) of Prudential; Executive Vice President, Chief Legal Officer and Secretary (since July 2005) of PI and Prudential Mutual Fund Services LLC; Vice President and Corporate Counsel (since June 2005) and Secretary (since February 2006) of AST Investment Services, Inc.; formerly Senior Vice President and Assistant Secretary (November 2004-August 2005) of PI; formerly Assistant Secretary (June 2005-February 2006) of AST Investment Services, Inc.; formerly Managing Director, General Counsel, Chief Compliance Officer, Chief Risk Officer and Corporate Secretary (1997-2002) of Zurich Scudder Investments, Inc.
Deborah A. Docs (53) Secretary

Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of PI; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.

Jonathan D. Shain (53) Assistant Secretary

Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PI; Vice President and Assistant Secretary (since February 2001) of PMFS; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.

Claudia DiGiacomo (37) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).
John P. Schwartz (40) Assistant Secretary	Vice President and Corporate Counsel (since April 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1997-2005).
Andrew R. French (49) Assistant Secretary

Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of PI; Vice President and Assistant Secretary (since January 2007) of PMFS.

Timothy J. Knierim (52) Chief Compliance Officer	Chief Compliance Officer of Prudential Investment Management, Inc. (since July 2007); formerly Chief Risk Officer of PIM and PI (2002-2007) and formerly Chief Ethics Officer of PIM and PI (2006-2007).
Valerie M. Simpson (53) Deputy Chief Compliance Officer	Chief Compliance Officer (since April 2007) of PI and AST Investment Services, Inc.; formerly Vice President-Financial Reporting (June 1999-March 2006) for Prudential Life and Annuities Finance.

THE TARGET PORTFOLIO TRUST

Fund Officers(a)(1)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years
Theresa C. Thompson (49) Deputy Chief Compliance Officer	Vice President, Compliance, PI (since April 2004); and Director, Compliance, PI (2001-2004).
Richard W. Kinville (43) Anti-Money Laundering Compliance Officer

Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2005) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2007); formerly Investigator and Supervisor in the Special Investigations Unit for the New York Central Mutual Fire Insurance Company (August 1994-January 1999); Investigator in AXA Financial’s Internal Audit Department and Manager in AXA’s Anti-Money Laundering Office (January 1999-January 2005); first chair of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (June 2007-December 2009).

Grace C. Torres (52) Treasurer and Principal Financial and Accounting Officer

Assistant Treasurer (since March 1999) and Senior Vice President (since September 1999) of PI; Assistant Treasurer (since May 2003) and Vice President (since June 2005) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (since May 2003) of Prudential Annuities Advisory Services, Inc.; formerly Senior Vice President (May 2003-June 2005) of AST Investment Services, Inc.

M. Sadiq Peshimam (47) Assistant Treasurer	Vice President (since 2005) of Prudential Investments LLC.
Peter Parrella (53) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).

(a) Excludes Ms. Rice and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

(1) The year that each individual became an Officer of the Target Portfolio Trust is as follows:

Kathryn L. Quirk, 2005; Deborah A. Docs, 2004; Jonathan D. Shain, 2005; Claudia DiGiacomo, 2005; John P. Schwartz, 2006; Andrew R. French, 2006; Timothy J. Knierim, 2007; Valerie M. Simpson 2007; Theresa C. Thompson, 2008; Richard W. Kinville, 2011, Grace C. Torres, 2000; M. Sadiq Peshimam, 2006; Peter Parrella, 2007.

Explanatory Notes to Tables:

■	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with Prudential Investments LLC and/or an affiliate of Prudential Investments LLC.
■	Unless otherwise noted, the address of all Board Members and Officers is c/o Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.
■

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

■

“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act) (that is, “public companies”) or other investment companies registered under the 1940 Act.

■

“Portfolios Overseen” includes all investment companies managed by Prudential Investments LLC. The investment companies for which PI serves as manager include the Prudential Investments Mutual Funds, The Prudential Variable Contract Accounts, Target Mutual Funds, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

THE TARGET PORTFOLIO TRUST

Approval of Advisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the “Board”) of The Target Portfolio Trust (the “Trust”)1 consists of 10 individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Trust and each of its Portfolios and their operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Target Investment Committee. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreement with Prudential Investments LLC (“PI”) and each Portfolio’s subadvisory agreement. In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 6-8, 2011 and approved the renewal of the agreements through July 31, 2012, after concluding that the renewal of the agreements was in the best interest of each of the Trust’s Portfolios and their shareholders.

In advance of the meetings, the Trustees requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided by PI and each subadviser, the performance of each Portfolio of the Trust, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided by PI throughout the year at

[1]

The Trust is comprised of the following series (each, a “Portfolio” and collectively, the “Portfolios”): Target Large Capitalization Value Portfolio, Target Large Capitalization Growth Portfolio, Target Small Capitalization Value Portfolio, Target Small Capitalization Growth Portfolio, Target International Equity Portfolio, Target Intermediate-Term Bond Portfolio, Target Mortgage-Backed Securities Portfolio and Target Total Return Bond Portfolio.

THE TARGET PORTFOLIO TRUST

Approval of Advisory Agreements (continued)

regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 6-8, 2011.

The Trustees determined that the overall arrangements between the Trust and PI, which serves as the Trust’s investment manager pursuant to a management agreement, and between PI and each subadviser,2 each of which serves pursuant to the terms of subadvisory agreements with PI, are in the interest of the Trust, each Portfolio and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by PI and each subadviser. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers, as well as the provision of fund recordkeeping and compliance services to the Trust. With respect to PI’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of the subadvisers as well as PI’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements or to replace certain subadvisers, as applicable.

[2]

The respective subadvisers for each Portfolio are as follows: Target Large Capitalization Value Portfolio (Hotchkis and Wiley Capital Management, Eaton Vance Management and NFJ Investment Group LLC), Target Large Capitalization Growth Portfolio (Marsico Capital Management LLC and Massachusetts Financial Services Company), Target Small Capitalization Value Portfolio (EARNEST Partners LLC, JP Morgan Investment Management, Inc., Lee Munder Investments, Ltd., NFJ Investment Group LLC and Vaughan Nelson Investment Management), Target Small Capitalization Growth Portfolio (Eagle Asset Management), Target International Equity Portfolio (LSV Asset Management and Thornburg Investment Management, Inc.), Target Intermediate-Term Bond Portfolio (Pacific Investment Management Company LLC), Target Mortgage-Backed Securities Portfolio (Wellington Management Company LLC) and Target Total Return Bond Portfolio (Pacific Investment Management Company LLC).

THE TARGET PORTFOLIO TRUST

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Trust and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to PI’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (“CCO”) as to both PI and each subadviser.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that the Trust and its Portfolios benefit from the services provided by PI and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Trust’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PI to certain of the Portfolios during the year ended December 31, 2010 exceeded the benefits gained by PI, resulting in an operating loss to PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

The Board separately considered the profitability, to the extent available, of the Trust’s subadvisers. However, the Board noted that none of the Trust’s subadvisers was affiliated with PI, and concluded that the level of profitability of a subadviser not affiliated with PI may not be as significant as PI’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by PI and the unaffiliated subadvisers, as well as the fact that PI compensates the subadvisers out of its management fee.

THE TARGET PORTFOLIO TRUST

Approval of Advisory Agreements (continued)

Economies of Scale

The Board noted that the advisory fee schedule for the Portfolios of the Trust does not contain breakpoints that would reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as each Portfolio’s assets grow beyond current levels. However, because of the nature of PI’s business, the Board could not reach definitive conclusions as to whether PI might realize economies of scale on a particular Portfolio or how great they may be. In light of each Portfolio’s current size and fee rate, the Board concluded that the absence of breakpoints in each Portfolio’s fee schedule is acceptable at this time.

Other Benefits to PI and the Subadvisers

The Board considered potential ancillary benefits that might be received by PI, the subadvisers, and their affiliates as a result of their relationship with the Trust and its Portfolios. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Portfolios’ securities lending agent, transfer agency fees received by the Trust’s transfer agent (which is affiliated with PI), as well as benefits to the reputation or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PI and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio of the Trust, the Board also considered certain additional specific factors and related conclusions relating to the performance and fees and expenses of the Portfolios, as detailed below. Among other things, the Board considered comparative fee information from PI and each subadviser. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. To the extent that PI deems appropriate, and for reasons addressed in detail with the Board, PI may have provided supplemental data compiled by Lipper for the Board’s consideration. The comparisons placed the Portfolios of the Trust in various

THE TARGET PORTFOLIO TRUST

quartiles over the one-, three-, five-, and, where applicable, 10-year periods ending December 31, 2010 (unless noted otherwise), with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The Board also considered each Portfolio’s actual management fee (which reflects any subsidies, expense caps or waivers), as well as each Portfolio’s total expenses.

Intermediate-Term Bond Portfolio. The Board considered that the Portfolio’s gross performance in relation to its Peer Universe (the Lipper Intermediate Investment-Grade Debt Funds Performance Universe) was in the first quartile over the three-, five- and 10-year periods, and in the third quartile over the one-year period. The Board also noted that the Portfolio outperformed its benchmark index over all periods. The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

The Board considered that the Portfolio’s actual management fee (which reflects any subsidies, expense caps or waivers) ranked in the Expense Group’s third quartile, and that total expenses ranked in the Expense Group’s second quartile. The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

International Equity Portfolio. The Board considered that the Portfolio’s gross performance in relation to its Peer Universe (a custom blend of mutual funds included in the Lipper International Multi-Cap Core Funds and International Large-Cap Core Funds Performance Universe)3 was in the second quartile over the one-, three-, five- and 10-year periods. The Board noted that the Portfolio outperformed its benchmark index for all periods. The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

The Board considered that the Portfolio’s actual management fee (which reflects any subsidies, expense caps or waivers) and total expenses both ranked in the Expense Group’s first quartile. The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

[3]

Although Lipper classifies the Portfolio in its International Large-Cap Core Funds Performance Universe, the custom blend was utilized for performance comparisons, because PI believes that the funds included in this custom blend provide a more appropriate basis for Portfolio performance comparisons.

THE TARGET PORTFOLIO TRUST

Approval of Advisory Agreements (continued)

Large Capitalization Growth Portfolio. The Board considered that the Portfolio’s gross performance in relation to its Peer Universe (the Lipper Large-Cap Growth Funds Performance Universe) was in the second quartile over the one-year period, in the third quartile over the three-year period, and in the fourth quartile over the five- and 10-year periods. The Board noted that PI had taken action in December 2008 to address the Portfolio’s performance record by replacing one of the Portfolio’s existing subadvisers with a new subadviser, Massachusetts Financial Services Company (MFS). The Board further noted that the Portfolio’s recent performance had shown improvement. The Board concluded that it was reasonable to renew the agreements, subject to its continued close scrutiny of the Portfolio’s performance.

The Board considered that the Portfolio’s actual management fee (which reflects any subsidies, expense caps or waivers) and total expenses both ranked in the Expense Group’s second quartile. The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Large Capitalization Value Portfolio. The Board considered that the Portfolio’s gross performance in relation to its Peer Universe (the Lipper Large-Cap Value Funds Performance Universe) was in the second quartile over the 10-year period, in the fourth quartile over the three- and five-year periods, and in the third quartile over the one-year period. The Board noted PI’s explanation that the Portfolio’s underperformance was primarily attributable to the fact that the “deep value” style of investing was out of favor during the extraordinary market conditions which occurred in 2008 and, as a result, the Portfolio’s “deep value” sleeve, managed by Hotchkis and Wiley, depressed the Portfolio’s performance. The Board also noted that one of the Portfolio’s existing subadvisers had been replaced in December 2008 by Eaton Vance Management. The Board concluded that it was reasonable to renew the agreements, subject to its continued close scrutiny of the Portfolio’s performance.

The Board considered that the Portfolio’s actual management fee (which reflects any subsidies, expense caps or waivers) and total expenses both ranked in the Expense Group’s first quartile. The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Mortgage Backed Securities Portfolio. The Board considered that the Portfolio’s gross performance in relation to its Peer Universe (the Lipper U.S. Mortgage

THE TARGET PORTFOLIO TRUST

Funds Performance Universe) was in the first quartile over the one-, three-, five- and 10-year periods. The Board also noted that the Portfolio outperformed its benchmark index over all periods. The Board determined that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

The Board considered that the Portfolio’s actual management fee (which reflects any subsidies, expense caps or waivers) ranked in the Expense Group’s first quartile, and that total expenses ranked in the Expense Group’s second quartile. The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Small Capitalization Growth Portfolio. The Board considered that the Portfolio’s gross performance in relation to its Peer Universe (the Lipper Small-Cap Growth Funds Performance Universe) was in the fourth quartile over the three-, five- and 10-year periods, and in the third quartile for the one-year period. The Board also noted that the Portfolio underperformed its benchmark index over all periods.

The Board considered that PI had taken action to address the Portfolio’s performance record by replacing both of the Portfolio’s existing subadvisers with two new subadvisers in July 2008: Eagle Asset Management and Ashfield Capital Partners. The Board further noted that Ashfield had resigned as a subadviser in February 2011, and that the segment of the Portfolio managed by Eagle Asset Management had outperformed the segment formerly managed by Ashfield Capital Partners over the one-year period. The Board concluded that it was reasonable to renew the agreements, subject to its continued close scrutiny of the Fund’s performance.

The Board considered that the Portfolio’s actual management fee (which reflects any subsidies, expense caps or waivers) and total expenses both ranked in the Expense Group’s first quartile. The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Small Capitalization Value Portfolio. The Board considered that the Portfolio’s gross performance in relation to its Peer Universe (the Lipper Small-Cap Value Funds Performance Universe)4 was in the second quartile over the three-, five-

[4]

Although Lipper classifies the Portfolio in its Small-Cap Core Funds Performance Universe, the Lipper Small-Cap Value Funds Performance Universe was utilized for performance comparisons, because PI believes that the funds included in this Universe provide a more appropriate basis for Portfolio performance comparisons.

THE TARGET PORTFOLIO TRUST

Approval of Advisory Agreements (continued)

and 10-year periods, and in the fourth quartile over the one-year period. The Board also noted that the Portfolio outperformed its benchmark index over all periods. The Board determined that, in light of the Portfolio’s competitive performance over long-term periods, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

The Board considered that the Portfolio’s actual management fee (which reflects any subsidies, expense caps or waivers) and total expenses both ranked in the Expense Group’s first quartile. The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Total Return Bond Portfolio. The Board considered that the Portfolio’s gross performance in relation to its Peer Universe (the Lipper Intermediate Investment-Grade Debt Funds Performance Universe)5 was in the first quartile over the three-, five- and 10-year periods, and in the third quartile for the one-year period. The Board also noted that the Portfolio outperformed its benchmark index over all periods. The Board determined that, in light of the Portfolio’s competitive performance over long-term periods, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

The Board considered that the Portfolio’s actual management fee (which reflects any subsidies, expense caps or waivers) ranked in the Expense Group’s third quartile, and that total expenses ranked in the Expense Group’s second quartile. The Board noted that the Portfolio’s actual management fees were 5 basis points higher than the Expense Group median. The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interest of each Portfolio of the Trust and their respective shareholders.

[5]

Although Lipper classifies the Portfolio in its BBB-rated Corporate Debt Funds Performance Universe, the Intermediate Investment-Grade Debt Funds Performance Universe was utilized for performance comparisons, because PI believes that the funds included in this Universe provide a more appropriate basis for Portfolio performance comparisons.

THE TARGET PORTFOLIO TRUST

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of The TARGET Portfolio Trust has delegated to the Trust’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Trust. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Trust’s website and on the Commission’s website.

TRUSTEES
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISERS	Eagle Asset Management	880 Carillon Parkway St. Petersburg, FL 33716

	EARNEST Partners, LLC	1180 Peachtree Street Suite 2300 Atlanta, GA 30309

	Eaton Vance Management	Two International Place Boston, MA 02110

	Hotchkis and Wiley Capital Management, LLC	725 S. Figueroa Street 39th Floor Los Angeles, CA 90017

	J.P. Morgan Investment Management, Inc.	245 Park Avenue New York, NY 10167

	Lee Munder Capital Group	200 Clarendon Street Boston, MA 02116

	LSV Asset Management	155 North Wacker Drive Suite 4600 Chicago, IL 60606

	Marsico Capital Management, LLC	1200 17th Street Suite 1600 Denver, CO 80202

	Massachusetts Financial Services Company	500 Boylston Street Boston, MA 02109

	NFJ Investment Group L.P.	2100 Ross Avenue Dallas, TX 75201

	Pacific Investment Management Company LLC	840 Newport Center Drive Newport Beach, CA 92660

	Thornburg Investment Management, Inc.	2300 North Ridgetop Road Santa Fe, NM 87506

	Vaughan Nelson Investment Management, L.P.	600 Travis Street Suite 6300 Houston, TX 77002

	Wellington Management Company, LLP	280 Congress Street Boston, MA 02110

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Trust carefully before investing. The prospectus and summary prospectuses contain this and other information about the Trust. An investor may obtain a prospectus and summary prospectuses by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectuses and summary prospectuses should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, The TARGET Portfolio Trust, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Trust’s schedule of portfolio holdings is also available on the Trust’s website as of the end of each fiscal quarter.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

THE TARGET PORTFOLIO TRUST	NASDAQ	CUSIP		NASDAQ	CUSIP
Large Capitalization Growth (Class R)	TLCRX	875921868	Total Return Bond (Class T)	TATBX	875921884
Large Capitalization Growth (Class T)	TALGX	875921207	Mortgage Backed Securities (Class T)	TGMBX	875921702
Small Capitalization Growth (Class R)	TSCRX	875921835	Large Capitalization Value (Class R)	TLVRX	875921850
Small Capitalization Growth (Class T)	TASGX	875921405	Large Capitalization Value (Class T)	TALVX	875921108
International Equity (Class Q)	TIEQX	875921793	Small Capitalization Value (Class R)	TSVRX	875921843
International Equity (Class R)	TEQRX	875921827	Small Capitalization Value (Class T)	TASVX	875921306
International Equity (Class T)	TAIEX	875921504	Intermediate-Term Bond (Class T)	TAIBX	875921801
Total Return Bond (Class R)	TTBRX	875921819

TMF158E    0215426-00001-00

Item 2 – Code of Ethics — See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. Stephen P. Munn, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal years ended October 31, 2011 and October 31, 2010, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $290,500 and $308,000, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

None.

(c) Tax Fees

None.

(d) All Other Fees

None.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants. Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Other Non-audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e) (2) Percentage of services referred to in 4(b) – 4(d) that were approved by the audit committee –

Not applicable.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

Not applicable to Registrant for the fiscal years 2011 and 2010. The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years 2011 and 2010 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Target Portfolio Trust

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	December 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date:	December 20, 2011

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	December 20, 2011